                                          1933 Act File No. 33-21321
                                          1940 Act File No. 811-5536

                             SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC 20549

                                         Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.   28   ....................         X

                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.   26   ...................................         X

                                       HIBERNIA FUNDS

                     (Exact Name of Registrant as Specified in Charter)

                 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                          (Address of Principal Executive Offices)

                                       (412) 288-1900
                              (Registrant's Telephone Number)

                                John W. McGonigle, Esquire,
                       Federated Investors Tower, 1001 Liberty Avenue
                            Pittsburgh, Pennsylvania 15222-3779
                          (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 X  immediately upon filing pursuant to paragraph (b)
    on                 pursuant to paragraph (b)
 _  60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                         Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, DC  20037

PROSPECTUS

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DECEMBER 31, 2003

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Hibernia Capital Appreciation Fund

Class A Shares

Class B Shares

Hibernia Louisiana Municipal Income Fund

Class A Shares

Class B Shares

Hibernia Mid Cap Equity Fund

Class A Shares

Class B Shares

Hibernia Total Return Bond Fund

Hibernia U.S. Government Income Fund

Hibernia Cash Reserve Fund

Class A Shares

Class B Shares

Hibernia U.S. Treasury Money Market Fund

PROSPECTUS

HIBERNIA FUNDS

Equity and Income Funds

HIBERNIA CAPITAL APPRECIATION FUND–CLASS A SHARES AND CLASS B SHARES

HIBERNIA LOUISIANA MUNICIPAL INCOME FUND–CLASS A SHARES AND CLASS B SHARES

HIBERNIA MID CAP EQUITY FUND–CLASS A SHARES AND CLASS B SHARES

HIBERNIA TOTAL RETURN BOND FUND

HIBERNIA U.S. GOVERNMENT INCOME FUND

Money Market Funds

HIBERNIA CASH RESERVE FUND—CLASS A SHARES AND CLASS B SHARES

HIBERNIA U.S. TREASURY MONEY MARKET FUND

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

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Fund Goals, Strategies, Performance and Risks	1
Principal Risks of Investing in a Fund	15
What are the Equity and Income Funds’ Fees and Expenses?	16
What are the Money Market Funds’ Fees and Expenses?	18
Principal Securities in Which the Funds Invest	20
What are the Specific Risks of Investing in a Fund?	24
What do Shares Cost?	27
How are the Funds Sold?	30
How to Purchase Shares	31
How to Redeem and Exchange Shares	32
Account and Share Information	35
Who Manages the Funds?	36
Financial Information	37
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NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

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DECEMBER 31, 2003

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FUND GOALS, STRATEGIES, PERFORMANCE AND RISKS

Hibernia Funds offer seven portfolios, including two equity funds, three income funds and two money market funds. The following describes the investment goals, strategies and principal risks of each Fund.

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in a Fund and there can be no assurance that a Fund will achieve its goal. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by Hibernia National Bank or its affiliates, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation nor any government agency. Although money market funds seek to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in a money market fund.

1	HIBERNIA FUNDS

HIBERNIA CAPITAL APPRECIATION FUND

Goal

The Fund’s goal is to provide growth of capital and income.

Strategy

The Fund attempts to achieve its goal by investing primarily in a professionally managed, diversified portfolio of common stocks. The Adviser selects companies using traditional research techniques, including assessment of earnings and dividend growth prospects of the companies. Ordinarily, this investment management style focuses on companies with high revenue and dividend growth. However, other factors such as expected earnings and dividend growth and traditional valuation measures will also be considered. Under normal circumstances, at least 65% of the Fund’s portfolio will be invested in common stocks.

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The Fund’s investment approach is based on the conviction that over the long term the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations. Given prevailing market conditions, the Adviser will focus primarily on growth of capital with income being of secondary importance.

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Principal Risks

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The value of equity securities in the Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund’s Share price may decline. The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company’s equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market. Other principal risks of investing in the Fund include the risks related to investing for growth; the risks posed by the fact that growth stocks in particular may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development and the risks related to investing for value; the risks posed by the fact that value stocks in particular may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development.

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Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund’s Class A Shares total return for the nine-month period from January 1, 2003 to September 30, 2003 was 11.03%.

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Within the period shown in the bar chart, the Fund’s Class A Shares highest quarterly return was 23.22% (quarter ended December 31, 1998). Its lowest quarterly return was (16.33)% (quarter ended September 30, 2002).

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HIBERNIA FUNDS	2

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☐  Hibernia Capital Appreciation Fund

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund’s Class A Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all Classes. In addition, Return After Taxes is shown for Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2002)

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Class A	1 Year	5 Years	10 Years	Start of Performance[1]

Return Before Taxes	(24.08)%	(0.98)%	8.99%	N/A

Return After Taxes on Distributions[2]	(24.20)%	(2.34)%	6.89%	N/A

Return After Taxes on Distributions and Sale of Fund Shares[2]	(14.78)%	(0.70)%	6.98%	N/A

Class B

Return Before Taxes	(25.45)%	(1.11)%	N/A	3.40%

S&P 500	(22.10)%	(0.59)%	9.34%	N/A

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1	The Fund’s Class B Shares start of performance date was December 2, 1996.
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2	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
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HIBERNIA LOUISIANA MUNICIPAL INCOME FUND

Goal

The Fund’s goal is to provide current income which is generally exempt from federal regular income tax and the personal income taxes imposed by the state of Louisiana. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.)

Strategy

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The Fund attempts to achieve its goal by investing in a portfolio primarily limited to Louisiana municipal securities. As a matter of policy, which cannot be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances, at least 80% of its annual interest income is exempt from federal regular and Louisiana state income taxes or at least 80% of its net assets are invested in obligations, the interest income from which is exempt from federal regular and Louisiana state income taxes. The Fund will generally purchase insured, investment grade securities of a duration appropriate to current market conditions although the Fund may also purchase uninsured, investment grade securities. In expected rising interest rate environments, the Adviser will generally choose securities of a shorter duration. In expected falling interest rate environments, the Adviser will generally choose securities of a longer duration.

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As a matter of investment policy which may be changed without shareholder approval, at least 80% of the Fund’s total assets will be invested in Louisiana municipal securities.

Principal Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

3	HIBERNIA FUNDS

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s Share price and performance.

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Additionally, issuers or insurers of securities purchased by the Fund may default or delay in the payment of principal and/or interest on such securities which could result in a loss to the Fund.

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Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund’s Class A Shares total return for the nine-month period from January 1, 2003 to September 30, 2003 was 3.28%.

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Within the period shown in the bar chart, the Fund’s Class A Shares highest quarterly return was 6.51% (quarter ended March 31, 1995). Its lowest quarterly return was (4.86)% (quarter ended March 31, 1994).

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HIBERNIA FUNDS	4

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☐  Hibernia Louisiana Municipal Income Fund

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund’s Class A Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Ten Year Insured Bond Index (LB10I), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2002)

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Class A	1 Year	5 Years	10 Years	Start of Performance[1]

Return Before Taxes	5.78%	4.92%	5.87%	N/A

Return After Taxes on Distributions[2]	5.65%	4.81%	5.74%	N/A

Return After Taxes on Distributions and Sale of Fund Shares[2]	5.42%	4.86%	5.69%	N/A

Class B

Return Before Taxes	2.67%	N/A	N/A	1.28%

LB10I	10.36%	6.25%	6.52%	N/A

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1	The Fund’s Class B Shares start of performance date was November 15, 2001.
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2	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
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HIBERNIA MID CAP EQUITY FUND

Goal

The Fund’s goal is total return.

Strategy

Under normal market conditions, the Fund intends to invest at least 80% of its total assets in equity securities of companies that, at the time of acquisition, have a market value capitalization ranging from $500 million to $10 billion. The Fund attempts to select companies whose potential for capital appreciation exceeds that of larger capitalization stocks commensurate with increased risk. The Fund’s Adviser will invest primarily in equity securities of companies with above-average earnings growth prospects or in companies where significant fundamental changes are taking place. These changes could include significant new products, services, or methods of distribution; restructuring or reallocating business; or significant share price  appreciation.

Principal Risks

The value of equity securities in the Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund’s Share price may decline. The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company’s equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

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Because the Fund invests primarily in medium capitalization stocks, there are some additional risk factors associated with investments in the Fund. In particular, stocks in the medium capitalization sector of the U.S. equity market tend to be more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor’s 500 Composite Price Index

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5	HIBERNIA FUNDS

(S&P 500). This is because, among other things, medium-sized companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting slightly higher volatility, the stocks of medium-sized companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of medium-sized companies may decline in price as the price of large company stocks rises or vice versa. You should expect that the Fund will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500.

Other risks of investing in the Fund include the risks related to investing for growth; the risks posed by the fact that growth stocks in particular may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development.

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Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund’s Class A Shares total return for the nine-month period from January 1, 2003 to September 30, 2003 was 14.83%.

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Within the period shown in the bar chart, the Fund’s Class A Shares highest quarterly return was 24.63% (quarter ended December 31, 1998). Its lowest quarterly return was (15.07)% (quarter ended September 30, 2001).

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HIBERNIA FUNDS	6

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☐  Hibernia Mid Cap Equity Fund

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund’s Class A Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all Classes. In addition, Return After Taxes is shown for Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 400 Mid Cap Index (S&P 400), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2002)

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Class A1	1 Year	Start of Performance[2]

Return Before Taxes	(17.35)%	3.44%

Return After Taxes on Distributions[3]	(17.35)%	3.01%

Return After Taxes on Distributions and Sale of Fund Shares[3]	(10.65)%	2.86%

Class B

Return Before Taxes	(18.77)%	3.40%

S&P 400	(14.50)%	4.68%

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1	The Fund’s Class A Shares are the successor to a common trust fund (CTF) managed by the Adviser. At the commencement of operations for Class A Shares, the CTF’s assets were transferred to the Fund in exchange for Class A Shares. The CTF was not registered under the Investment Company Act of 1940 (“1940 Act”) and therefore was not subject to investment restrictions under the 1940 Act. If the CTF had been registered under the 1940 Act, Return Before Taxes, Return After Taxes on Distributions and Return After Taxes on Distributions and Sale of Fund Shares of Class A Shares would have been disclosed above.
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2	The Fund’s Class A and Class B Shares start of performance date was July 13, 1998.
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3	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
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7	HIBERNIA FUNDS

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HIBERNIA TOTAL RETURN BOND FUND

Goal

The Fund’s goal is to maximize total return.

Strategy

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The Fund attempts to achieve its goal by investing in a diversified portfolio of investment grade U.S. government, mortgage backed, asset backed and corporate securities, as well as collateralized mortgage obligations. Under normal circumstances, the Fund will attempt to invest at least 80% of its assets in bonds. The Adviser allocates the Fund’s portfolio among business sectors and adjusts the credit quality of the portfolio by analyzing current economic and securities market conditions, particularly changes in interest rates and expected trends in corporate earnings. These factors also guide the selection of the maturity and the duration of portfolio securities. The Fund may invest in securities of any duration although generally, under normal conditions, the Fund’s average duration would tend toward the overall U.S. market average which is roughly 4.31 years as of October 31, 2003. The Fund will attempt to achieve the capital appreciation component of total return by adjusting the duration of the portfolio, within a range that is twenty percent above or below the U.S. market average, in response to expected changes in interest rates.

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Principal Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Other factors that may affect the Fund’s returns include bond defaults or increase in the risk of defaults, or early redemptions of portfolio securities. Risk of prepayment on asset backed and mortgage backed securities will also affect Fund returns.

HIBERNIA FUNDS	8

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Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund's total return for the nine-month period from January 1, 2003 to September 30, 2003 was 2.81%.

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Within the period shown in the bar chart, the Fund's highest quarterly return was 6.10% (quarter ended June 30, 1995). Its lowest quarterly return was (3.16)% (quarter ended December 31, 2001).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund's Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Citigroup Broad Investment Grade Bond Index (CBIGBI),a broad based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2002)

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Fund	1 Year	5 Years	10 Years

Return Before Taxes	6.97%	5.51%	5.89%

Return After Taxes on Distributions[1]	4.86%	3.17%	3.48%

Return After Taxes on Distributions and Sale of Fund Shares[1]	4.22%	3.22%	3.49%

CBIGBI	10.09%	7.52%	7.53%

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1	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
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9	HIBERNIA FUNDS

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HIBERNIA U.S. GOVERNMENT INCOME FUND

Goal

The Fund’s goal is to provide current income.

Strategy

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Current income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on all other U.S. government securities and mortgage-related securities, and short-term capital gains. The Fund attempts to achieve its investment objective by investing in investment grade securities which are guaranteed as to payment of principal and interest by the U.S. government or U.S. government agencies or instrumentalities. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in such U.S. government securities. Under normal circumstances, the average duration of the Fund’s holdings will be within 20% of the overall U.S. intermediate term market average (currently 3.8 years). The Fund may also invest in corporate bonds, asset backed securities and certain privately issued mortgage-related securities, such as investment banking firms and companies related to the construction industry. The mortgage-related securities in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of any agency or instrumentality of the U.S. government.

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The mortgage-related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.

Principal Risks

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Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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Other factors that may affect the Fund’s returns include bond defaults or increase in the risk of defaults, or early redemptions of portfolio securities. Risk of prepayment on asset backed and mortgage-backed securities will also affect Fund returns. Because issuers of companies providing credit enhancement with regard to a Fund’s securities may be concentrated in certain industry sectors, the creditworthiness of the Fund’s securities may be adversely affected by developments that affect such sectors.

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HIBERNIA FUNDS	10

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Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund’s total return for the nine-month period from January 1, 2003 to September 30, 2003 was 2.63%.

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Within the period shown in the bar chart, the Fund’s highest quarterly return was 5.01% (quarter ended June 30, 1995). Its lowest quarterly return was (2.57)% (quarter ended March 31, 1994).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund’s Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Citigroup Medium Term Broad Index (CMTBI), a broad based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2002)

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Fund	1 Year	5 Years	10 Years

Return Before Taxes	5.50%	6.00%	6.08%

Return After Taxes on Distributions[1]	3.38%	3.67%	3.52%

Return After Taxes on Distributions and Sale of Fund Shares[1]	3.32%	3.61%	3.54%

CMTBI	9.32%	7.45%	7.17%


1	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

11	HIBERNIA FUNDS

HIBERNIA CASH RESERVE FUND

Goal

The Fund is a money market fund which seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s goal is current income consistent with stability of principal.

Strategy

The Fund’s portfolio consists of high quality money market instruments maturing in 397 days or less. As a matter of policy, which cannot be changed without shareholder approval, the average maturity of the securities in the Fund’s portfolio, computed on a dollar- weighted basis, will be 120 days or less. As a matter of operating policy, which may be changed without shareholder approval, the Fund will limit the average maturity of its portfolio to 90 days or less, in order to meet regulatory requirements. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations (NRSROs) or are of comparable quality to securities having such ratings. The Fund invests only in instruments denominated and payable in U.S. dollars.

Principal Risks

Even though the Fund is a money market fund that seeks to maintain a stable NAV it is possible to lose money by investing in the Fund.

Generally, in excess of 50% of the total assets of the Fund will be invested in commercial paper and variable rate demand notes. Commercial paper issued by finance companies will comprise more than 25% of the Fund’s total assets, unless the Fund is in a temporary defensive position as a result of economic conditions. These policies may not be changed without shareholder approval. Concentration of the Fund’s portfolio in such obligations may entail additional risks which are not encountered by funds with more diversified portfolios including credit risk to such finance companies and temporary demand and supply imbalances.


Risk/Return Bar Chart and Table



Historically, the Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.


The Fund's Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.


The Fund's Class A Shares total return for the nine-month period from January 1, 2003 to September 30, 2003 was 0.48%.


Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 1.41% (quarter ended December 31, 2000). Its lowest quarterly return was 0.23% (quarter ended June 30, 2002).


HIBERNIA FUNDS	12


☐  Hibernia Cash Reserve Fund



Average Annual Total Return Table


The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2002.


	1 Year	5 Years	10 Years	Start of Performance[1]

Class A	1.05%	3.75%	3.91%	N/A

Class B	(4.71)%	N/A	N/A	2.50%


1	The Fund's Class B Shares start of performance date was September 4, 1998.

The Fund's Class A Shares and Class B Shares 7-Day Net Yields as of August 31, 2003 were 0.48 and 0.33%, respectively. You may call the Fund at 1-800-999-0426 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



HIBERNIA U.S. TREASURY MONEY MARKET FUND

Goal

The Fund is a money market fund which seeks to maintain a stable NAV of $1.00 per Share. The Fund’s goal is current income consistent with stability of principal and liquidity.

Strategy

The Fund pursues its goal by investing in a portfolio of short-term U.S. Treasury obligations which are issued by the U.S. government and are fully guaranteed as to payment of principal and interest by the United States. The Fund invests only in short-term U.S. Treasury obligations maturing in 397 days or less. The average maturity of the U.S. Treasury obligations in the Fund’s portfolio, computed on a dollar-weighted basis, will be 90 days or less.

Principal Risks

Even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

Although the Fund invests in U.S. Treasury securities that are backed by the full faith and credit of the United States, Fund Shares, themselves, are not guaranteed or supported by the U.S. government.


While there is no assurance that the Cash Reserve Fund and U.S. Treasury Money Market Fund (together, the Money Market Funds) will achieve their respective investment goals, they endeavor to do so by following the strategies and policies described in this prospectus and by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act) which regulates money market funds.


13	HIBERNIA FUNDS


Risk/Return Bar Chart and Table




Historically, the Fund has maintained a constant $1.00 NAV per share. The bar chart shows the variability of the Fund’s total returns on a calendar year-end basis.


The Fund’s Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon NAV.


The Fund’s total return for the nine-month period from January 1, 2003 to September 30, 2003 was 0.34%.


Within the period shown in the bar chart, the Fund’s highest quarterly return was 1.45% (quarters ended September 30, 2000 and December 31, 2000). Its lowest quarterly return was 0.21% (quarter ended December 31, 2002).



Average Annual Total Return Table


The following table represents the Fund’s Average Annual Total Returns for calendar periods ended December 31, 2002.


Calendar Period	Fund

1 Year	1.05%

5 Years	3.79%

Start of Performance[1]	4.11%


1	The Fund’s start of performance date was July 16, 1993.

The Fund’s 7-Day Net Yield as of August 31, 2003 was 0.27%. You may call the Fund at 1-800-999-0426 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


HIBERNIA FUNDS	14

PRINCIPAL RISKS OF INVESTING IN A FUND

In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to all mutual funds.

For example, a Fund’s share price may decline and an investor could lose money. It is possible to lose money by investing in any of the Hibernia Funds. Also, there is no assurance that a Fund will achieve its investment goal.

	Capital Appreciation Fund	Louisiana Municipal Income Fund	Mid Cap Equity Fund	Total Return Bond Fund	U.S. Government Income Fund	Cash Reserve Fund	U.S. Treasury Money Market Fund

Stock Market Risk[1]	✓		✓

Sector Risk[2]	✓	✓	✓	✓	✓

Liquidity Risk[3]			✓

Investing for Growth[4]	✓		✓

Investing for Value[5]	✓		✓

Company Size Risk[6]			✓

Credit Risks[7]		✓		✓	✓	✓

Interest Rate Risk[8]		✓		✓	✓	✓	✓

Prepayment Risk[9]		✓		✓	✓

Call Risk[10]		✓		✓	✓

Tax Risks[11]		✓

Risks of Investing in Louisiana[12]		✓


1	The value of equity securities rise and fall.
2	Because issuers or companies providing credit enhancement with regard to a Fund’s securities may be concentrated in certain industry sectors, the creditworthiness of the Fund’s securities may be adversely affected by developments which adversely affect such sectors.
3	Limited trading opportunities for certain securities and the inability to sell a security at will could result in losses to a Fund.
4	Growth stocks, in particular, may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development.
5	Value stocks, in particular, may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development.
6	The smaller the capitalization of a company, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations.
7	The possibility that an issuer will default on a security by failing to pay interest or principal when due.
8	Prices of fixed income securities rise and fall in response to interest rate changes.
9	When interest rates decline, unscheduled prepayments of principal could accelerate and require the Fund to reinvest the proceeds of the prepayments at lower interest rates.
10	A Fund’s performance may be adversely affected by the possibility that an issuer of a security held by a Fund may redeem the security prior to maturity at a price below its current market value.
11	Any failure of municipal securities invested in by a Fund to meet certain applicable legal requirements, or any proposed or actual changes in the federal or a state’s tax law, could adversely affect shareholders of a Fund.
12	Any economic, political, or regulatory developments affecting the value of the securities in the Fund’s portfolio could have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers. The Louisiana economy is heavily dependent upon energy prices, both oil and gas. Any adverse economic conditions or developments affecting the state of Louisiana or its municipalities could impact the Fund’s portfolio. Investing in Louisiana municipal securities which meet the Fund’s quality standards may not be possible if the state of Louisiana and its municipalities do not maintain their current credit ratings.

15	HIBERNIA FUNDS


WHAT ARE THE EQUITY AND INCOME FUNDS’ FEES AND EXPENSES?



EQUITY AND INCOME FUNDS



FEES AND EXPENSES


	Capital Appreciation Fund Class A Shares	Capital Appreciation Fund Class B Shares	Louisiana Municipal Income Fund Class A Shares	Louisiana Municipal Income Fund Class B Shares	Mid Cap Equity Fund Class A Shares	Mid Cap Equity Fund Class B Shares	Total Return Bond Fund	U.S. Government Income Fund

Shareholder Transaction Expenses

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	4.50%	None	3.00%	None	4.50%	None	3.00%	3.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	None	None	None	None	None	None	None	None

Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50%[1]	None	5.50%[1]	None	5.50%[1]	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None	None	None

Exchange Fee	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses (Before Waivers)[2] (As a percentage of average net assets)

Management Fee3.	0.75%	0.75%	0.45%	0.45%	0.75%	0.75%	0.70%	0.45%

Distribution (12b-1 Fee)4.	0.25%	0.75%	0.25%	0.75%	0.25%	0.75%	0.25%	0.25%

Shareholder Services Fee	None	0.25%	None	0.25%	None	0.25%	None	None

Other Expenses	0.27%	0.27%	0.37%	0.37%	0.55%	0.55%	0.46%	0.31%

Total Annual Fund Operating Expenses	1.27%	2.02%[5]	1.07%	1.82%[5]	1.55%	2.30%[5]	1.41%	1.01%


1	The contingent deferred sales charge is 5.50% in the first year, declining to 1.00% in the sixth year and then 0.00% thereafter. See “What Do Shares Cost—Sales Charge When You Redeem.”
2	Although not contractually obligated to do so, the Adviser and distributor waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended August 31, 2003.
Total Waiver of Fund Expenses	0.00%	0.00%	0.33%	0.23%	0.00%	0.00%	0.40%	0.31%
Total Actual Annual Fund Operating
Expenses (after waivers)	1.27%	2.02%	0.74%	1.59%	1.55%	2.30%	1.01%	0.70%
3	The Adviser voluntarily waived a portion of the management fee of Louisiana Municipal Income Fund, Total Return Bond Fund and U.S. Government Income Fund. The voluntary waiver can be terminated at any time. The management fee paid by Louisiana Municipal Income Fund, Total Return Bond Fund and U.S. Government Income Fund (after voluntary reduction) was 0.22%, 0.30%, and 0.24%, respectively, for the fiscal year ended August 31, 2003.
4	The distribution (12b-1) fee for Louisiana Municipal Income Fund’s Class A Shares and U.S. Government Income Fund has been voluntarily reduced. This voluntary reduction can be terminated at any time. The distribution (12b-1) fee paid by the Louisiana Municipal Income Fund’s Class A Shares and U.S. Government Income Fund (after voluntary reduction) was 0.15% for both Funds for the year ended August 31, 2003.
5	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the 15th of the following month. Class A Shares incur lower operating expenses than Class B Shares.

HIBERNIA FUNDS	16


EXAMPLE


This Example is intended to help you compare the cost of investing in each of the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeemed all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years

Expenses assuming redemption

Capital Appreciation Fund—Class A Shares	$574	$835	$1,116	$1,915

Capital Appreciation Fund—Class B Shares	$755	$1,034	$1,288	$2,155

Louisiana Municipal Income Fund— Class A Shares	$406	$630	$872	$1,566

Louisiana Municipal Income Fund— Class B Shares	$735	$973	$1,185	$1,940

Mid Cap Equity Fund—Class A Shares	$601	$918	$1,257	$2,212

Mid Cap Equity Fund—Class B Shares	$783	$1,118	$1,430	$2,448

Total Return Bond Fund	$439	$733	$1,048	$1,940

U.S. Government Income Fund	$400	$612	$841	$1,499

Expenses assuming no redemption

Capital Appreciation Fund—Class B Shares	$205	$634	$1,088	$2,155

Louisiana Municipal Income Fund— Class B Shares	$185	$573	$985	$1,940

Mid Cap Equity Fund—Class B Shares	$233	$718	$1,230	$2,448


17	HIBERNIA FUNDS


WHAT ARE THE MONEY MARKET FUNDS’ FEES AND EXPENSES?



MONEY MARKET FUNDS



FEES AND EXPENSES


	Cash Reserve Fund Class A Shares	Cash Reserve Fund Class B Shares	U.S. Treasury Money Market Fund

Shareholder Transaction Expenses

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None	None	None

Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)	None	None	None

Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50%[1]	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers)[2] (As a percentage of average net assets)

Management Fees[3]	0.40%	0.40%	0.40%

Distribution (12b-1 fee)[4]	0.25%	0.75%	0.25%

Shareholder Services Fee	None	0.25%	None

Other Expenses	0.28%	0.28%	0.25%

Total Annual Fund Operating Expenses	0.93%	1.68%[5]	0.90%


1	The contingent deferred sales charge is 5.50% in the first year, declining to 1.00% in the sixth year and then 0.00% thereafter. See “What Do Shares Cost—Sales Charge When You Redeem.”
2	Although not contractually obligated to do so, the Adviser and Distributor waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended August 31, 2003.
Total Waiver of Fund Expenses	0.40%	0.79%	0.25%
Total Actual Annual Fund Operating Expenses (after waivers)	0.53%	0.89%	0.65%
3	The Adviser voluntarily waived a portion of the management fee of Cash Reserve Fund. The voluntary waiver can be terminated at any time. The management fee paid by Cash Reserve Fund (after the voluntary reduction) was 0.15% for the fiscal year ended August 31, 2003.
4	The distribution (12b-1) fee for Cash Reserve Fund’s Class A Shares and Class B Shares has been voluntarily reduced. This voluntary reduction can be terminated at any time. The distribution (12b-1) fees paid by Cash Reserve Fund’s Class A Shares and Class B Shares (after the voluntary reduction) were 0.10% and 0.21%, respectively. Under the Rule 12b-1 distribution plan, U.S. Treasury Money Market Fund can pay the Distributor up to 0.25% as a 12b-1 fee. The U.S. Treasury Money Market Fund did not pay or accrue the distribution (12b-1) fee during the fiscal year ended August 31, 2003. The U.S. Treasury Money Market Fund has no present intention of paying or accruing the distribution (12b-1) fee for the fiscal year ending August 31, 2004.
5	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the 15th of the following month. Class A Shares incur lower operating expenses than Class B Shares.

HIBERNIA FUNDS	18


EXAMPLE


This Example is intended to help you compare the cost of investing in each of the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses are before waivers as shown in the table and remain the same. Wire-transferred redemption of less than $5,000 may be subject to additional fees. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


	1 Year	3 Years	5 Years	10 Years

Expenses assuming redemption

Cash Reserve Fund—Class A Shares	$95	$296	$515	$1,143

Cash Reserve Fund—Class B Shares	$721	$930	$1,113	$1,788

U.S. Treasury Money Market Fund	$92	$287	$498	$1,108

Expenses assuming no redemption

Cash Reserve Fund—Class B Shares	$171	$530	$913	$1,788


19	HIBERNIA FUNDS


PRINCIPAL SECURITIES IN WHICH THE  FUNDS INVEST

■	The Capital Appreciation Fund and the Mid Cap Equity Fund invest principally in equity securities including common stocks.
■	The Louisiana Municipal Income Fund invests principally in tax exempt securities including general obligation bonds and special revenue bonds.
■	The Total Return Bond Fund invests principally in fixed income securities including treasury securities and corporate debt securities in addition to mortgage backed securities, collateralized mortgage obligations and asset backed securities.
■	The U.S. Government Income Fund invests principally in fixed income securities including treasury securities and agency securities in addition to collateralized mortgage obligations.
■	The Cash Reserve Fund invests principally in fixed income securities including corporate debt securities, commercial paper and demand instruments in addition to repurchase agreements.
■	The U.S. Treasury Money Market Fund invests principally in fixed income securities including treasury securities in addition to repurchase agreements.

The following are descriptions of each of these principal types of investments.


EQUITY SECURITIES

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the types of equity securities in which the Funds invest as noted immediately above.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security’s yield measures the annual income earned on a security as a percentage of its price.

A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity

HIBERNIA FUNDS	20

acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass- through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and

21	HIBERNIA FUNDS

prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment. Louisiana Municipal Income Fund invests in debt obligations, including industrial development bonds, issued on behalf of the state of Louisiana, its political subdivisions or agencies and debt obligations issued by or on behalf of any state, territory or possession of the United States, including the District of Columbia, or any political subdivision or agency of any of these.

Louisiana municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Louisiana municipal securities include industrial development and pollution control bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.


The interest from the municipal securities in which the Louisiana Municipal Income Fund invests is, in the opinion of bond counsel for the issuers, or in the opinion of officers of the Hibernia Funds and/or the Adviser to the Fund, exempt from both federal regular income tax and the personal income tax imposed by the state of Louisiana. (Municipal securities not issued by the state of Louisiana, its political subdivisions or agencies, which may generate interest income subject to the Louisiana personal income tax, may also be purchased by the Fund.)


General Obligation Bonds

General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price,

HIBERNIA FUNDS	22

reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

A Fund’s custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Temporary Defensive Investments

During times of unusual market conditions, for defensive purposes and to maintain liquidity, Capital Appreciation Fund, Mid Cap Equity Fund, Total Return Bond Fund, and U.S. Government Income Fund may invest in cash and money market instruments, such as the following:

■	prime commercial paper (rated A-2 or above by Standard & Poor’s (S&P), Prime-2 or above by Moody’s Investors Service (Moody’s), or F-2 or above by Fitch Ratings (Fitch)) and Europaper (rated A-2 or above or Prime-2 or above). In the case where commercial paper or Europaper has received different ratings from different NRSROs, such commercial paper or Europaper is an acceptable temporary investment so long as at least one rating is one of the preceding high-quality ratings and provided the Adviser has determined that such investment presents minimal credit risks;
■	instruments of domestic and foreign banks and savings associations having capital, surplus, and undivided profits of over $100 million or if the principal amount of the instrument is insured by the FDIC or the Savings Association Insurance Fund (“SAIF”). These instruments include certificates of deposit, demand and time deposits, savings shares, ECDs, ETDs, Canadian Time Deposits, and bankers’ acceptances;
■	securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities;
■	repurchase agreements; and
■	other short-term money market instruments which are not rated but are determined by the Adviser to be of comparable quality to the other temporary obligations in which the Funds may invest.
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Louisiana Municipal Income Fund may, from time to time, on a temporary basis, or when the Adviser determines that market conditions call for a temporary defensive posture, invest in short-term tax exempt or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements. Louisiana Municipal Income Fund has no rating requirements applicable to temporary investments. However, the Adviser will limit temporary investments to those it considers to be of high quality. Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax.

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For defensive purposes only, Total Return Bond Fund may also invest in acceptable investments of the Fund with short-term maturities.

Funds employing defensive tactics may not attain their stated goal relative to the period during which such tactics are employed.

INVESTMENT RATINGS

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSRO. For example, S&P, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of

23	HIBERNIA FUNDS

the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser’s credit assessment that the security is comparable to investment grade. The U.S. Government Income Fund may invest in corporate bonds rated A or better by S&P, Moody’s or Fitch. The Louisiana Municipal Income Fund and Total Return Bond Fund each invest in securities rated Baa or better by Moody’s or BBB or better by S&P or Fitch.

Money market instruments and commercial paper in which the Funds normally invest are rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody’s or F-1 or F-2 by Fitch.

The notes, warrants, rights and convertible securities in which the Funds invest are rated at least BBB by S&P or Fitch, or at least Baa by Moody’s, or if not rated, are determined by the Adviser to be of comparable quality.

The securities in which the Cash Reserve Fund invests must be rated in the highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings. The Fund has been rated AAAm by Moody’s and in the highest class of acceptable investments by the National Association of Insurance Companies.

If a security loses its rating or has its rating reduced after a Fund purchases it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

INDUSTRY CONCENTRATION

As previously stated, the Cash Reserve Fund may invest 25% or more of its assets in commercial paper and variable rate demand notes. Generally, in excess of 50% of the total assets of the Fund will be invested in commercial paper and variable rate demand notes. Commercial paper issued by finance companies will comprise more than 25% of the Fund’s total assets, unless the Fund is in a temporary defensive position as a result of economic conditions. These policies may not be changed without shareholder approval. Concentration of the Fund’s portfolio in such obligations may entail additional risks which are not encountered by funds with more diversified portfolios including credit risk to such finance companies and temporary demand and supply imbalances.

PORTFOLIO TURNOVER

The Capital Appreciation Fund, Mid Cap Equity Fund and Total Return Bond Fund actively trade portfolio securities in an attempt to achieve their respective goal. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund’s trading costs and may have an adverse impact on the Fund’s performance.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN A FUND?

STOCK MARKET RISKS

■	The value of equity securities in a Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund’s Share price may decline.
■	The Adviser attempts to manage market risk by limiting the amount a Fund invests in each company’s equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

HIBERNIA FUNDS	24

SECTOR RISKS

■	Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISKS

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■	Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.
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RISKS RELATED TO INVESTING FOR GROWTH

■	Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

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RISKS RELATED TO INVESTING FOR VALUE

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■	Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
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RISKS RELATED TO COMPANY SIZE

■	Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
■	Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

INTEREST RATE RISKS

■	Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
■	Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

■	Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
■	Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the like -

25	HIBERNIA FUNDS

lihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser’s credit assessment.
■	Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
■	Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
■	Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

PREPAYMENT RISKS

■	Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

■	Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

CALL RISKS

■	Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.
■	If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

TAX RISKS

■	In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and dis -

HIBERNIA FUNDS	26

tributed by the Louisiana Municipal Income Fund to shareholders to be taxable.
■	Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

RISKS OF INVESTING IN LOUISIANA MUNICIPAL INCOME FUND

Yields on Louisiana municipal securities depend on a variety of factors, including: the general conditions of the money market and the taxable and municipal security markets; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue. The ability of Louisiana Municipal Income Fund to achieve its goal also depends on the continuing ability of the issuers of Louisiana municipal securities to meet their obligations for the payment of interest and principal when due.

Further, the Louisiana economy is predominated by oil and gas; both the exploration and production. Any adverse economic conditions or developments affecting these industries, the state of Louisiana or its municipalities could impact Louisiana Municipal Income Fund’s portfolio. Investing in Louisiana municipal securities which meet Louisiana Municipal Income Fund’s quality standards may not be possible if the state of Louisiana and its municipalities do not maintain their current credit ratings.

The Louisiana Municipal Income Fund may invest more than 25% of the value of its total assets in industrial development and pollution control bonds, which may result in more than 25% of the Fund’s total assets being invested in one industry. The Fund may also invest more than 25% of its assets in housing bonds, which are revenue bonds. Legislative actions at the state or federal level, changes in national or regional economic conditions, or changes in the quality of mortgages securing some housing bonds are some of the factors that could affect housing bonds.

Other factors that may affect the Fund’s returns include bond defaults or increase in the risk of defaults, or early redemptions of portfolio securities.

Non-diversification

The Louisiana Municipal Income Fund is a non-diversified investment company. An investment in the Fund, therefore, may entail greater risk than would exist in a diversified investment company because the higher percentage of investments across fewer issuers could result in greater fluctuation in the total market value of the Fund’s portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund’s portfolio could have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers. The Fund will attempt to minimize the risks associated with a non-diversified portfolio by limiting, with respect to 75% of the Fund’s total assets, investments in one issuer to not more than 10% of the value of its total assets. The total amount of the remaining 25% of the value of the Fund’s total assets could be invested in a single issuer, but only if the investment adviser believes such a strategy to be prudent. In addition, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that at the end of each quarter of the taxable year, the aggregate value of all investments in any one issuer (except U.S. government obligations, cash, and money market instruments) which exceed 5% of the Fund’s total assets, not exceed 50% of the value of the Fund’s total assets.

WHAT DO SHARES COST?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund and U.S. Government Income Fund (collectively, the Equity and Income Funds) receive your transaction request in proper form (as described in this prospectus), it is processed at the next calculated NAV plus any applicable front-end sales

27	HIBERNIA FUNDS

charge (public offering price). From time to time a Fund may purchase foreign securities that trade on foreign markets on days the NYSE is closed. Thus, the value of a Fund’s assets may change on days you cannot purchase or redeem Shares. NAV of the Equity and Income Funds is determined at the end of regular trading (normally 3:00 p.m. Central time) each day the NYSE is open.

The Capital Appreciation Fund and Mid Cap Equity Fund generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

The Louisiana Municipal Income Fund, Total Return Bond Fund and U.S. Government Income Fund generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Cash Reserve Fund and U.S. Treasury Money Market Fund (the Money Market Funds) attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Funds cannot guarantee that their NAV will always remain at $1.00 per Share. The Money Market Funds do not charge a front-end sales charge. NAV of the Money Market Funds is determined at 11:00 a.m. (Central time) and as of the end of regular trading (normally 3:00 p.m. Central time) each day the NYSE is open.

Each of the Funds reserve the ability to modify, in response to and for the duration of any extraordinary circumstances, when the Funds will be open for purchase, exchange and redemption transactions and when the Funds will calculate NAV.

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The minimum initial investment for each Fund is $1,000. With respect to the Money Market Funds, if the investment is in a retirement plan, the minimum initial investment is $250. Subsequent investments must be in amounts of at least $100. The Funds may choose to waive these minimum investment requirements for Hibernia National Bank (HNB) or its affiliates and for directors and employees of HNB and the immediate family members of these individuals.

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The following tables summarize the maximum sales charge that you will pay on an investment in a Fund. Keep in mind that investment professionals may also charge you fees for their services in connection with your Share transactions.

SALES CHARGE WHEN YOU PURCHASE

Class A Shares of Capital Appreciation Fund and Mid Cap Equity Fund are sold with a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV

$0 - $99,999	4.50%	4.71%

$100,000 - $249,000	3.75%	3.90%

$250,000 - $499,000	2.50%	2.56%

$500,000 - $999,999	2.00%	2.04%

$1,000,000 +	0.00%*	0.00%

* For transactions in excess of $1,000,000, a commission may be paid. If such a commission has been paid, the shareholder will be charged a 1% contingent deferred sales charge on any redemptions within 24 months of such purchase.

Class A Shares of Louisiana Municipal Income Fund, Total Return Bond Fund and U.S. Government Income Fund are sold with a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV

$0 - $99,999	3.00%	3.09%

$100,000 - $249,000	2.75%	2.83%

$250,000 - $499,000	2.50%	2.56%

$500,000 - $999,999	2.00%	2.04%

$1,000,000 +	0.00%*	0.00%

* For transactions in excess of $1,000,000, a commission may be paid. If such a commission has been paid, the shareholder will be charged a 1% contingent deferred sales charge on any redemptions within 24 months of such purchase.

HIBERNIA FUNDS	28

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Funds’ Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

The sales charge at purchase may be reduced or eliminated by:

■	purchasing Shares in greater quantities to reduce the applicable sales charge;
■	combining concurrent purchases of Shares:
–by	you, your spouse, and your children under age 21; or
–of	the same share class of two or more Funds (other than Money Market Funds);
■	accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in a Fund); or
■	signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

A Fund may also permit purchases without a sales charge from time to time, at its own discretion.

The sales charge will be eliminated when you purchase Shares:

■	within 30 days (within 120 days for IRA accounts) of redeeming Shares of an equal or greater amount of the same share class;
■	by exchanging shares from the same share class of another Fund (other than a Money Market Fund);
■	through wrap accounts or other investment programs where you pay the investment professional directly for services;
■	through investment professionals that receive no portion of the sales charge;
■	as a Trustee or employee of the Funds, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals; or

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■	through the Trust Division of HNB or other affiliates of Hibernia, for Funds which are held in a fiduciary, agency, custodial or similar capacity;
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■	of any Class A Shares in excess of $1,000,000.*

SALES CHARGE WHEN YOU REDEEM

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Redemption proceeds of Class B Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

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Class B Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund

Shares Held Up To	CDSC

1 year	5.50%

2 years	4.50%

3 years	4.00%

4 years	3.00%

5 years	2.00%

6 years	1.00%

7 years of more	0.00%

If your investment qualifies for elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Class B Shares:

■	purchased with reinvested dividends or capital gains;
■	purchased within 30 days (120 days for an IRA account) of redeeming Shares of an equal or lesser amount;
■	that you exchanged into the same share class of another Hibernia Fund if the Shares were held for the applicable CDSC holding period (other than a money market fund);
■	purchased through investment professionals who did not receive advanced sales payments;

29	HIBERNIA FUNDS

■	if, after you purchase Shares, you become disabled as defined by the IRS;
■	if a Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
■	if your redemption is a required retirement plan distribution; or
■	upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Funds redeem your Shares in this order:

■	Shares acquired through the reinvestment of dividends and long-term capital gains;
■	Shares held for more than six full years from the date of purchase; and
■	Shares held for fewer than seven years on a first-in, first-out basis.

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

CONVERSION FEATURE

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Class B Shares include all Class B Shares which have been outstanding for less than the period ending eight years after the end of the month in which the shareholder’s order to purchase Class B Shares was accepted. At the end of this eight-year period, Class B Shares will automatically convert to Class A Shares of, as applicable, Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund or Cash Reserve Fund, in which case the Shares will be subject to a lower Rule 12b-1 distribution fee which is assessed on Class A Shares and will no longer be subject to a shareholder services fee. Such conversion will be on the basis of the relative NAV of the two classes, without the imposition of any sales charge, fee or other charge. This conversion is a non-taxable event. The purpose of the conversion feature is to relieve the holders of the Class B Shares that have been outstanding for a period of time sufficient for the Distributor to have been compensated for distribution expenses related to the Class B Shares from most of the burden of such distribution-related expenses. This conversion is a non-taxable event.

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For purposes of conversion to Class A Shares, Class B Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares in a shareholder’s Fund account will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder’s Fund account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub- account will also convert to Class A Shares. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently.

HOW ARE THE FUNDS SOLD?

The Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund each offer two Share classes: Class A Shares and Class B Shares, each representing interests in a single portfolio of securities. Total Return Bond Fund, U.S. Government Income Fund and U.S. Treasury Money Market Fund each offer a single class of Shares.

The Funds’ Distributor, Edgewood Services, Inc., markets the Funds’ Shares described in this prospectus to institutions or individuals, directly or through investment professionals. The Louisiana Municipal Income Fund may not be a suitable investment for retirement plans or for non-Louisiana taxpayers because it invests in Louisiana municipal securities.

HIBERNIA FUNDS	30

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12b-1 PLAN

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The Funds have adopted a Rule 12b-1 Plan, which allows each Fund to pay fees for marketing and administrative services to the Distributor and investment professionals for the sale, distribution and customer servicing of a Fund’s Shares. Because the Funds pay marketing and administrative fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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The Distributor may be paid a fee in an amount computed at an annual rate of up to 0.25% for Class A Shares of the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund, up to 0.25% for Shares of the Total Return Bond Fund, U.S. Government Income Fund and the U.S. Treasury Money Market Fund and up to 0.75% for Class B Shares of the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan.

HOW TO PURCHASE SHARES

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You may purchase Shares through HNB, Hibernia Investments, L.L.C. (HILLC) or an investment professional (broker/dealer). Shares of the Money Market Funds may be purchased directly from the Distributor. The Funds reserve the right to reject any request to purchase or exchange Shares.

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THROUGH HILLC

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You may call HILLC toll-free at 1-800-999-0426 to purchase Shares of all the Funds. Texas residents may purchase Shares only through HILLC.

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Purchase orders for the Funds (except the Money Market Funds) are considered received when the appropriate Fund or its agent is notified of the purchase order. Purchase orders must be received by HNB or HILLC before 3:00 p.m. (Central time) and must be transmitted by HNB or HILLC to the appropriate Fund or its agent before 4:00 p.m. (Central time) in order for Shares to be purchased at that day’s public offering price.

Payment for Shares of the Money Market Funds may be made either by check or federal funds. Payment by check must be included with the order.

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Purchase orders for the Money Market Funds are considered received after payment by check is converted into federal funds. When payment is made with federal funds, the order is considered received immediately. Purchase orders must be received before 2:00 p.m. (Central time), and payment by wire must be received by the close of the Federal Reserve wire transfer system the same day as the order to receive that day’s dividend. Purchase orders for the Money Market Funds may still be placed after 2:00 p.m. (Central time) but payment for such orders by federal funds must be received on the next business day and you will not earn dividends for that day. If your check does not clear, your purchase order will be canceled and you could be liable for any losses or fees the Funds or their transfer agent incurs.

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Federal funds should be wired as follows:

Hibernia National Bank,

New Orleans, Louisiana

All requests must include:

■	Shareholder Name;

31	HIBERNIA FUNDS

■	Fund Name and Share Class;
■	Title or name of account;
■	and Wire Order Number.

Shares cannot be purchased by wire on holidays or when the Federal Reserve is closed. On days in which the NYSE is open and the Federal Reserve is closed, transactions in the Money Market Funds are restricted. Money movement cannot occur when the Federal Reserve is closed.

THROUGH A BROKER/DEALER

■	You may place an order through brokers and dealers to purchase Shares of the Funds (except U.S. Treasury Money Market Fund and Class A Shares of Cash Reserve Fund). Shares will be purchased at the public offering price next determined after the Fund receives the purchase request from HNB or HILLC, which forwards the request to the transfer agent.
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■	Purchase requests through registered broker/dealers must be received by HNB or HILLC and transmitted to the Fund before 3:00 p.m. (Central time) in order for Shares to be purchased at that day’s public offering price.
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SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder’s checking account and invested in Fund Shares at the NAV next determined after an order is received, plus the applicable sales charge, if any. A shareholder of a Fund may apply for participation in this program through HNB or HILLC.

HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:

■	directly from HNB or HILLC if you purchased Shares directly from one of them; or

■	through an investment professional if you purchased Shares through an investment professional.

DIRECTLY FROM HILLC

By Telephone

You may redeem or exchange Shares by calling HILLC at 1-800-999-0426, or the Fund once you have completed the appropriate authorization form (you may exchange Shares by calling the Distributor directly).

Equity and Income Funds

If you call before the end of regular trading on the NYSE (normally 3:00 p.m. Central time) to redeem Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund or U.S. Government Income Fund, you will receive a redemption amount based on that day’s NAV. If you call after the end of regular trading on the NYSE to redeem Shares of such Funds, you will receive a redemption amount based upon the next calculated NAV.

Money Market Funds

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If you call before 2:00 p.m. (Central time) to redeem from a Money Market Fund, your redemption will be wired to you the same day. You will not receive that day’s dividend.

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If you call after 2:00 p.m. (Central time) to redeem from a Money Market Fund, your redemption will be wired to you the following business day. You will receive that day’s dividend.

By Mail

You may redeem or exchange Shares by mailing a written request to HNB or HILLC.

Equity and Income Funds

You will receive a redemption amount based on the next calculated NAV after the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund or U.S. Gov -

HIBERNIA FUNDS	32

ernment Income Fund receives your written request in proper form.

Money Market Funds

Your redemption request for a Money Market Fund will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

HILLC

313 Carondelet Street

New Orleans, Louisiana 70130

All requests must include:

■	Shareholder Name;
■	Fund Name and Share Class, account number and account registration;
■	amount to be redeemed or exchanged;
■	signatures of all shareholders exactly as registered; and
■	if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or HILLC at 1-800-999-0426 if you need special instructions.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 3:00 p.m. Central time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional or its agent.

Signature Guarantees

Signatures must be guaranteed if:

■	your redemption will be sent to an address other than the address of record;
■	your redemption will be sent to an address of record that was changed within the last 30 days;

■	a redemption is payable to someone other than the shareholder(s) of record; or
■	if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record or wired to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to five days:

■	to allow your purchase to clear;
■	during periods of market volatility; or
■	when a shareholder’s trade activity or amount adversely impacts a Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

33	HIBERNIA FUNDS

EXCHANGE PRIVILEGE

Shareholders of any of the Funds are shareholders of Hibernia Funds. You may exchange Class A Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, and Cash Reserve Fund or Shares of Total Return Bond Fund, U.S. Government Income Fund, and U.S. Treasury Money Market Fund for Shares of each of the portfolios of Hibernia Funds through a telephone exchange program. Class B Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund may be exchanged for another Hibernia Fund’s Class B Shares through a telephone exchange program.

To do this, you must:

■	ensure that the account registrations are identical;
■	you must exchange Shares having an NAV of at least $1,000; and
■	receive a prospectus for the Fund into which you wish to exchange.

When an exchange is made from a Fund with a front end sales charge to a Fund with no front end sales charge, the shares exchanged and acquired through reinvested dividends retain the character of the exchanged Shares for purposes of exercising further exchange privileges; thus, an exchange of such Shares for Shares of a Fund with a front end sales charge would be at NAV.

An exchange of Class B Shares for Class B Shares of another Hibernia Fund will not be subject to a CDSC. However, if the shareholder redeems the exchanged for Shares within six years of the original purchase of Class B Shares, a CDSC will be imposed. For purposes of computing the CDSC, the length of time the shareholder has owned Class B Shares will be measured from the date of original purchase and will not be affected by the exchange.

The Funds may modify or terminate the exchange privilege at any time. The Funds’ management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Funds and other shareholders. If this occurs, the Funds may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Hibernia Funds.

SYSTEMATIC WITHDRAWAL PROGRAM (SWP)

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the new account form or contact your investment professional, HNB or HILLC. Your account value must have a value of at least $10,000, other than retirement accounts, at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.


Generally, it is not advisable to continue to purchase Class A Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund or Shares of Total Return Bond Fund or U.S. Government Income Fund subject to a sales charge while redeeming Shares using this program.



Systematic Withdrawal Program On Class B Shares


You will not be charged a CDSC on SWP redemptions if:

■	you redeem 12% or less of your account value in a single year;
■	you reinvest all dividends and capital gains distributions; and
■	your account has at least a $10,000 balance when you establish the SWP (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.).

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

HIBERNIA FUNDS	34

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds no longer issue share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Funds, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Capital Appreciation Fund and Mid Cap Equity Fund declare and pay any dividends quarterly to shareholders. The Louisiana Municipal Income Fund, Total Return Bond Fund and U.S. Government Income Fund declare and pay any dividends monthly to shareholders. Dividends are paid to all shareholders invested in a Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend. The Money Market Funds declare any dividends daily and pay them monthly to shareholders.

If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares (other than Money Market Fund Shares) just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain. Contact your investment professional or HNB for information concerning when dividends and capital gains will be paid.

The Money Market Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. For all the Funds (except Louisiana Municipal Income Fund), Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at

35	HIBERNIA FUNDS

different rates depending upon the length of time a Fund holds its assets.

Fund	Distributions are expected to be primarily

Capital Appreciation Fund	Capital Gains

Mid Cap Equity Fund	Capital Gains

Total Return Bond Fund	Dividends

U.S. Government Income Fund	Dividends

Cash Reserve Fund	Dividends

U.S. Treasury Money Market Fund	Dividends

With regard to the Louisiana Municipal Income Fund, it is anticipated that distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund’s dividends will be exempt from Louisiana state personal income tax to the extent they are derived from interest on obligations exempt from Louisiana personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. It is likely that you will be required to include interest from a portion of the municipal securities owned by the Fund in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUNDS?

The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, HNB. The Adviser manages the Funds’ assets, including buying and selling portfolio securities. The Adviser’s address is Hibernia National Bank, Attn: Hibernia Funds, P.O. Box 61540, New Orleans, Louisiana 70161.


HNB, a national bank organized in 1890, is a wholly owned subsidiary of Hibernia Corporation (“Hibernia”). HNB has acted as investment adviser to the Trust since its inception in 1988. In 2000, HNB established a separately identifiable division, Hibernia Asset Management (“HAM”), through which all of its investment advisory services are conducted. HAM is an investment adviser registered under the 1940 Act. Through its subsidiaries and affiliates, Hibernia offers a full range of financial services to the public, including commercial lending, depository services, cash management, retail banking, mortgage banking, discount brokerage, investment counseling, international banking, and trust services.


Hibernia is the largest publicly traded national banking company headquartered in Louisiana, Texas, Oklahoma, Arkansas or Mississippi. Hibernia is a $16.7-billion-asset organization with 263 banking locations in 34 Louisiana parishes and 16 Texas counties. It is either first, second or third in deposit market share in 31 Louisiana parishes and seven Texas counties. Hibernia’s Louisiana markets represent approximately 82% of the state’s population and 86% of its deposits. Its statewide Louisiana deposit share is 23.3%. As of September 30, 2003, the Private Client Group of HNB had approximately $9 billion under administration of which it had investment discretion over $4 billion. As part of their regular banking operations, HNB may make loans to public companies. Thus, it may be possible, from time to time, for a Fund to hold or acquire the securities of issuers which are also lending clients of HNB. The lending relationship will not be a factor in the selection of securities.


Jeffrey R. Tanguis has been Louisiana Municipal Income Fund’s portfolio manager since 1988 and portfolio manager of Total Return Bond Fund since 1995. Effective September 5, 2003, Mr. Tanguis became portfolio manager of the U.S. Government Income Fund. He joined Hibernia in 1984 and is currently a Vice President of HNB and a portfolio manager for


HIBERNIA FUNDS	36

HAM. Mr. Tanguis received a B.S. from Louisiana State University.


Martin C. Sirera has been the portfolio manager of the Cash Reserve Fund and U.S. Treasury Money Market Fund since 1999. Effective September 5, 2003, Mr. Sirera became portfolio manager of the Capital Appreciation Fund and Mid Cap Equity Fund. He joined HNB in 1996 and is currently a Vice President of HNB and a portfolio manager for HAM responsible for monitoring and managing investment management agency accounts. Prior to joining Hibernia, Mr. Sirera was a portfolio manager for Regions Bank in Mobile, Alabama from October 1995 through March 1996. Before that, he was a portfolio manager for First NBC in New Orleans, Louisiana from January 1993 through September 1995. Mr. Sirera is a Chartered Financial Analyst and received his B.S. degree in Finance from the University of New Orleans.


ADVISORY FEES

The Adviser receives a monthly investment advisory fee at annual rates equal to percentages of the relevant Fund’s average net assets, as follows: Capital Appreciation Fund—0.75%; Louisiana Municipal Income Fund—0.45%; Mid Cap Equity Fund—0.75%; Total Return Bond Fund—0.70%; U.S. Government Income Fund—0.45%; Cash Reserve Fund and U.S. Treasury Money Market Fund—0.40%. The Adviser may voluntarily choose to waive a portion of its fee or reimburse a Fund for certain operating expenses.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand a Fund’s financial performance for its past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.


This information has been audited by Ernst & Young LLP whose report, along with the Funds’ audited financial statements, is included in the Annual Report, which is available upon request.


37	HIBERNIA FUNDS

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HIBERNIA FUNDS	38


HIBERNIA FUNDS FINANCIAL HIGHLIGHTS


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Distributions in Excess of Net Investment Income

Capital Appreciation Fund—Class A Shares
1999	$21.14	0.01	7.73	7.74	(0.00)(3)	(2.79)	(0.02)(4)
2000	$26.07	(0.01)	4.50	4.49	—	(3.15)	—
2001	$27.41	0.02	(6.07)	(6.05)	—	(0.52)	—
2002	$20.84	0.04	(3.44)	(3.40)	(0.02)	(0.92)	—
2003	$16.50	0.08(5)	1.31	1.39	(0.07)	—	—

Capital Appreciation Fund—Class B Shares
1999	$20.99	(0.16)	7.66	7.50	—	(2.79)	—
2000	$25.70	(0.18)	4.39	4.21	—	(3.15)	—
2001	$26.76	(0.18)	(5.87)	(6.05)	—	(0.52)	—
2002	$20.19	(0.11)	(3.31)	(3.42)	—	(0.92)	—
2003	$15.85	(0.04)(5)	1.25	1.21	—	—	—

Louisiana Municipal Income Fund—Class A Shares
1999	$11.47	0.54	(0.54)	0.00	(0.54)	(0.08)	—
2000	$10.85	0.56	0.09	0.65	(0.55)	(0.10)	—
2001	$10.85	0.53(5)	0.50	1.03	(0.53)	(0.02)	—
2002	$11.33	0.51(6)	0.07(6)	0.58	(0.51)	(0.00)(3)	—
2003	$11.40	0.50	(0.12)	0.38	(0.50)	(0.07)	—

Louisiana Municipal Income Fund—Class B Shares
2002(7)	$11.36	0.34(6)	0.05(6)	0.39	(0.35)	(0.00)(3)	—
2003	$11.40	0.40	(0.12)	0.28	(0.40)	(0.07)	—

Mid Cap Equity Fund—Class A Shares
1999	$8.14	(0.05)(5)	3.26	3.21	—	—	—
2000	$11.35	(0.05)	4.71	4.66	—	—	—
2001	$16.01	(0.03)	(2.12)	(2.15)	—	(1.29)	—
2002	$12.57	(0.02)	(1.01)	(1.03)	—	(0.08)	—
2003	$11.46	(0.05)(5)	1.51	1.46	—	—	—

Mid Cap Equity Fund—Class B Shares
1999	$8.13	(0.13)(5)	3.29	3.16	—	—	—
2000	$11.29	(0.11)	4.63	4.52	—	—	—
2001	$15.81	(0.11)	(2.13)	(2.24)	—	(1.29)	—
2002	$12.28	0.18	(1.26)	(1.08)	—	(0.08)	—
2003	$11.12	(0.14)(5)	1.46	1.32	—	—	—

Total Return Bond Fund
1999	$10.27	0.58	(0.57)	0.01	(0.57)	(0.03)	—
2000	$9.68	0.59	(0.07)	0.52	(0.58)	—	—
2001	$9.62	0.57	0.56	1.13	(0.59)	—	—
2002	$10.16	0.52(5,9)	—(9)	0.52	(0.53)	—	—
2003	$10.15	0.45(5)	(0.11)	0.34	(0.51)	—	—

1	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
2	This voluntary expense decrease is reflected in both the expense and net investment income ratios.
3	Represents less than $0.01.
4	These distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal tax purposes.
5	Based on average shares outstanding.
6	Effective September 1, 2001 the Hibernia Louisiana Municipal Income Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment companies and began accreting short and long term discounts on debt securities. For the period ended August 31, 2002 this change had no effect on net investment income per share or net realized and unrealized gain per share, but increased the ratio of net investment income to average net assets from 4.58% to 4.59% for Class A Shares and increased

Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated August 31, 2003, which can be obtained free of charge.


39	HIBERNIA FUNDS

			Ratio to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return[1]	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement[2]	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

(2.81)	$26.07	38.35%	1.22%	0.03%	—	$352,876	44%
(3.15)	$27.41	18.55%	1.20%	(0.04)%	—	$380,073	8%
(0.52)	$20.84	(22.37)%	1.21%	0.07%	—	$265,817	2%
(0.94)	$16.50	(17.18)%	1.23%	0.18%	—	$217,744	3%
(0.07)	$17.82	8.46%	1.27%	0.48%	—	$234,905	29%

(2.79)	$25.70	37.35%	1.98%	(0.73)%	—	$18,435	44%
(3.15)	$26.76	17.65%	1.95%	(0.79)%	—	$21,159	8%
(0.52)	$20.19	(22.93)%	1.96%	(0.68)%	—	$15,245	2%
(0.92)	$15.85	(17.83)%	1.98%	(0.57)%	—	$11,849	3%
—	$17.06	7.63%	2.02%	(0.27)%	—	$11,865	29%

(0.62)	$10.85	(0.08)%	0.66%	4.77%	0.29%	$92,702	17%
(0.65)	$10.85	6.23%	0.67%	5.20%	0.33%	$93,684	12%
(0.55)	$11.33	9.79%	0.66%	4.83%	0.33%	$98,822	9%
(0.51)	$11.40	5.32%	0.71%	4.59%(6)	0.33%	$84,361	10%
(0.57)	$11.21	3.33%	0.74%	4.36%	0.33%	$81,468	9%

(0.35)	$11.40	3.60%	1.59%(8)	3.76%(6,8)	0.23%(8)	$2,824	10%
(0.47)	$11.21	2.47%	1.59%	3.51%	0.23%	$4,127	9%

—	$11.35	39.43%	1.76%	(0.44)%	0.70%	$18,283	55%
—	$16.01	41.06%	1.72%	(0.35)%	0.23%	$26,171	32%
(1.29)	$12.57	(14.05)%	1.58%	(0.21)%	0.15%	$36,985	20%
(0.08)	$11.46	(8.27)%	1.57%	(0.51)%	—	$42,545	12%
—	$12.92	12.74%	1.55%	(0.48)%	—	$59,735	25%

—	$11.29	38.87%	2.51%	(1.21)%	0.63%	$1,990	55%
—	$15.81	40.04%	2.47%	(1.10)%	0.23%	$4,090	32%
(1.29)	$12.28	(14.86)%	2.33%	(0.94)%	0.15%	$3,548	20%
(0.08)	$11.12	(8.87)%	2.32%	(1.26)%	—	$3,450	12%
—	$12.44	11.87%	2.30%	(1.23)%	—	$3,795	25%

(0.60)	$9.68	(0.03)%	0.99%	5.69%	0.30%	$79,913	20%
(0.58)	$9.62	5.53%	0.98%	6.04%	0.30%	$77,909	11%
(0.59)	$10.16	12.08%	0.97%	5.79%	0.30%	$71,060	8%
(0.53)	$10.15	5.39%	1.01%	5.18%(9)	0.30%	$47,428	0%
(0.51)	$9.98	3.38%	1.01%	4.38%	0.40%	$48,563	20%


the ratio of net investment income to average net assets from 3.75% to 3.76% for Class B Shares. Per share, ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

7	Reflects operations for the period from November 15, 2001 (date of initial public offering) to August 31, 2002.
8	Computed on an annualized basis.
9	Effective September 1, 2001, the Total Return Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01, and decrease the ratio of net investment income to average net assets from 5.34% to 5.18%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

HIBERNIA FUNDS	40


HIBERNIA FUNDS FINANCIAL HIGHLIGHTS


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income

U.S. Government Income Fund
1999	$10.33	0.57	(0.52)	0.05	(0.57)
2000	$9.81	0.58	0.03	0.61	(0.57)
2001	$9.85	0.59	0.46	1.05	(0.60)
2002	$10.30	0.61(3)	0.13(3)	0.74	(0.56)
2003	$10.48	0.42(4)	(0.11)	0.31	(0.49)

Cash Reserve Fund—Class A Shares
1999	$1.00	0.04	—	0.04	(0.04)
2000	$1.00	0.05	—	0.05	(0.05)
2001	$1.00	0.05	—	0.05	(0.05)
2002	$1.00	0.01	(0.00)(5)	0.01	(0.01)
2003	$1.00	0.01	0.00(5)	0.01	(0.01)

Cash Reserve Fund—Class B Shares
1999(6)	$1.00	0.03	—	0.03	(0.03)
2000	$1.00	0.04	—	0.04	(0.04)
2001	$1.00	0.04	—	0.04	(0.04)
2002	$1.00	0.01	(0.00)(5)	0.01	(0.01)
2003	$1.00	0.01	0.00(5)	0.01	(0.01)

U.S. Treasury Money Market Fund
1999	$1.00	0.04	—	0.04	(0.04)
2000	$1.00	0.05	—	0.05	(0.05)
2001	$1.00	0.05	—	0.05	(0.05)
2002	$1.00	0.01	—	0.01	(0.01)
2003	$1.00	0.01	—	0.01	(0.01)


1	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
2	This voluntary expense decrease is reflected in both the expense and net investment income ratios.
3	Effective September 1, 2001, the U.S. Government Income Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was to decrease net investment income per share by $0.05, increase net realized and unrealized gain/loss per share by $0.05, and decrease the ratio of net investment income to average net assets from 5.41% to 4.87%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
4	Based on average shares outstanding.
5	Represents less than $0.01.
6	Reflects operations for the period from September 4,1998 (date of initial public offering) to August 31, 1999.
7	Computed on an annualized basis.

Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated August 31, 2003, which can be obtained free of charge.


41	HIBERNIA FUNDS


		Ratio to Average Net Assets
Net Asset Value, End of Period	Total Return[1]	Expenses	Net Investment Income	Expense Waiver/ Reimbursement[2]	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

$9.81	0.41%	0.70%	5.55%	0.27%	$84,242	24%
$9.85	6.47%	0.68%	5.96%	0.31%	$85,724	15%
$10.30	10.95%	0.68%	5.83%	0.31%	$85,017	27%
$10.48	7.39%	0.69%	4.87%[3]	0.31%	$85,093	39%
$10.30	3.01%	0.70%	3.97%	0.31%	$89,573	31%

$1.00	4.23%	0.92%	4.16%	—	$157,099	—
$1.00	5.10%	0.94%	5.03%	—	$232,410	—
$1.00	4.66%	0.90%	4.47%	—	$244,254	—
$1.00	1.27%	0.84%	1.28%	0.06%	$212,320	—
$1.00	0.80%	0.53%	0.81%	0.40%	$182,575	—

$1.00	3.37%	1.67%[7]	3.35%[7]	—	$77	—
$1.00	4.31%	1.69%	4.27%	—	$189	—
$1.00	3.88%	1.65%	3.34%	—	$509	—
$1.00	0.84%	1.30%	0.81%	0.35%	$696	—
$1.00	0.57%	0.89%	0.45%	0.79%	$677	—

$1.00	4.23%	0.63%	4.14%	—	$213,793	—
$1.00	5.15%	0.63%	4.99%	—	$198,457	—
$1.00	4.68%	0.64%	4.56%	—	$210,102	—
$1.00	1.38%	0.62%	1.37%	—	$193,535	—
$1.00	0.62%	0.65%	0.61%	—	$221,334	—


HIBERNIA FUNDS	42


A Statement of Additional Information (SAI) dated December 31, 2003, is incorporated by reference into this prospectus. Additional information about the Funds’ investments is contained in the Funds’ SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Management Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Funds at 1-800-999-0426.


You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and  copying fees.

Hibernia Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7010

www.Hiberniafunds.com

Edgewood Services, Inc., Distributor of the Funds

Investment Company Act File No. 811-5536

Cusip 428661102

Cusip 428661201

Cusip 428661508

Cusip 428661862

Cusip 428661607

Cusip 428661706

Cusip 428661805

Cusip 428661888

Cusip 428661300

Cusip 428661409

Cusip 428661870


006584 (12/03)


HIBERNIA FUNDS

Hibernia Capital Appreciation Fund

CLASS A SHARES

CLASS B SHARES

Hibernia Louisiana Municipal

Income Fund

CLASS A SHARES

CLASS B SHARES

Hibernia Mid Cap Equity Fund

CLASS A SHARES

CLASS B SHARES

Hibernia Total Return Bond Fund

Hibernia U.S. Government Income Fund

Hibernia Cash Reserve Fund

CLASS A SHARES

CLASS B SHARES

Hibernia U.S. Treasury Money

Market Fund

PORTFOLIOS OF HIBERNIA FUNDS


DECEMBER 31, 2003


PROSPECTUS


Edgewood Services, Inc., Distributor of the Funds 006584 (12/03)


                             HIBERNIA FUNDS
                   STATEMENT OF ADDITIONAL INFORMATION

                   Hibernia Capital Appreciation Fund
                    Class A Shares And Class B Shares

                Hibernia Louisiana Municipal Income Fund
                    Class A Shares And Class B Shares

                      Hibernia Mid Cap Equity Fund
                    Class A Shares And Class B Shares

                     Hibernia Total Return Bond Fund

                  Hibernia U.S. Government Income Fund

                       Hibernia Cash Reserve Fund
                    Class A Shares And Class B Shares

                Hibernia U.S. Treasury Money Market Fund

                     (PORTFOLIOS OF HIBERNIA FUNDS)


   This  Statement of Additional  Information  (SAI) is not a prospectus.
Read this SAI in conjunction  with the  prospectus  for Hibernia  Capital
Appreciation   Fund,  Class  A  Shares  and  Class  B  Shares,   Hibernia
Louisiana  Municipal  Income  Fund,  Class A Shares  and  Class B Shares,
Hibernia  Mid  Cap  Equity  Fund,  Class A  Shares  and  Class B  Shares,
Hibernia Total Return Bond Fund,  Hibernia U.S.  Government  Income Fund,
Hibernia  Cash  Reserve  Fund,  Class A Shares  and Class B  Shares,  and
Hibernia U.S.  Treasury  Money Market Fund  (collectively,  "The Funds'')
dated December 31, 2003.

   This SAI  incorporates  by reference the Funds' Annual Report.  Obtain
the   prospectus  or  the  Annual  Report   without   charge  by  calling
1-800-999-0426.

DECEMBER 31, 2003

                            CONTENTS

                            How are the Funds Organized?      2
                            Securities in Which the Funds Invest      2
                            What do Shares Cost?              25
                            How are the Funds Sold?           27
                            Exchanging Securities for Shares  28
Cusip 428661102             Redemption in Kind                29
Cusip 428661201             Massachusetts Partnership Law
Cusip 428661508                                         29
Cusip 428661862             Account and Share Information     29
Cusip 428661607             Tax Information                   31
Cusip 428661706             Who Manages and Provides Services
Cusip 428661805              to the Funds?
Cusip 428661888                                        33
Cusip 428661300             How Do the Funds Measure Performance?     42
Cusip 428661409             Financial Information             49
Cusip 428661870             Investment Ratings                49
                            Addresses
006897 (12/03)                                                  Inside
                            Back Cover

Massachusetts Partnership
Law
27

HOW ARE THE FUNDS ORGANIZED?

   Hibernia  Capital  Appreciation  Fund  (Capital   Appreciation  Fund),
Hibernia  Mid Cap  Equity  Fund (Mid Cap  Equity  Fund),  Hibernia  Total
Return Bond Fund  (Total  Return Bond  Fund),  Hibernia  U.S.  Government
Income  Fund (U.S.  Government  Income  Fund)  (together,  the Equity and
Income  Funds) are  diversified  portfolios  of Hibernia  Funds  (Trust).
Hibernia  Cash  Reserve  Fund  (Cash  Reserve  Fund)  and  Hibernia  U.S.
Treasury Money Market Fund (U.S.  Treasury Money Market Fund)  (together, the Money Market  Funds) are also  diversified  portfolios  of the Trust.
Hibernia  Louisiana  Municipal  Income Fund (Louisiana  Municipal  Income
Fund)  is a  non-diversified  portfolio  of the  Trust.  The  Trust is an open-end,  management  investment  company  that  was  established  as  a
Massachusetts  business  trust  under  the  laws of the  Commonwealth  of
Massachusetts  on April 8, 1988.  The Trust  changed  its name from Tower
Mutual Funds to Hibernia Funds on November 1, 1998.

   The Board of  Trustees  (the  Board) has  established  two  classes of shares of the  Capital  Appreciation  Fund,  Louisiana  Municipal  Income
Fund,  Mid Cap  Equity  Fund  and  Cash  Reserve  Fund,  known as Class A
Shares  and  Class B  Shares.  This SAI  relates  to all of the Funds and their  respective  classes  of Shares  (Shares).  The  Funds'  investment
adviser  is  Hibernia  Asset   Management,   a  separately   identifiable
division of Hibernia National Bank (Adviser).

SECURITIES IN WHICH THE FUNDS INVEST

The following is a table that  indicates  which types of  securities  are
a:
P = Principal investment of a Fund; (shaded in chart)
A = Acceptable (but not principal) investment of a Fund; or
N = Not an acceptable investment of a Fund.

--------------------------------------------------------------------------------------------------------------------------------------
  Securities in which the        Capital         Louisiana       Mid Cap     Total Return  U.S. Government      Cash         U.S.
       Funds Invest:           Appreciation      Municipal     Equity Fund     Bond Fund     Income Fund    Reserve Fund   Treasury
                                   Fund         Income Fund                                                                 Money
                                                                                                                         Market Fund
--------------------------------------------------------------------------------------------------------------------------------------
     Equity Securities              P                N              P              N              N              N            N
--------------------------------------------------------------               ---------------------------------------------------------
-----------------------------                                 ------------------------------------------------------------------------
        Common Stocks               P                N              P              N              N              N            N
------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
       Preferred Stocks             A                N              A              N              N              N            N
-----------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
           Warrants                 A                N              A              N              N              N            N
--------------------------------------------------------------------------------------------------------------------------------------
  Fixed Income Securities           A                A              A              P              P              P            P
-------------------------------------------------------------------------------------------                 -------------
-----------------------------                                                              -----------------             -------------
     Treasury Securities            A                A              A              P              P              A            P
-----------------------------------------------------------------------------                                            -------------
--------------------------------------------------------------------------------------------------------------------------------------
      Agency Securities             A                A              A              P              P              A            N
-----------------------------                 --------------------------------------------------------------             -------------
-----------------------------------------------------------------------------              -------------------------------------------
  Corporate Debt Securities         A                A              A              P              A              P            N
                                                                             --------------                 -------------
-----------------------------------------------------------------------------              -----------------             -------------
      Commercial Paper1             A                A              A              A              A              P            N
--------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------------
  Securities in which the        Capital         Louisiana    Mid Cap Equity  Total Return       U.S.       Cash Reserve     U.S.
       Funds Invest:           Appreciation      Municipal         Fund         Bond Fund     Government        Fund       Treasury
                                   Fund         Income Fund                                   Income Fund                    Money
                                                                                                                          Market Fund
--------------------------------------------------------------------------------------------------------------------------------------
      Demand Instruments            A                A               A              A              N              P            N
------------------------------------------------------------------------------                              --------------------------
----------------------------------------------                ----------------------------------------------              ------------
      Taxable Municipal             N                A               N              A              A              N            N
          Securities
------------------------------------------------------------------------------                              --------------------------
--------------------------------------------------------------------------------------------------------------------------------------
  Mortgage Backed Securities        N                N               N              P              A              N            N
------------------------------------------------------------------------------                              --------------------------
--------------------------------------------------------------------------------------------------------------------------------------
   Collateralized Mortgage          N                N               N              P              P              N            N
      Obligations (CMOs)
--------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------                              --------------------------
       Sequential CMOs              N                N               N              A              A              N            N
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
    Z Classes and Residual          N                N               N              A              A              N            N
           Classes
------------------------------------------------------------------------------              ------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
   Asset Backed Securities          N                N               N              P              A              A            N
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
    Zero Coupon Securities          A                A               A              A              A              A            A
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
       Bank Instruments             A                A               A              A              A              A            N
--------------------------------------------------------------------------------------------------------------------------------------
      Credit Enhancement            N                A               N              N              N              A            N
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
   Convertible Securities           A                N               A              A              A              N            N
----------------------------------------------                ------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
   Tax Exempt Securities            N                P               N              A              N              N            N
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
   General Obligation Bonds         N                P               N              N              N              N            N
----------------------------------------------                ------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
    Special Revenue Bonds           N                P               N              N              N              N            N
--------------------------------------------------------------------------------------------------------------------------------------
    Private Activity Bonds          N                A               N              N              N              N            N

--------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------------
  Securities in which the        Capital         Louisiana    Mid Cap Equity  Total Return       U.S.       Cash Reserve     U.S.
       Funds Invest:           Appreciation      Municipal         Fund         Bond Fund     Government        Fund       Treasury
                                   Fund         Income Fund                                   Income Fund                    Money
                                                                                                                          Market Fund
--------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------------
   Tax Increment Financing          N                A               N              N              N              N            N
            Bonds
--------------------------------------------------------------------------------------------------------------------------------------
       Municipal Notes              N                A               N              N              N              N            N
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
       Municipal Leases             N                A               N              N              N              N            N
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
   Participation Interests          N                A               N              N              N              N            N
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
     Variable Rate Demand           N                A               N              N              N              A            N
         Instruments
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
    Foreign Securities2             A                N               A              A              N              N            N
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
     Depositary Receipts            A                N               A              A              N              N            N
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
  Foreign Exchange Contracts        A                N               A              A              N              N            N
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
      Foreign Government            A                N               A              A              N              N            N
          Securities
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
         Brady Bonds                A                N               A              A              N              N            N
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
    Derivative Contracts            A                A               A              A              A              N            N
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
     Futures Contracts3/4           A                A               A              A              A              N            N
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
           Options3                 A                A               A              A              A              N            N
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
    Special Transactions
------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
    Repurchase Agreements           A                A               A              A              A              P            P
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
      Reverse Repurchase            A                A               A              A              A              A            N
          Agreements
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
       Delayed Delivery             A                A               A              A              A              A            A
         Transactions
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
       To Be Announced              A                A               A              N              A              A            N
      Securities (TBAs)
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
         Dollar Rolls               A                A               A              A              A              A            N
--------------------------------------------------------------------------------------------------------------------------------------
      Securities Lending            A                A               A              A              A              N            N
--------------------------------------------------------------------------------------------------------------------------------------
        Asset Coverage              A                A               A              A              A              A            N
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
       Shares of Other              A                A               A              A              A              A            A
     Investment Companies
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
   Restricted and Illiquid          A                A               A              A              A              A            A
         Securities5
--------------------------------------------------------------------------------------------------------------------------------------

1 Cash  Reserve  Fund will not  invest  more than 25% of the value of its total  assets in any one  industry  except  commercial  paper of  finance companies.

2 The Capital  Appreciation  Fund,  Mid Cap Equity Fund and Total  Return
Bond  Fund  will  only  purchase   securities   issued  in  U.S.   dollar
denominations  and will not  invest  more  than  15% of total  assets  in foreign securities.

3 The  Capital  Appreciation  Fund and Mid Cap  Equity  Fund may  utilize stock  index  futures  contracts,  options  and  options  on stock  index futures  contracts,  subject  to the  limitation  that the value of these futures  contracts  and options  will not exceed 20% of the Fund's  total assets.  Each Fund will  limit its  purchase  of options so that not more than 20% of its net assets  will be  invested  in option  premiums.  Each
Fund will limit its option  writing  so that the assets  underlying  such options will not exceed 25% of its total net assets.

4 A Fund will not  participate in futures  transactions if the sum of its initial  margin  deposits will exceed 5% of the value of the market value of the Fund's total  assets,  after  taking into  account the  unrealized profits and losses on those contracts into which it has entered.

5 The Funds  may  invest up to 10% of their  respective  total  assets in restricted  securities.  Capital  Appreciation Fund,  Louisiana Municipal
Income  Fund,  Mid Cap Equity  Fund,  Total  Return  Bond Fund,  and U.S.
Government  Income Fund will limit  investments  in  illiquid  securities
(including,  as applicable,  certain restricted securities not determined by the  Board to be  liquid,  non-negotiable  time  deposits,  repurchase agreements  providing  for  settlement  in more  than  seven  days  after notice,  and  over-the-counter  options) to 15% of their  respective  net assets.  The Money  Market  Funds  will  limit  investments  in  illiquid securities to 10% of their respective net assets.

   Permitted  securities and  investment  techniques are set forth in the securities  chart.  Securities  and  techniques  principally  used by the
Funds  to  meet  their  respective  goals  are  above  described  in  the prospectus.  Other  securities and  techniques  used by the Funds to meet their respective goals are described below.

SECURITIES DESCRIPTIONS AND TECHNIQUES

EQUITY SECURITIES

   Equity  securities  represent  a share  of an  issuer's  earnings  and assets,  after the issuer pays its  liabilities.  A Fund  cannot  predict the  income  it will  receive  from  equity  securities  because  issuers generally  have  discretion  as  to  the  payment  of  any  dividends  or distributions.  However,  equity  securities offer greater  potential for appreciation  than many other types of  securities,  because  their value
increases  directly  with  the  value  of  the  issuer's  business.   The
following  describes  the types of equity  securities  in which the Funds may invest.

Preferred Stocks

   Preferred  stocks  have the right to receive  specified  dividends  or distributions  before  the issuer  makes  payments  on its common  stock.
Some preferred  stocks also  participate  in dividends and  distributions paid on common  stock.  Preferred  stocks  may also  permit the issuer to redeem  the  stock.  A Fund  may also  treat  such  redeemable  preferred stock as a fixed income security.

Warrants

   Warrants   give  a  Fund  the  option  to  buy  the  issuer's   equity
securities  at a  specified  price (the  exercise  price) at a  specified future  date  (the  expiration  date).  The Fund  may buy the  designated securities  by paying the  exercise  price  before the  expiration  date.
Warrants  may  become  worthless  if the price of the stock does not rise above the exercise  price by the  expiration  date.  This  increases  the market  risks  of  warrants  as  compared  to  the  underlying  security.
Rights  are the  same  as  warrants,  except  companies  typically  issue rights to existing stockholders.

FIXED INCOME SECURITIES

   Fixed income  securities pay interest,  dividends or  distributions at a specified  rate.  The rate may be a fixed  percentage  of the principal or  adjusted  periodically.  In  addition,  the issuer of a fixed  income security  must  repay  the  principal  amount of the  security,  normally within a specified  time.  Fixed income  securities  provide more regular income  than equity  securities.  However,  the  returns on fixed  income securities  are limited and  normally do not  increase  with the issuer's
earnings.   This  limits  the  potential  appreciation  of  fixed  income securities as compared to equity securities.


   A security's  yield  measures the annual  income  earned on a security as a  percentage  of its  price.  A  security's  yield will  increase  or decrease  depending  upon  whether it costs less (a  discount) or more (a premium)  than  the  principal  amount.  If the  issuer  may  redeem  the security  before  its  scheduled  maturity,  the  price  and  yield  on a discount or premium  security  may change based upon the  probability  of
an  early  redemption.   Securities  with  higher  risks  generally  have
higher  yields.  The  following  describes  the  types  of  fixed  income securities in which the Funds may invest:


Taxable Municipal Securities

   Municipal  securities  are  issued by  states,  counties,  cities  and other political  subdivisions  and  authorities.  Although many municipal securities  are exempt from  federal  income tax, the Funds may invest in taxable municipal securities.

Mortgage Backed Securities

   Mortgage   backed   securities   represent   interests   in  pools  of
mortgages.  The  mortgages  that  comprise a pool  normally  have similar interest  rates,  maturities  and other terms.  Mortgages  may have fixed or  adjustable  interest  rates.  Interests in pools of  adjustable  rate mortgages are known as ARMs.

   Mortgage  backed  securities  come in a variety  of  forms.  Many have extremely  complicated  terms.  The  simplest  form  of  mortgage  backed securities  are  pass-through  certificates.  An issuer  of  pass-through
certificates   gathers  monthly  payments  from  an  underlying  pool  of mortgages.  Then,  the issuer  deducts its fees and  expenses  and passes the balance of the payments  onto the  certificate  holders once a month.
Holders  of  pass-through  certificates  receive a pro rata  share of all payments and  pre-payments  from the underlying  mortgages.  As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

   CMOs,   including   interests  in  real  estate  mortgage   investment
conduits  (REMICs),  allocate payments and prepayments from an underlying pass-through  certificate  among holders of different classes of mortgage backed  securities.  This creates different  prepayment and interest rate risks for each CMO class.

Sequential CMOs

   In a  sequential  pay CMO, one class of CMOs  receives  all  principal
payments  and   prepayments.   The  next  class  of  CMOs   receives  all
principal  payments  after the  first  class is paid  off.  This  process repeats  for each  sequential  class of CMO.  As a result,  each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

   The  Funds  will  invest  only  in  CMOs  which  are  rated  AAA  by a nationally  recognized  statistical rating organization (NRSRO) and which may be: (a)  collateralized  by pools of mortgages in which each mortgage is  guaranteed  as to payment of  principal  and interest by an agency or instrumentality  of the U.S.  government;  (b) collateralized by pools of mortgages in which  payment of principal  and interest is  guaranteed  by the  issuer  and such  guarantee  is  collateralized  by U.S.  government securities;  or (c)  securities in which the proceeds of the issuance are invested  in  mortgage  securities  and  payment  of  the  principal  and interest are supported by the credit of an agency or  instrumentality  of the U.S. government.

Z Classes and Residual Classes

   CMOs  must  allocate  all  payments   received  from  the   underlying
mortgages  to some  class.  To capture  any  unallocated  payments,  CMOs generally  have an  accrual  (Z)  class.  Z classes  do not  receive  any payments from the underlying  mortgages  until all other CMO classes have been paid off.  Once this  happens,  holders of Z class CMOs  receive all payments  and  prepayments.  Similarly,  REMICs have  residual  interests that receive any mortgage payments not allocated to another REMIC class.

   The degree of  increased or decreased  prepayment  risks  depends upon the  structure of the CMOs.  However,  the actual  returns on any type of mortgage  backed  security  depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Zero Coupon Securities

   Zero coupon  securities  do not pay interest or principal  until final maturity  unlike  debt  securities  that  provide  periodic  payments  of interest  (referred to as a coupon  payment).  Investors  buy zero coupon securities  at  a  price  below  the  amount  payable  at  maturity.  The difference  between  the  purchase  price and the amount paid at maturity represents  interest on the zero  coupon  security.  Investors  must wait until  maturity to receive  interest and principal,  which  increases the interest rate and credit risks of a zero coupon security.

   There are many  forms of zero  coupon  securities.  Some are issued at a discount  and are  referred to as zero  coupon or capital  appreciation bonds.  Others are created  from  interest  bearing  bonds by  separating the  right to  receive  the  bond's  coupon  payments  from the  right to receive the bond's  principal due at maturity,  a process known as coupon stripping.  Treasury  STRIPs,  Treasury  Income Growth  Receipts  (TIGRs)
and  Certificates  of Accrual on  Treasuries  (CATs) are the most  common forms of stripped zero coupon  securities.  In addition,  some securities give the issuer the option to deliver  additional  securities in place of
cash  interest  payments,   thereby  increasing  the  amount  payable  at
maturity.  These are referred to as pay-in-kind or PIK securities.

Bank Instruments

   Bank   instruments  are  unsecured   interest  bearing  deposits  with
banks.   Bank   instruments   include  bank   accounts,   time  deposits,
certificates  of deposit and  banker's  acceptances.  Yankee  instruments are  denominated in U.S.  dollars and issued by U.S.  branches of foreign banks.  Eurodollar  instruments  are  denominated  in  U.S.  dollars  and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

   Credit  enhancement  consists  of an  arrangement  in which a  company agrees  to pay  amounts  due on a fixed  income  security  if the  issuer defaults.  In some cases the company  providing credit  enhancement makes
all   payments   directly   to  the   security   holders   and   receives
reimbursement  from  the  issuer.   Normally,  the  credit  enhancer  has
greater  financial  resources  and  liquidity  than the issuer.  For this reason,  the Adviser usually  evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

   Common  types of credit  enhancement  include  guarantees,  letters of
credit,   bond  insurance  and  surety  bonds.  Credit  enhancement  also includes  arrangements  where  securities  or other liquid  assets secure payment of a fixed income  security.  If a default  occurs,  these assets may be sold and the proceeds  paid to the defaulted  security's  holders.
Either  form of credit  enhancement  reduces  credit  risks by  providing another source of payment for a fixed income security.

Convertible Securities

   Convertible  securities  are fixed income  securities  that a Fund has the option to exchange for equity  securities  at a specified  conversion price.  The  option  allows a Fund to realize  additional  returns if the market  price of the equity  securities  exceeds  the  conversion  price.
For  example,   a  Fund  may  hold  fixed  income   securities  that  are
convertible  into  shares of common  stock at a  conversion  price of $10 per share.  If the market  value of the  shares of common  stock  reached
$12, a Fund could realize an  additional  $2 per share by converting  its fixed income securities.

   Convertible   securities  have  lower  yields  than  comparable  fixed
income  securities.  In addition,  at the time a convertible  security is issued the  conversion  price exceeds the market value of the  underlying
equity  securities.   Thus,  convertible  securities  may  provide  lower
returns  than   non-convertible   fixed  income   securities   or  equity
securities  depending upon changes in the price of the underlying  equity securities.  However,  convertible  securities  permit a Fund to  realize some of the potential  appreciation of the underlying  equity  securities with less risk of losing its initial investment.

   The Funds  treat  convertible  securities  as both  fixed  income  and
equity   securities  for  purposes  of  their  investment   policies  and
limitations, because of their unique characteristics.

Tax Exempt Securities

   Tax exempt  securities are fixed income  securities  that pay interest
that  is  not  subject  to  regular  federal  income  taxes.   Typically,
states,   counties,   cities  and  other   political   subdivisions   and
authorities  issue tax  exempt  securities.  The market  categorizes  tax exempt securities by their source of repayment.

Private Activity Bonds

   Private  activity  bonds are  special  revenue  bonds  used to finance private  entities.  For  example,  a  municipality  may  issue  bonds  to finance a new  factory to improve  its local  economy.  The  municipality would  lend  the  proceeds  from  its  bonds  to the  company  using  the factory,  and the company  would agree to make loan  payments  sufficient to  repay  the  bonds.  The  bonds  would  be  payable  solely  from  the
company's   loan   payments,   not  from  any  other   revenues   of  the
municipality.  Therefore,  any default on the loan normally  would result in a default on the bonds.

   The  interest  on many types of private  activity  bonds is subject to the  federal  alternative  minimum  tax (AMT).  The  Louisiana  Municipal
Income Fund may invest in bonds subject to AMT.

Tax Increment Financing Bonds

   Tax  increment  financing  (TIF) bonds are payable  from  increases in taxes  or  other  revenues  attributable  to  projects  financed  by  the bonds.  For example,  a  municipality  may issue TIF bonds to redevelop a commercial  area.  The  TIF  bonds  would  be  payable  solely  from  any increase  in sales  taxes  collected  from  merchants  in the  area.  The bonds could default if  merchants'  sales,  and related tax  collections, failed to increase as anticipated.

Municipal Notes

   Municipal   notes  are   short-term   tax  exempt   securities.   Many
municipalities  issue such notes to fund their current  operations before collecting  taxes or other municipal  revenues.  Municipalities  may also issue notes to fund capital  projects prior to issuing  long-term  bonds.
The issuers  typically  repay the notes at the end of their  fiscal year, either with taxes,  other  revenues or proceeds  from newly  issued notes or bonds.

Municipal Leases

   Municipalities  may enter into  leases for  equipment  or  facilities.
In order to comply with state  public  financing  laws,  these leases are
typically   subject  to  annual   appropriation.   In  other   words,   a
municipality may end a lease,  without penalty,  by not providing for the lease  payments in its annual  budget.  After the lease ends,  the lessor can resell the equipment or facility but may lose money on the sale.

   The  Louisiana   Municipal   Income  Fund  may  invest  in  securities
supported  by pools of  municipal  leases.  The most common type of lease backed  securities are  certificates of  participation  (COPs).  However, the Fund may also invest directly in individual leases.

Participation Interests

   The  Louisiana  Municipal  Income  Fund  may  purchase   participation
interests from financial  institutions such as commercial banks,  savings associations,  and insurance  companies.  These  participation  interests give the Fund an undivided interest in Louisiana municipal securities.

   The municipal  securities  subject to the participation  interests are not  limited  to  maturities  of  one  year  or  less,  so  long  as  the participation  interests  include the right to demand payment,  typically within  seven days,  from the issuers of those  interests.  The Fund will purchase only  participation  interests  which have such a demand feature or which mature in less than one year.  The financial  institutions  from which the Fund purchases  participation  interests  frequently provide or secure  irrevocable  letters of credit or  guarantees  to assure that the participation  interests  are of high quality.  The Board will  determine that  participation  interests meet the prescribed  quality standards for the Fund.

Liquidity Puts

   The Louisiana Municipal Income Fund may purchase a right to sell a security held by it back to the issuer or to another party at an agreed upon price at any time during a stated period or on a certain date.
These rights are also referred to as standby commitments.

Municipal Bond Insurance

   The   Louisiana   Municipal   Income  Fund  may   purchase   municipal
securities  covered by insurance  which  guarantee the timely  payment of principal  at maturity  and interest on such  securities.  These  insured municipal  securities  are either  (1)  covered  by an  insurance  policy applicable to a particular  security,  whether  obtained by the issuer of the  security  or by a third  party  (Issuer-Obtained  Insurance)  or (2)
insured  under  master  insurance   policies  issued  by  municipal  bond
insurers, which may be purchased by the Fund (Policies).

   The  Fund  will  require  or  obtain  municipal  bond  insurance  when purchasing  municipal  securities  which  would  not  otherwise  meet the
Fund's quality  standards.  The Fund may also require or obtain municipal bond insurance when purchasing or holding specific  municipal  securities when,  in the  opinion  of  the  Fund's  Adviser,  such  insurance  would benefit the Fund, for example,  through  improvement of portfolio quality
or  increased  liquidity  of  certain  securities.   The  Fund's  Adviser
anticipates  that  more  than  50% of  the  Fund's  net  assets  will  be invested in municipal securities which are insured.

   Issuer-Obtained  Insurance  policies are  noncancellable  and continue in force as long as the municipal  securities are  outstanding  and their respective  insurers  remain in  business.  If a  municipal  security  is covered by  Issuer-Obtained  Insurance,  then such  security  need not be insured by the Policies purchased by the Fund.

   The Fund may purchase two types of Policies  issued by municipal  bond insurers.  One type of Policy covers certain  municipal  securities  only during  the  period in which  they are in the  Fund's  portfolio.  In the event  that a  municipal  security  covered by such a Policy is sold from the Fund,  the  insurer of the  relevant  Policy  will be liable only for those payments of interest and principal which are then due and owing.

   The other type of Policy covers  municipal  securities  not only while they remain in the Fund's  portfolio but also until their final  maturity even if they are sold out of the Fund's  portfolio,  so that the coverage may benefit all subsequent  holders of those  municipal  securities.  The
Fund will  obtain  insurance  which  covers  municipal  securities  until final  maturity  even  after  they are sold out of the  Fund's  portfolio only if, in the  judgment  of the  Adviser,  the Fund would  receive  net proceeds from the sale of those  securities,  after deducting the cost of such  permanent  insurance and related fees,  significantly  in excess of the  proceeds it would  receive if such  municipal  securities  were sold without insurance.

   The  premiums  for the  Policies are paid by the Fund and the yield on the Fund's  portfolio is reduced  thereby.  Premiums for the Policies are paid by the Fund  monthly,  and are adjusted for  purchases  and sales of
municipal    securities   during   the   month.    Depending   upon   the
characteristics  of the municipal  security held by the Fund,  the annual premium for the  Policies  are  estimated  to range from 0.1% to 0.25% of the value of the municipal  securities  covered under the Policies,  with an average annual premium rate of approximately 0.175%.

   The  Fund  may  purchase  Policies  from  MBIA  Corp.  (MBIA),   AMBAC
Indemnity  Corporation  (AMBAC),  Financial  Guaranty  Insurance  Company
(FGIC),  Bond Investors  Guaranty  Insurance  Company (BIG), or any other municipal  bond  insurer  which is rated  AAA by  Standard  &  Poor's
(S&P)  or Aaa by Moody's  Investors  Service  (Moody's).  Each Policy
guarantees  the  payment  of  principal  and  interest  on the  municipal
securities   it  insures.   The  Policies  will  have  the  same  general
characteristics  and features.  A municipal security will be eligible for coverage if it meets certain  requirements set forth in a Policy.  In the event  interest  or  principal  on an insured  municipal  security is not paid when due,  the  insurer  covering  the  security  will be  obligated under its  Policy to make such  payment  not later  than 30 days after it has been notified by the Fund that such  non-payment  has  occurred.  The insurance  feature  reduces  financial risk, but the cost thereof and the restrictions  on  investments  imposed by the guidelines in the insurance policies reduce the yield to shareholders.

   MBIA,  AMBAC,  FGIC,  and BIG  will not  have  the  right to  withdraw coverage  on  securities  insured  by  their  Policies  so  long  as such securities  remain in the Fund's portfolio,  nor may MBIA,  AMBAC,  FGIC, and BIG  cancel  their  Policies  for any  reason  except  failure to pay premiums when due. MBIA,  AMBAC,  FGIC, and BIG will reserve the right at any time  upon 90 days'  written  notice  to the Fund to refuse to insure any  additional  municipal  securities  purchased  by the Fund  after the effective  date of such  notice.  The  Board  will  reserve  the right to terminate  any policy if it  determines  that the benefits to the Fund of having its  portfolio  insured under such policy are not justified by the expense involved.

   Under  the   Policies,   municipal   bond   insurers   unconditionally
guarantee  to the Fund the timely  payment of  principal  and interest on the insured  municipal  securities when and as such payments shall become due but  shall  not be paid by the  issuer,  except  that in the event of any  acceleration  of  the  due  date  of  the  principal  by  reason  of mandatory or optional  redemption  (other than  acceleration by reason of mandatory  sinking  fund  payment),  default or  otherwise,  the payments guaranteed  will be made in such  amounts  and at such times as  payments of  principal  would have been due had there not been such  acceleration.
The municipal  bond insurers will be  responsible  for such payments less any  amounts  received  by the Fund from any  trustee  for the  municipal bond  issuers or from any other  source.  The  Policies do not  guarantee payment on an accelerated  basis, the payment of any redemption  premium, the value of the Shares of the Fund,  or payments of any tender  purchase price upon the tender of the municipal  securities.  The Policies also do not  insure  against  nonpayment  of  principal  of or  interest  on  the securities  resulting  from the  insolvency,  negligence or any other act or  omission  of the trustee or other  paying  agent for the  securities.
However,  with respect to small issue  industrial  development  municipal bonds and  pollution  control  revenue  municipal  bonds  covered  by the
Policies,  the municipal  bond  insurers  guarantee the full and complete payments  required  to be  made  by or on  behalf  of an  issuer  of such municipal  securities,  if there  occurs  any  change in the tax-  exempt status of interest on such  municipal  securities,  including  principal, interest or premium  payments,  if any,  as and when  required to be made by or on behalf of the  issuer  pursuant  to the terms of such  municipal securities.  A  "when-issued"  municipal  security  will be covered under
the   Policies   upon  the   settlement   date  of  the  issuer  of  such
"when-issued"  municipal  security.  In determining  to insure  municipal securities  held by the Fund,  each  municipal  bond  insurer has applied
its  own  standards,   which   correspond   generally  to  the  standards
established for  determining the  insurability of new issues of municipal securities.  This  insurance is intended to reduce  financial  risk,  but the cost thereof and  compliance  with  investment  restrictions  imposed under the  Policies  will reduce the yield to  shareholders  of the Fund.
If a Policy  terminates  as to municipal  securities  sold by the Fund on the date of sale, in which event  municipal  bond insurers will be liable only for those  payments of principal  and interest that are then due and owing,  the provision for  insurance  will not enhance the  marketability of  securities  held by the Fund,  whether or not the  securities  are in default or subject to significant  risk of default,  unless the option to obtain  permanent  insurance  is  exercised.  On the  other  hand,  since
Issuer-Obtained  Insurance  will  remain in effect as long as the insured municipal  securities  are  outstanding,  such  insurance may enhance the marketability  of municipal  securities  covered  thereby,  but the exact
effect,  if  any,  on  marketability   cannot  be  estimated.   The  Fund
generally  intends  to  retain  any  securities  that are in  default  or subject  to  significant  risk of  default  and to  place a value  on the insurance,  which  ordinarily  will be the difference  between the market value  of  the  defaulted  security  and  the  market  value  of  similar securities of minimum  investment grade (i.e.,  rated "BBB") that are not in default.  To the extent that the Fund holds defaulted  securities,  it may be limited in its ability to manage its  investments  and to purchase other  municipal  securities.  Except as described  above with respect to securities  that  are in  default  or  subject  to  significant  risk  of default,  the Fund will not place any value on the  insurance  in valuing the municipal securities that it holds.

Variable Rate Demand Instruments

   Variable  rate demand  instruments  are  securities  that  require the issuer or a third  party,  such as a dealer or bank,  to  repurchase  the security  for its  face  value  upon  demand.  The  securities  also  pay interest at a variable  rate  intended to cause the  securities  to trade at their face value.  The Funds treat demand  instruments  as  short-term securities,  because their variable  interest rate adjusts in response to changes in market  rates,  even though their  stated  maturity may extend beyond thirteen months.

Foreign Securities

   Foreign  securities  are  securities  of  issuers  based  outside  the
United  States.  The Funds  consider  an issuer to be based  outside  the
United States if:

o     it is  organized  under  the laws  of,  or has a  principal  office located in, another country;

o     the  principal  trading  market  for its  securities  is in another country; or

o     it (or its  subsidiaries)  derived in its most current  fiscal year at least 50% of its total  assets,  capitalization,  gross  revenue or profit  from  goods  produced,  services  performed,  or sales made in another country.

   Foreign  securities are primarily  denominated in foreign  currencies.
Along with the risks  normally  associated  with  domestic  securities of the same type,  foreign  securities  are  subject to  currency  risks and risks of foreign  investing.  Trading in certain  foreign markets is also subject to liquidity risks.

Depositary Receipts


   Depositary  receipts  represent  interests  in  underlying  securities issued by a foreign  company.  Depositary  receipts are not traded in the
same  market  as  the  underlying   security.   The  foreign   securities
underlying  American  Depositary  Receipts  (ADRs) are traded outside the
United  States.  ADRs  provide  a way  to  buy  shares  of  foreign-based companies  in the United  States  rather than in overseas  markets.  ADRs are also  traded  in U.S.  dollars,  eliminating  the  need  for  foreign
exchange   transactions.   The  foreign  securities  underlying  European
Depositary  Receipts  (EDRs),  Global  Depositary  Receipts  (GDRs),  and
International   Depositary   Receipts  (IDRs),  are  traded  globally  or
outside  the  United  States.  Depositary  receipts  involve  many of the same  risks  of  investing  directly  in  foreign  securities,  including currency risks and risks of foreign investing.


Foreign Exchange Contracts

   In order to convert U.S.  dollars  into the  currency  needed to buy a foreign  security,  or to convert foreign currency received from the sale of a foreign  security  into  U.S.  dollars,  a Fund may enter  into spot currency  trades.  In a spot  trade,  the Fund  agrees  to  exchange  one currency  for another at the  current  exchange  rate.  The Fund may also enter  into  derivative  contracts  in  which a  foreign  currency  is an underlying  asset.  The exchange rate for currency  derivative  contracts may be  higher  or  lower  than  the  spot  exchange  rate.  Use of these derivative  contracts  may  increase or decrease  the Fund's  exposure to currency risks.

Foreign Government Securities

   Foreign  government  securities  generally  consist  of  fixed  income securities  supported by national,  state or  provincial  governments  or
similar  political  subdivisions.   Foreign  government  securities  also
include   debt   obligations   of   supranational   entities,   such   as
international   organizations   designed  or  supported  by  governmental
entities   to   promote   economic    reconstruction    or   development,
international  banking  institutions  and  related  government  agencies.
Examples of these  include,  but are not  limited  to, the  International
Bank for  Reconstruction  and  Development  (the World  Bank),  the Asian
Development  Bank, the European  Investment  Bank and the  Inter-American
Development Bank.

   Foreign  government  securities  also include fixed income  securities of  quasi-governmental  agencies that are either issued by entities owned by a national,  state or equivalent  government or are  obligations  of a political  unit that are not  backed by the  national  government's  full
faith  and  credit.   Further,   foreign  government  securities  include
mortgage-related  securities  issued or guaranteed by national,  state or provincial governmental  instrumentalities,  including quasi-governmental agencies.

Brady Bonds

   Brady  Bonds  are  U.S.  dollar   denominated  debt  obligations  that
foreign  governments  issue in exchange for  commercial  bank loans.  The
International  Monetary Fund (IMF)  typically  negotiates the exchange to cure or avoid a default  by  restructuring  the terms of the bank  loans.
The  principal  amount  of some  Brady  Bonds is  collateralized  by zero coupon  U.S.  Treasury  securities  which have the same  maturity  as the
Brady  Bonds.  However,  neither  the  U.S.  government  nor  the IMF has guaranteed the repayment of any Brady Bond.

Derivative Contracts

      Derivative   contracts  are  financial   instruments  that  require
payments based upon changes in the values of designated  (or  underlying)
securities,   currencies,   commodities,   financial   indices  or  other
assets.  Some  derivative  contracts  (such  as  futures,   forwards  and
options)  require  payments  relating  to a future  trade  involving  the underlying  asset.  Other  derivative  contracts  (such as swaps) require payments  relating to the income or returns  from the  underlying  asset.
The  other  party  to  a   derivative   contract  is  referred  to  as  a
counterparty.

   Many  derivative  contracts are traded on  securities  or  commodities exchanges.  In  this  case,  the  exchange  sets  all  the  terms  of the contract  except for the price.  Investors  make payments due under their contracts  through the  exchange.  Most  exchanges  require  investors to maintain margin  accounts  through their brokers to cover their potential obligations  to the  exchange.  Parties to the contract make (or collect)
daily  payments to the margin  accounts  to reflect  losses (or gains) in
the  value  of  their   contracts.   This  protects   investors   against
potential   defaults  by  the  counterparty.   Trading  contracts  on  an
exchange also allows  investors to close out their  contracts by entering into offsetting contracts.

   For example,  a Fund could close out an open  contract to buy an asset at a future  date by  entering  into an  offsetting  contract to sell the same asset on the same date.  If the  offsetting  sale price is more than the original  purchase  price,  the Fund  realizes a gain; if it is less, the  Fund  realizes  a loss.  Exchanges  may  limit  the  amount  of open contracts  permitted  at any one time.  Such  limits may prevent the Fund from  closing  out  a  position.  If  this  happens,  the  Fund  will  be required  to keep the  contract  open (even if it is losing  money on the contract),  and to make any payments  required  under the contract  (even if it has to  sell  portfolio  securities  at  unfavorable  prices  to do
so).  Inability  to close  out a  contract  could  also  harm the Fund by preventing  it from  disposing of or trading any assets it has been using to secure its obligations under the contract.

   The Funds may also trade derivative contracts  over-the-counter  (OTC)
in   transactions   negotiated   directly   between   a  Fund   and   the
counterparty.  OTC contracts do not  necessarily  have standard terms, so they cannot be directly  offset with other OTC  contracts.  In  addition,
OTC  contracts  with  more  specialized  terms may be more  difficult  to price than exchange traded contracts.

   Depending  upon  how  a  Fund  uses   derivative   contracts  and  the
relationships  between the market value of a derivative  contract and the underlying  asset,  derivative  contracts  may  increase or decrease  the
Fund's exposure to interest rate and currency risks,  and may also expose the Fund to  liquidity  and leverage  risks.  OTC  contracts  also expose the Fund to credit  risks in the event that a  counterparty  defaults  on the contract.

   The Funds may trade in the following types of derivative contracts.

Futures Contracts

   Futures  contracts  provide  for  the  future  sale by one  party  and purchase by another party of a specified  amount of an  underlying  asset at a specified  price,  date,  and time.  Entering into a contract to buy an  underlying  asset is  commonly  referred  to as buying a contract  or holding a long  position in the asset.  Entering  into a contract to sell an  underlying  asset is  commonly  referred  to as selling a contract or
holding  a  short   position  in  the  asset.   Futures   contracts   are
considered to be commodity  contracts.  Futures  contracts traded OTC are frequently referred to as forward contracts.

   The  Funds  (except  the  Money  Market  Funds)  may buy and  sell the following types of futures contracts:  financial futures contracts,  and, in the case of Capital  Appreciation  Fund and Mid Cap Equity Fund, stock index futures.

   For  the  immediate  future,  Capital  Appreciation  Fund  and Mid Cap
Equity Fund will enter into  futures  contracts  directly  only when they desire to  exercise a financial  futures  put option in their  respective portfolio  rather  than  either  closing out the option or allowing it to expire.

Options

   Options  are  rights  to  buy  or  sell  an  underlying  asset  for  a specified  price  (the  exercise  price)  during,  or at the  end  of,  a specified  period.  A call option  gives the holder  (buyer) the right to buy the underlying  asset from the seller  (writer) of the option.  A put option  gives the  holder the right to sell the  underlying  asset to the writer of the  option.  The writer of the option  receives a payment,  or premium,  from the buyer,  which the writer keeps  regardless  of whether the buyer uses (or exercises) the option.

   The Funds may:

o     Buy call options on  financial  futures  contracts in  anticipation of an increase in the value of the underlying asset;

o     Buy put options on financial  futures  contracts in anticipation of a decrease in the value of the  underlying  asset  (Except  Capital
      Appreciation Fund); and

o     Buy or write options to close out existing options positions.

   The Funds may also  write  call  options on  portfolio  securities  to generate  income  from  premiums,  and in  anticipation  of a decrease or only limited  increase in the value of the  underlying  asset.  If a call written by the Fund is exercised,  the Fund foregoes any possible  profit from an increase  in the market  price of the  underlying  asset over the exercise price plus the premium received.

   The Funds may also  write  put  options  on  portfolio  securities  to generate  income from  premiums,  and in  anticipation  of an increase or only limited  decrease in the value of the underlying  asset.  In writing puts,  there is a risk that a Fund may be  required  to take  delivery of the  underlying  asset when its  current  market  price is lower than the exercise price.

   When a Fund writes  options on futures  contracts,  it will be subject to margin requirements similar to those applied to futures contracts.

   Mid Cap  Equity  Fund  may  utilize  stock  index  futures  contracts, options  and  options on stock index  futures  contracts,  subject to the limitation  that the value of these  futures  contracts  and options will not exceed 20% of the Fund's total assets.

   Each Fund will  limit its  purchase  of  options so that not more than
20% of its net assets  will be  invested  in option  premiums.  Each Fund will  limit  its  option  writing  so that  the  assets  underlying  such options will not exceed 25% of its total net assets.

Hedging

   Hedging  transactions  are  intended  to reduce  specific  risks.  For example,  to protect a Fund  against  circumstances  that would  normally cause a Fund's  portfolio  securities  to decline in value,  the Fund may buy or sell a derivative  contract that would normally  increase in value under the same  circumstances.  A Fund may also attempt to hedge by using
combinations   of  different   derivatives   contracts,   or  derivatives
contracts  and  securities.  A Fund's  ability to hedge may be limited by the costs of the derivatives  contracts.  A Fund may attempt to lower the cost of hedging by entering into  transactions  that provide only limited protection,  including  transactions that (1) hedge only a portion of its portfolio,  (2) use  derivatives  contracts  that cover a narrow range of circumstances  or  (3) involve  the sale of  derivatives  contracts  with different  terms.  Consequently,  hedging  transactions may not eliminate risk even if they work as intended.  In addition,  hedging strategies are not  always  successful,  and could  result  in  increased  expenses  and losses to the Fund.

Derivative Contracts

   Derivative  contracts are financial  instruments that require payments
based  upon  changes  in  the  values  of  designated   (or   underlying)
securities,   currencies,   commodities,   financial   indices  or  other
assets.  Some  derivative  contracts  (such  as  futures,   forwards  and
options)  require  payments  relating  to a future  trade  involving  the underlying  asset.  Other  derivative  contracts  (such as swaps) require payments  relating to the income or returns  from the  underlying  asset.
The  other  party  to  a   derivative   contract  is  referred  to  as  a
counterparty.

   Many  derivative  contracts are traded on  securities  or  commodities exchanges.  In  this  case,  the  exchange  sets  all  the  terms  of the contract  except for the price.  Investors  make payments due under their contracts  through the  exchange.  Most  exchanges  require  investors to maintain margin  accounts  through their brokers to cover their potential obligations  to the  exchange.  Parties to the contract make (or collect)
daily  payments to the margin  accounts  to reflect  losses (or gains) in
the  value  of  their   contracts.   This  protects   investors   against
potential   defaults  by  the  counterparty.   Trading  contracts  on  an
exchange also allows  investors to close out their  contracts by entering into offsetting contracts.

   For example,  a Fund could close out an open  contract to buy an asset at a future  date by  entering  into an  offsetting  contract to sell the same asset on the same date.  If the  offsetting  sale price is more than the original  purchase  price,  the Fund  realizes a gain; if it is less, the  Fund  realizes  a loss.  Exchanges  may  limit  the  amount  of open contracts  permitted  at any one time.  Such  limits may prevent the Fund from  closing  out  a  position.  If  this  happens,  the  Fund  will  be required  to keep the  contract  open (even if it is losing  money on the contract),  and to make any payments  required  under the contract  (even if it has to  sell  portfolio  securities  at  unfavorable  prices  to do
so).  Inability  to close  out a  contract  could  also  harm the Fund by preventing  it from  disposing of or trading any assets it has been using to secure its obligations under the contract.

   The Funds may also trade derivative contracts  over-the-counter  (OTC)
in   transactions   negotiated   directly   between   the  Fund  and  the
counterparty.  OTC contracts do not  necessarily  have standard terms, so they cannot be directly  offset with other OTC  contracts.  In  addition,
OTC  contracts  with  more  specialized  terms may be more  difficult  to price than exchange traded contracts.

   Depending  upon  how  a  Fund  uses   derivative   contracts  and  the
relationships  between the market value of a derivative  contract and the underlying  asset,  derivative  contracts  may  increase or decrease  the
Fund's  exposure to market and  currency  risks,  and may also expose the
Fund to  liquidity  and leverage  risks.  OTC  contracts  also expose the
Fund to credit  risks in the event that a  counterparty  defaults  on the contract.

   The Funds may trade in the following types of derivative contracts.

Futures And Options Transactions

   The Funds  (except  the Money  Market  Funds) may engage in or reserve the right to  engage  in put and call  options,  financial  futures,  and options on futures as discussed  for those Funds in the  prospectus.  For
purposes  of  Capital   Appreciation   Fund  and  Mid  Cap  Equity  Fund,
financial futures may include stock index futures.

   The Funds will maintain  positions in securities,  option rights,  and segregated  cash  subject  to  puts  and  calls  until  the  options  are exercised,  closed,  or have  expired.  An option  position may be closed out only on an exchange which  provides a secondary  market for an option of the same series.

Financial Futures Contracts

   A futures  contract is a firm  commitment  by two parties:  the seller who agrees to make delivery of the specific  type of security  called for in the  contract  ("going  short")  and  the  buyer  who  agrees  to take delivery  of  the  security  ("going  long")  at a  certain  time  in the
future.   Financial   futures   contracts   call  for  the   delivery  of
particular debt securities  issued or guaranteed by the U.S.  Treasury or by specified agencies or instrumentalities of the U.S. government.

   In the fixed  income  securities  market,  price  moves  inversely  to interest  rates.  A rise in rates  means a drop in price.  Conversely,  a drop in rates  means a rise in price.  In order to hedge  their  holdings
of   securities,   the  Funds  could  enter  into  contracts  to  deliver
securities  at a  predetermined  price  (i.e.,  "go  short")  to  protect themselves  against the possibility  that the prices of their  securities may  decline  during the Funds'  anticipated  holding  period.  The Funds would  "go  long"  (agree  to  purchase  securities  in the  future  at a predetermined  price)  to hedge  against a  decline  in  market  interest rates.

Purchasing Put Options on Financial Futures Contracts

   Unlike entering directly into a futures  contract,  which requires the purchaser  to buy a  financial  instrument  on a set date at a  specified price, the purchase of a put option on a futures  contract  entitles (but does not  obligate)  its  purchaser  to decide on or before a future date whether to assume a short position at the specified price.

   A Fund could  purchase  put  options  on futures to protect  portfolio securities  against  decreases  in value  resulting  from an  anticipated
increase   in  market   interest   rates  or  as  a  means  of   reducing
fluctuations  in the net  asset  value  ("NAV")  of  shares  of the Fund.
Generally,  if the hedged portfolio  securities  decrease in value during the term of an option,  the related futures  contracts will also decrease in value and the  option  will  increase  in value.  In such an event,  a
Fund  will  normally  close  out  its  option  by  selling  an  identical option.  If the hedge is  successful,  the  proceeds  received  by a Fund upon the sale of the second  option  will be large  enough to offset both the premium paid by such Fund for the  original  option plus the realized decrease in value of the hedged securities.

   Alternately,  a Fund may exercise  its put to close out the  position.
To do so, it would  simultaneously  enter into a futures  contract of the type  underlying  the option  (for a price less than the strike  price of the option) and  exercise  the  option.  The Fund would then  deliver the futures  contract  in return for payment of the strike  price.  If a Fund neither  closes out nor  exercises  an option,  the option will expire on the date provided in the option  contract,  and only the premium paid for the contract will be lost.

Writing Call Options on Financial Futures Contracts

   In addition  to  purchasing  put options on futures,  a Fund may write listed call options on futures contracts for U.S.  government  securities to hedge its  portfolio  against an  increase in market  interest  rates.
When  a  Fund  writes  a  call  option  on  a  futures  contract,  it  is
undertaking   the  obligation  of  assuming  a  short  futures   position
(selling  a  futures  contract)  at the  fixed  strike  price at any time during  the life of the  option  if the  option is  exercised.  As market interest  rates rise,  causing the prices of futures to go down, a Fund's obligation  under a call  option on a future (to sell a futures  contact)
costs less to  fulfill,  causing  the value of such  Fund's  call  option position to increase.

   In other words,  as the  underlying  futures price goes down below the strike  price,  the buyer of the  option  has no reason to  exercise  the call,  so that Fund  keeps the  premium  received  for the  option.  This premium  can  offset  the  drop in  value  of such  Fund's  fixed  income securities which is occurring as interest rates rise.

      Prior to the  expiration  of a call written by a Fund,  or exercise of it by the  buyer,  such  Fund may  close  out the  option by buying an identical  option.  If the hedge is  successful,  the cost of the  second option  will be less  than  the  premium  received  by the  Fund  for the initial  option.  The new  premium  income of the Fund  will then  offset the decrease in value of the hedged securities.

Writing Put Options on Financial Futures Contracts

   The  Funds  may  write  listed  put  options  on   financial   futures
contracts  for  U.S.  government  securities  to hedge  their  portfolios against a decrease  in market  interest  rates.  When a Fund writes a put option on a futures  contract,  it receives a premium for undertaking the
obligation  to  assume  a  long  futures   position   (buying  a  futures
contract)  at a fixed  price at any time  during the life of the  option.
As market  interest  rates  decrease,  the market price of the underlying futures contract increases.

   As the market  value of the  underlying  futures  contract  increases, the buyer of the put option has less reason to  exercise  the put because the buyer can sell the same  futures  contract  at a higher  price in the market.  The  premium  received  by the Fund  can then be used to  offset the higher  prices of portfolio  securities to be purchased in the future due to the decrease in market interest rates.

   Prior to the  expiration  of the put  option,  or its  exercise by the buyer,  a Fund may close out the  option by buying an  identical  option.
If the hedge is  successful,  the cost of buying the second  option  will be less than the premium received by such Fund for the initial option.

Purchasing Call Options on Financial Futures Contracts

   When a Fund  purchases  a call  option  on a futures  contract,  it is purchasing  the  right  (not the  obligation)  to  assume a long  futures position  (buy a futures  contract)  at a fixed  price at any time during the life of the  option.  As market  interest  rates  fall,  the value of the underlying futures contract will normally  increase,  resulting in an increase  in value  of such  Fund's  option  position.  When  the  market price of the  underlying  futures  contract  increases  above the  strike price plus  premium  paid,  a Fund could  exercise its option and buy the futures contract below market price.

Limitation on Open Futures Position

   A Fund will not maintain  open  positions in futures  contracts it has sold or call  options  it has  written on  futures  contracts  if, in the aggregate,  the value of the open  positions  (marked to market)  exceeds the current  market value of its portfolio  plus or minus the  unrealized gain or loss on those open  positions,  adjusted for the  correlation  of volatility  between the hedged securities and the futures  contracts.  If this  limitation  is exceeded at any time, a Fund will take prompt action to close  out a  sufficient  number of open  contracts  to bring its open futures and options positions within this limitation.

Margin in Futures Transactions

   Unlike  the  purchase  or sale of a  security,  a Fund does not pay or receive  money upon the purchase or sale of a futures  contract.  Rather, the Fund is  required  to deposit an amount of  "initial  margin" in cash or U.S.  Treasury  bills with its  custodian  (or the broker,  if legally permitted).  The nature of  initial  margin in  futures  transactions  is different  from  that  of  margin  in  securities  transactions  in  that futures  contract  initial margin does not involve the borrowing of funds by the  Fund  to  finance  the  transactions.  Initial  margin  is in the nature  of a  performance  bond or  good-faith  deposit  on the  contract which is returned to the Fund upon  termination of the futures  contract, assuming all contractual obligations have been satisfied.

   A  futures  contract  held by a Fund is valued  daily at the  official settlement  price of the  exchange  on which it is  traded.  Each day the
Fund pays or  receives  cash,  called  "variation  margin,"  equal to the daily  change in value of the futures  contract.  This process is know as
"marking to  market."  Variation  margin  does not  represent a borrowing or loan by the Fund but is instead  settlement  between  the Fund and the broker of the  amount  one would  owe the other if the  futures  contract expires.  In  computing  its daily  NAV, a Fund will  mark-to-market  its open futures positions.

   The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

Purchasing Put and Call Options on Portfolio Securities

   The Funds may purchase  put and call  options on portfolio  securities to protect  against  price  movements  in  particular  securities.  A put option  gives a Fund,  in  return  for a  premium,  the right to sell the underlying  security to the writer  (seller) at a specified  price during the term of the  option.  A call  option  gives a Fund,  in return  for a premium, the right to buy the underlying security from the seller.

   Capital  Appreciation  Fund may only buy put options  which are listed on a recognized options exchange.

Writing Covered Put and Call Options on Portfolio Securities

   As writer of a call option,  a Fund has the obligation,  upon exercise of the option  during  the  option  period,  to  deliver  the  underlying security  upon  payment  of the  exercise  price.  As a  writer  of a put option,  a Fund  has the  obligation  to  purchase  a  security  from the purchaser of the option upon the exercise of the option.

   A Fund may only write call options  either on  securities  held in its portfolio  or on  securities  which it has the  right to  obtain  without payment of further  consideration  (or has segregated  cash in the amount of any  additional  consideration).  In the case of put  options,  a Fund will segregate cash or U.S.  Treasury  obligations  with a value equal to or greater than the exercise price of the underlying securities.

Stock Index Futures and Options

   The Mid Cap Equity Fund may utilize  stock  index  futures  contracts, options  and  options on stock index  futures  contracts,  subject to the limitation  that the value of these  futures  contracts  and options will not exceed 20% of the Fund's total assets.  These  futures  contracts and options  will be used to handle  cash  flows into and out of the Fund and to potentially  reduce  transactional  costs, since  transactional  costs associated  with  futures and options  contracts  can be lower than costs stemming from direct investments in stocks.

Special Transactions


Repurchase Agreements

   Repurchase  agreements  are  transactions  in which  the Fund  buys a security  from a dealer or bank and agrees to sell the security  back at a mutually  agreed upon time and price.  The  repurchase  price  exceeds the sale price,  reflecting the Fund's return on the  transaction.  This return is unrelated to the interest  rate on the  underlying  security.
The Fund will  enter  into  repurchase  agreements  only with  banks and other recognized  financial  institutions,  such as securities  dealers, deemed creditworthy by the Adviser.

   The Fund's  custodian or  subcustodian  will take  possession  of the
securities   subject  to   repurchase   agreements.   The   Adviser  or
subcustodian will monitor the value of the underlying  security each day to ensure that the value of the  security  always  equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.


Reverse Repurchase Agreements

   Reverse  repurchase  agreements are  repurchase  agreements in which a
Fund is the  seller  (rather  than  the  buyer)  of the  securities,  and agrees to  repurchase  them at an agreed  upon time and price.  A reverse repurchase  agreement  may be viewed as a type of  borrowing by the Fund.
Reverse   repurchase   agreements   are  subject  to  credit  risks.   In
addition,  reverse  repurchase  agreements  create leverage risks because the Fund must  repurchase  the  underlying  security  at a higher  price,
regardless   of  the  market  value  of  the  security  at  the  time  of repurchase.

Delayed Delivery Transactions

   Delayed  delivery  transactions,  including when issued  transactions, are  arrangements in which a Fund buys  securities for a set price,  with payment  and  delivery of the  securities  scheduled  for a future  time.
During the period  between  purchase and  settlement,  no payment is made by the Fund to the  issuer  and no  interest  accrues  to the  Fund.  The
Fund records the  transaction  when it agrees to buy the  securities  and
reflects   their   value  in   determining   the  price  of  its  shares.
Settlement  dates  may be a  month  or more  after  entering  into  these transactions  so that the  market  values of the  securities  bought  may
vary   from   the   purchase   prices.   Therefore,    delayed   delivery
transactions  create  interest  rate risks for a Fund.  Delayed  delivery transactions  also involve  credit  risks in the event of a  counterparty default.

To Be Announced Securities (TBAs)

   As with  other  delayed  delivery  transactions,  a seller  agrees  to issue a TBA  security  at a future  date.  However,  the seller  does not specify  the  particular  securities  to be  delivered.  Instead,  a Fund agrees to accept any security that meets  specified  terms.  For example, in a TBA mortgage backed  transaction,  a Fund and the seller would agree upon the issuer,  interest  rate and terms of the  underlying  mortgages.
The seller would not identify the  specific  underlying  mortgages  until
it  issues  the  security.   TBA  mortgage  backed  securities   increase
interest  rate  risks  because  the  underlying  mortgages  may  be  less favorable than anticipated by a Fund.

Dollar Rolls

   Dollar  rolls are  transactions  where a Fund  sells  mortgage  backed
securities  with  a  commitment  to  buy  similar,   but  not  identical,
mortgage   backed   securities  on  a  future  date  at  a  lower  price.
Normally,  one or  both  securities  involved  are  TBA  mortgage  backed securities.  Dollar  rolls are subject to interest  rate risks and credit risks.

Securities Lending


The Funds (except the Money Market Funds) may lend  portfolio  securities to borrowers  that the Adviser deems  creditworthy.  In return,  the Fund receives  cash or liquid  securities  from the  borrower  as  collateral.
The borrower  must furnish  additional  collateral if the market value of the loaned  securities  increases.  Also,  the borrower must pay the Fund the  equivalent  of any  dividends  or  interest  received  on the loaned securities.


   The Fund will reinvest cash  collateral in securities  that qualify as an  acceptable  investment  for the  Fund.  However,  the  Fund  must pay interest to the borrower for the use of cash collateral.

   Loans are  subject  to  termination  at the  option of the Fund or the borrower.  The Fund will not have the right to vote on  securities  while they are on loan,  but it will  terminate a loan in  anticipation  of any important  vote.  The Fund may pay  administrative  and custodial fees in connection  with a loan and may pay a negotiated  portion of the interest earned on the cash collateral to a securities lending agent or broker.

   Securities  lending  activities are subject to interest rate risks and credit risks.

Asset Coverage

   In order to secure its  obligations  in  connection  with  derivatives
contracts   or  special   transactions,   a  Fund  will  either  own  the
underlying  assets,  enter into an  offsetting  transaction  or set aside readily  marketable  securities  with a value that  equals or exceeds the
Fund's  obligations.   Unless  the  Fund  has  other  readily  marketable
assets  to set  aside,  it  cannot  trade  assets  used  to  secure  such obligations  without entering into an offsetting  derivative  contract or terminating  a  special  transaction.  This  may  cause  the Fund to miss favorable  trading  opportunities  or to  realize  losses  on  derivative contracts or special transactions.

Investing in Securities of Other Investment Companies

   The  Funds  may  invest  assets  in  securities  of  other  investment companies,  including the  securities  of affiliated  money market funds, as an  efficient  means of carrying  out their  investment  policies  and managing  their  uninvested  cash.  Any such  investment by a Fund may be subject  to  duplicate  expenses.  However,  the  Adviser  will waive its investment  advisory  fee on  assets  invested  in  securities  of  other
investment  companies.   The  Adviser  believes  that  the  benefits  and
efficiencies of this approach  should  outweigh the potential  additional expenses.  The Funds may also invest in such securities directly.

Investment Ratings

   A  nationally   recognized   rating   service's  two  highest   rating
categories  are  determined   without  regard  for   sub-categories   and
gradations.  For  example,  securities  rated  SP-1+,  SP-1,  or  SP-2 by
S&P,  MIG-1 or  MIG-2  by  Moody's,  or  F-1+,  F-1,  or F-2 by Fitch
Ratings  ("Fitch")  are  all  considered  to be  rated  in one of the two highest short-term rating  categories.  The Cash Reserve Fund will follow applicable  regulations in  determining  whether a security rated by more than  one  rating  service  can be  treated  as  being  in one of the two highest  short-term rating  categories;  currently,  such securities must be rated  by two  rating  services  in one of their  two  highest  rating categories. See "Regulatory Compliance."

   The Adviser  will  determine  whether a security is  investment  grade based upon the credit  ratings  given by one or more NRSRO.  For example, the  S&P,  a rating  service,  assigns  ratings to  investment  grade securities  (AAA,  AA,  A, and BBB)  based  on  their  assessment  of the likelihood  of the  issuer's  inability  to  pay  interest  or  principal
(default) when due on each security.  Lower credit ratings  correspond to higher  credit  risk.  If a security  has not  received a rating,  a Fund must  rely  entirely  upon  the  Adviser's  credit  assessment  that  the security is comparable to investment grade.

INVESTMENT RISKS

   There are many factors  which may affect an  investment in the Fund. A
Fund's  principal risks are described in the prospectus.  Additional risk factors are outlined below.

Liquidity Risks

o     Trading  opportunities  are more limited for equity securities that are not widely  held.  This may make it more  difficult to sell or buy a security  at a  favorable  price or time.  Consequently,  a Fund may have  to  accept  a  lower  price  to  sell  a  security,  sell  other securities  to raise cash or give up an  investment  opportunity,  any of which  could  have a  negative  effect on the  Fund's  performance.
   Infrequent  trading  of  securities  may also lead to an  increase  in their  price volatility.

o     Liquidity risk also refers to the  possibility  that a Fund may not be able to sell a security  or close out a  derivative  contract  when it wants to. If this  happens,  the Fund will be  required to continue to hold the  security or keep the  position  open,  and the Fund could incur losses.

o     OTC derivative  contracts  generally  carry greater  liquidity risk than exchange-traded contracts.

Currency Risks

o     Exchange rates for currencies  fluctuate  daily. The combination of currency  risk and  market  risk  tends to make  securities  traded in foreign  markets more volatile than securities  traded  exclusively in the United States.

o     The  Adviser  attempts  to manage  currency  risk by  limiting  the amount  a Fund  invests  in  securities  denominated  in a  particular currency.  However,  diversification will not protect a Fund against a general  increase  in the value of the U.S.  dollar  relative to other currencies.

Risks of Foreign Investing

o     Foreign  securities pose additional  risks because foreign economic or  political  conditions  may be less  favorable  than  those  of the
   United  States.  Securities in foreign  markets may also be subject to taxation policies that reduce returns for U.S. investors.

o     Foreign   companies   may  not   provide   information   (including
   financial  statements)  as  frequently  or to as  great an  extent  as companies in the United  States.  Foreign  companies  may also receive
   less  coverage   than  U.S  companies  by  market   analysts  and  the
   financial  press.  In  addition,  foreign  countries  may lack uniform accounting,  auditing and financial  reporting standards or regulatory requirements  comparable to those applicable to U.S. companies.  These
   factors   may  prevent  a  Fund  and  its   Adviser   from   obtaining
   information   concerning   foreign  companies  that  is  as  frequent,
   extensive  and  reliable  as  the  information   available  concerning
   companies in the United States.

o     Foreign  countries may have  restrictions  on foreign  ownership of
   securities   or   may   impose   exchange   controls,   capital   flow
   restrictions  or  repatriation   restrictions  which  could  adversely
   affect the liquidity of  a  Fund's investments.

o     Trading   opportunities   are  more   limited   for  fixed   income
   securities  that have not received any credit  ratings,  have received ratings below investment grade or are not widely held.

Risks Related To Hedging

   When a Fund uses  financial  futures and options on futures as hedging devices,  there is a risk that the  prices of the  securities  subject to the futures  contracts  may not  correlate  perfectly  with the prices of the  securities  in the  Fund's  portfolio.  This may cause  the  futures
contracts  and  any  related  options  to  react   differently  than  the
portfolio  securities to market  changes.  In addition,  a Fund's Adviser could be incorrect in its  expectations  about the direction or extent of market  factors,  such as interest rate movements.  In these events,  the
Fund may lose money on the  futures  contracts  or  options.  When a Fund writes a call  option,  it  retains  the risk of a market  decline in the price of the  underlying  security,  but  gives up the  right to  capital appreciation of that security above the "strike price" of the option.

   It is not certain  that a secondary  market for  positions  in futures contracts  or for  options  will  exist at all  times.  Although a Fund's
Adviser   will   consider   liquidity   before   entering   into  options
transactions,  there is no assurance  that a liquid  secondary  market on an exchange will exist for any particular  futures  contract or option at any  particular  time.  The  Funds'  ability to  establish  and close out futures and options positions depends on this secondary market.

o     A Fund will not  participate in futures  transactions if the sum of its initial  margin  deposits on open  contracts will exceed 5% of the market  value of the Fund's  total  assets,  after taking into account the  unrealized  profits and losses on those  contracts  into which it has entered;

o     The Funds  will not enter  into  these  contracts  for  speculative purposes; and

o     Since the Funds do not constitute a commodity  pool,  they will not market as such,  nor serve as vehicles for trading in the  commodities futures or commodity options markets.

   In this regard,  the Funds will disclose to all prospective  investors the  limitations on its futures and options  transactions,  and will make clear  that  these  transactions  are  entered  into  only for bona  fide hedging  purposes  or such other  purposes  permitted  under  regulations promulgated  by the Commodity  Futures  Trading  Commission  (CFTC).  The
Funds  intend to claim an  exclusion  from  registration  as a  commodity pool  operator  under the  regulations  promulgated  by the CFTC.  When a
Fund  purchases  futures  contracts  or writes  put  options  on  futures
contracts,   an  amount  of  cash  and  cash  equivalents  equal  to  the underlying  commodity  value of the futures  contracts  (less any related margin  deposits) or equal to the exercise  price of the put options will be  deposited  in a  segregated  account  with the Fund's  custodian  (or broker,  if legally  permitted) to collateralize the position and thereby insure that the use of such futures contracts is unleveraged.

FUNDAMENTAL INVESTMENT OBJECTIVES AND POLICIES


   The investment  objectives and  fundamental  policies of the Funds may not be changed by the Board without shareholder approval.


o     Capital  Appreciation  Fund seeks to provide  growth of capital and income;

o     Louisiana  Municipal  Income Fund seeks to provide  current  income which is  generally  exempt from  federal  regular  income tax and the personal income taxes imposed by the state of Louisiana;

o     Mid Equity Cap Fund seeks total return;

o     Total Return Bond Fund seeks to maximize total return;

o     U.S. Government Income Fund seeks to provide current income;

o     Cash Reserve Fund seeks to provide  current income  consistent with stability of principal; and

o     U.S.  Treasury  Money Market Fund seeks to provide  current  income consistent with stability of principal and liquidity.

   As a matter of  fundamental  policy,  the Louisiana  Municipal  Income
Fund will  invest  its assets so that,  under  normal  circumstances,  at least 80% of its annual  interest  income is exempt from federal  regular and  Louisiana  state  income taxes or at least 80% of its net assets are invested in  obligations,  the interest  income from which is exempt from federal regular and Louisiana state income taxes.

   As a  matter  of  fundamental  policy,  the  average  maturity  of the
securities   in   Cash   Reserve   Fund's   portfolio,   computed   on  a
dollar-weighted basis, will be 120 days or less.

INVESTMENT LIMITATIONS


Diversification


   With respect to  securities  comprising  75% of the value of its total assets,  a  Fund  (except  Louisiana  Municipal  Income  Fund)  will  not purchase  securities  of any one issuer  (other  than cash;  cash  items, securities  issued or guaranteed  by the  government of the United States
or  its  agencies  or   instrumentalities   and   repurchase   agreements
collateralized  by such U.S.  government  securities;  and  securities of other  investment  companies) if, as a result,  more than 5% of the value of its total assets would be invested in  securities  of that issuer,  or the Fund  would own more than 10% of the  outstanding  voting  securities of that issuer.

Issuing Senior Securities and Borrowing Money

   A Fund may borrow  money,  directly or  indirectly,  and issue  senior securities to the maximum extent  permitted under the Investment  Company
Act of 1940 ("1940 Act").


Concentration


   Capital  Appreciation  Fund and Mid Cap  Equity  Fund will not  invest
25% or more of their  respective  total assets in  securities  of issuers having their principal  business  activities in the same industry.  Total
Return  Bond Fund will not  invest  25% or more of the value of its total assets  in any  one  industry.  However,  investing  in  U.S.  government obligations  shall not be  considered  investments  in any one  industry.
Cash  Reserve  Fund  will not  invest  more  than 25% of the value of its total  assets in any one  industry  except  commercial  paper of  finance companies.  However,  investing  in bank  instruments  (such  as time and
demand   deposits  and   certificates   of  deposit),   U.S.   government
obligations  or  instruments  secured by these money market  instruments, such as repurchase  agreements,  shall not be considered  investments  in any one  industry.  With  respect  to  securities  comprising  75% of the value of its total  assets,  U.S.  Treasury  Money  Market  Fund will not purchase  securities  of any one issuer  (other than cash,  cash items or securities  issued or guaranteed  by the  government of the United States
or  its  agencies  or   instrumentalities   and   repurchase   agreements
collateralized by U.S.  Treasury  securities) if as a result more than 5%
of the value of its total assets would be invested in the  securities  of that  issuer.  (For  purposes of this  limitation,  U.S.  Treasury  Money
Market Fund considers  instruments  issued by a U.S. branch of a domestic bank  having  capital,  surplus,  and  undivided  profits  in  excess  of
$100,000,000 at the time of investment, to be "cash items.")

Investing in Real Estate

   A Fund may not  purchase  or sell  real  estate,  provided  that  this restriction  does not prevent the Fund from  investing  in issuers  which invest,  deal,  or  otherwise  engage in  transactions  in real estate or interests  therein,  or investing in securities  that are secured by real estate  or  interests  therein.  A Fund may  exercise  its  rights  under agreements  relating to such  securities,  including the right to enforce security  interests  and to hold real  estate  acquired by reason of such enforcement  until  that real  estate  can be  liquidated  in an  orderly manner.

Investing in Commodities

   A Fund may not purchase or sell  physical  commodities,  provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

   A Fund may not  underwrite  the  securities of other  issuers,  except that the Fund may  engage  in  transactions  involving  the  acquisition, disposition or resale of its portfolio  securities,  under  circumstances where it may be  considered  to be an  underwriter  under the  Securities
Act of 1933.


Lending


   A Fund may not make loans,  provided  that this  restriction  does not
prevent  the  Fund  from  purchasing  debt  obligations,   entering  into
repurchase   agreements,   lending  its  assets  to   broker/dealers   or
institutional  investors  and investing in loans,  including  assignments and participation interests.

   The above  limitations  cannot be  changed  unless  authorized  by the
Board  and  by  the  "vote  of  a  majority  of  its  outstanding  voting securities,"  as  defined  by the 1940 Act.  The  following  limitations, however,  may be  changed  by the  Board  without  shareholder  approval.
Shareholders  will be  notified  before  any  material  change  in  these limitations becomes effective.

Buying on Margin

   A Fund will not purchase  securities on margin  provided that the Fund may obtain  short-term  credits  necessary for the clearance of purchases and sales of securities.

Pledging Assets

   A Fund will not  mortgage,  pledge or  hypothecate  any of its assets, provided  that this  shall not apply to the  transfer  of  securities  in connection with any permissible  borrowing or to collateral  arrangements in connection with permissible activities.

Restricted and Illiquid Securities

   A Fund may  invest in  restricted  securities.  Restricted  securities
are  any  securities  in  which  a  Fund  may  invest   pursuant  to  its
investment  objective and policies but which are subject to  restrictions on resale under federal  securities  law. Under  criteria  established by the Board certain  restricted  securities are determined to be liquid. To the extent that  restricted  securities  are not determined to be liquid, the Funds  will  limit  their  purchase,  together  with  other  illiquid securities to 15% (for the Money Market Funds, 10%) of their net assets.

Acquiring Securities

   Cash  Reserve  Fund will not  acquire  the  voting  securities  of any issuer.  It will not invest in  securities  of a company  for the purpose of exercising control or management.

Investing in Other Investment Companies


   A Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies.  It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.  At the present time, the Funds expect that investments in other investment companies may include shares of money market funds, including funds affiliated with the Funds' investment adviser.


Writing Covered Call Options and Purchasing Put Options

   Capital  Appreciation  Fund and Mid Cap  Equity  Fund  will not  write call options on securities  unless the  securities are held in the Fund's portfolio  or unless the Fund is  entitled  to them in  deliverable  form without  further payment or after  segregating  cash in the amount of any further  payment.  A Fund will not  purchase  put options on  securities, other than put options on stock  indices,  unless the securities are held in the Fund's  portfolio  and not more than 5% of the value of the Fund's net assets would be invested in premiums on open put option positions.

   Total  Return Bond Fund will not  purchase  put options on  securities unless the  securities  are held in the Fund's  portfolio.  The Fund will not write put or call  options or purchase  put or call options in excess of 5% of the value of its total assets.

   U.S.  Government  Income  Fund  will not  write  covered  put and call options  on  securities  unless  the  securities  are held in the  Fund's portfolio  or unless the Fund is  entitled  to them in  deliverable  form without  further  payment  or  after  segregating  cash or U.S.  Treasury obligations  with a value equal to or greater than the exercise  price of the  underlying  securities.  The Fund will not  purchase  put options on securities unless the securities are held in the Fund's portfolio.

REGULATORY COMPLIANCE

   The  Money  Market  Funds  may  follow   non-fundamental   operational
policies  that  are more  restrictive  than  the  fundamental  investment limitations,  as set forth in the  prospectus  and this SAI,  in order to comply with  applicable  laws and  regulations,  including the provisions of and  regulations  under the 1940 Act.  In  particular,  the Funds will comply  with the  various  requirements  of Rule 2a-7 (the  Rule),  which regulates  money  market  mutual  funds.  The Funds  will  determine  the effective  maturity of  investments  according to the Rule. The Funds may change  these  operational  policies  to reflect  changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES


   Market   values  of  the  Funds'   (except  the  Money  Market  Funds)
portfolio securities are determined as follows:


o     for  equity  securities,  according  to the last sale  price in the
  market  in  which  they  are  primarily   traded   (either  a  national
  securities exchange or the over-the-counter market), if available;

o     in the absence of recorded sales for equity  securities,  according to the mean between the last closing bid and asked prices;

o     futures  contracts  and  options  are  generally  valued  at market values  established  by the  exchanges on which they are traded at the
   close  of  trading   on  such   exchanges.   Options   traded  in  the
   over-the-counter  market are  generally  valued  according to the mean between  the last bid and the  last  asked  price  for the  option  as provided by an investment  dealer or other financial  institution that deals in the  option.  The  Board may  determine  in good  faith  that another  method of valuing such  investments  is necessary to appraise their fair market value;

o     for fixed  income  securities,  according  to the mean  between bid and asked  prices  as  furnished  by an  independent  pricing  service, except that fixed income  securities with remaining  maturities of less than 60 days at the time of purchase may be valued at  amortized  cost;
  and

o     for all  other  securities  at fair  value  as  determined  in good faith by the Board.

   Prices  provided by  independent  pricing  services may be  determined
without   relying   exclusively   on  quoted   prices  and  may  consider
institutional  trading in similar groups of securities,  yield,  quality,
stability,   risk,  coupon  rate,   maturity,   type  of  issue,  trading
characteristics,  and other  market data or  factors.  From time to time, when  prices  cannot be obtained  from an  independent  pricing  service, securities  may be valued  based on quotes from  broker-dealers  or other financial institutions that trade the securities.

   The Board has decided that the best method for  determining  the value of the Money Market  Funds'  portfolio  instruments  is  amortized  cost.
Under this method,  portfolio  instruments  are valued at the acquisition
cost  as  adjusted  for   amortization  of  premium  or  accumulation  of
discount  rather than at current market value.  Accordingly,  neither the amount  of  daily  income  nor  the  NAV is  affected  by any  unrealized appreciation or  depreciation  of the portfolio.  In periods of declining interest  rates,  the  indicated  daily  yield  on  Shares  of  the  Fund
computed  by  dividing  the   annualized   daily  income  on  the  Fund's
portfolio  by the NAV  computed  as above  may tend to be  higher  than a similar  computation  made by  using a method  of  valuation  based  upon market prices and estimates.  In periods of rising  interest  rates,  the opposite may be true.

   The Money Market  Funds' use of the  amortized  cost method of valuing
portfolio   instruments   depends  on  their   compliance   with  certain
conditions  in the  Rule  promulgated  by  the  Securities  and  Exchange
Commission  (SEC)  under the 1940 Act.  Under  the Rule,  the Board  must establish  procedures  reasonably  designed  to  stabilize  the  NAV  per
Share,  as computed  for  purposes of  distribution  and  redemption,  at
$1.00 per Share,  taking into account  current market  conditions and the
Funds'  investment  objective.  The  procedures  include  monitoring  the relationship  between the amortized  cost value per Share and the NAV per
Share based upon available  indications  of market value.  The Board will decide what,  if any,  steps should be taken if there is a difference  of more than 0.5 of 1%  between  the two  values.  The  Board  will take any
steps  they  consider   appropriate   (such  as  redemption  in  kind  or
shortening  the average  portfolio  maturity)  to minimize  any  material dilution or other unfair  results  arising from  differences  between the two methods of determining NAV.

TRADING IN FOREIGN SECURITIES

   Trading in foreign  securities  may be  completed  at times which vary from the  closing of the New York Stock  Exchange  (NYSE).  In  computing its NAV, a Fund values  foreign  securities  at the latest  closing price on the  exchange  on  which  they  are  traded  immediately  prior to the closing of the NYSE.  Certain  foreign  currency  exchange rates may also be  determined  at the  latest  rate  prior to the  closing  of the NYSE.
Foreign  securities  quoted in foreign  currencies  are  translated  into
U.S.  dollars at current  rates.  Occasionally,  events that affect these values and exchange  rates may occur  between the times at which they are determined  and  the  closing  of the  NYSE.  If such  events  materially affect  the  value  of  portfolio  securities,  these  securities  may be valued at their  fair  value as  determined  in good  faith by the Funds'
Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

   The Funds'  (except the Money Market  Funds) NAV per Share  fluctuates and is based on the market  value of all  securities  and other assets of the Funds.

   The  NAV  for  Class  A  Shares   and   Class  B  Shares  of   Capital
Appreciation,  Fund,  Louisiana Municipal Income Fund, and Mid Cap Equity
Fund may  differ due to the  variance  in daily net  income  realized  by each class.  Such  variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

   You can reduce or  eliminate  the  applicable  front-end  sales charge for the Equity and Income Funds, as follows.:

    Hibernia  National Bank (HNB) or the Distributor  must be notified by you in writing  or by your  financial  institution  in order to reduce or eliminate the sales charge.

Quantity Discounts

   Larger  purchases  of Class A Shares  of  Capital  Appreciation  Fund,
Louisiana  Municipal  Income  Fund and Mid Cap Equity  Fund and Shares of
Total  Return Bond Fund or U.S.  Government  Income Fund reduce the sales charge you pay.  You can  combine  purchases  of Shares  made on the same day by you,  your  spouse and your  children  under age 21. In  addition, purchases  made at one time by a trustee or fiduciary  for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases

   If you make an additional  purchase of Shares,  you can count previous
Share  purchases  still invested in a Fund in calculating  the applicable sales charge on the additional purchase.

Concurrent Purchases

   You can  combine  concurrent  purchases  of Class A Shares of  Capital
Appreciation  Fund,  Louisiana  Municipal  Income Fund and Mid Cap Equity
Fund and  Shares  of Total  Return  Bond Fund or U.S.  Government  Income
Fund in calculating  the applicable  sales charge.  The sales charge will be reduced after the purchase is confirmed.

Letter of Intent


   You can sign a Letter  of  Intent  committing  to  purchase  a certain amount of the  Class A Shares of  Capital  Appreciation  Fund,  Louisiana
Municipal  Income  Fund  and Mid Cap  Equity  Fund  and  Shares  of Total
Return  Bond  Fund and U.S.  Government  Income  Fund  within a  13-month period to combine such  purchases in  calculating  the sales charge.  The
Funds'  custodian  will  hold  Shares  in  escrow  equal  to the  maximum applicable  sales  charge.  If you  complete  the Letter of  Intent,  the
Custodian  will release the Shares in escrow to your  account.  If you do not  fulfill  the  Letter  of  Intent,  the  Custodian  will  redeem  the appropriate  amount  from the  Shares  held in  escrow  to pay the  sales charges that were not applied to your purchases.


Reinvestment Privilege

   You  may  reinvest,  within  30  days  (within  120  days  for  an IRA account),  your Share  redemption  proceeds  at the next  determined  NAV without  any sales  charge.  HNB or the  Distributor  must be notified by you or your financial  institutional  in writing of the  reinvestment  in order to eliminate a sales  charge.  If you redeem your Shares in a Fund, there may be tax consequences.


Purchases by Affiliates of the Funds

   The  following  individuals  may buy Shares at NAV  without  any sales charge  because  there are nominal sales  efforts  associated  with their purchases:


o     the  Trust  Division  of HNB or other  affiliates  of HNB for funds
   which  are  held  in  a  fiduciary,   agency,  custodial,  or  similar
   capacity;

o     Trustees/Directors  and  employees  of the  Trust,  HNB,  or  their affiliates  and the  spouses,  children,  parents,  and the parents of the spouse of any such person;

o     retired  Trustees/Directors  and retired  employees of HNB, and the spouse,  children,  parents  and the parents of the spouse of any such person;

o     any  accounts  for which such an  employee  serves in a  fiduciary, agency, custodial, or similar capacity;

o     Trustees/Directors  and  employees  of Edgewood  Services,  Inc. or its affiliates;

o     retired  Trustees/Directors  and retired  employees  of any bank or investment  dealer who has a sales  agreement with Edgewood  Services,
   Inc. with regard to the Funds, and their spouses and children; and

o     investors  who  purchase  Shares  through  The  Personal  Portfolio
   Manager(R),  an investment  program  sponsored by Hibernia  Investments,
   L.L.C.  (HILLC)  or  other  similar  asset  allocation  programs  made available through financial  institutions who have established  dealer agreements with Edgewood Services, Inc.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE - CLASS B
SHARES

   These  reductions  or  eliminations  are  offered  because:  no  sales commissions  have been advanced to the  investment  professional  selling
Shares;  the  shareholder  has already paid a Contingent  Deferred  Sales
Charge  (CDSC);   or  nominal  sales  efforts  are  associated  with  the
original purchase of Shares.

   Upon  notification  to the  Distributor or the Funds'  transfer agent, no CDSC will be imposed on redemptions:

o     the portion of which is  attributable  to increases in the value of the account due to increases in the NAV per Share;

o     of Shares  acquired  through  reinvestment of dividends and capital gains;

o     of  Shares  held  for  more  than six  years  after  the end of the calendar month of acquisition;

o     following  the death or  post-purchase  disability,  as  defined in
  Section  72(m)(7) of the  Internal  Revenue  Code of 1986,  of the last surviving shareholder;

o     representing  minimum  required  distributions  from an  Individual
  Retirement  Account or other  retirement  plan to a shareholder who has attained the age of  70 1/2; and

o     which are involuntary  redemptions  processed by a Fund because the accounts do not meet the minimum balance requirements.


To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

o     Shares that are not subject to a CDSC; and

o     Shares  held the longest  (to  determine  the number of years your
  Shares  have  been  held,  include  the time you held  shares of other
  Federated funds that have been exchanged for Shares of this Fund).

   The CDSC is then  calculated  using  the  share  price at the time of purchase or redemption, whichever is lower.

Class B Shares Only

o     which  are  qualifying  redemptions  of  Class  B  Shares  under a
  Systematic Withdrawal Program.


HOW ARE THE FUNDS SOLD?

   Under  the  Distributor's  Contract  with the  Fund,  the  Distributor
(Edgewood  Services,  Inc.) offers Shares on a  continuous,  best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

   For sales of Class A Shares of Capital  Appreciation  Fund,  Louisiana
Municipal  Income  Fund  and Mid Cap  Equity  Fund  and  Shares  of Total
Return  Bond  Fund  and  U.S.   Government   Income  Fund,  HNB  and  any
authorized  dealer  will  normally  receive up to 100% of the  applicable sales  charge.  Any portion of the sales charge which is not paid to HNB,
HILLC or a dealer  will be  retained  by the  Distributor.  For  sales of
Class B  Shares  of  Capital  Appreciation  Fund,  Mid Cap  Equity  Fund,
Louisiana  Municipal  Income Fund and Cash  Reserve  Fund,  HILLC and any
authorized  dealer  will  normally  receive  up to 100% of the CDSC.  Any portion of the sales  charge or  contingent  deferred  sales charge which is  not  paid  to  HNB,  HILLC,  or a  dealer  will  be  retained  by the
Distributor.  However,  the  Distributor,  in its  sole  discretion,  may uniformly  offer to pay to HNB,  HILLC or a dealer  selling shares of the
Funds,  all  or a  portion  of the  sales  charge  or  CDSC  it  normally retains.  Such payments may, to the extent  permitted by applicable laws, rules and regulations,  take the form of cash or promotional  incentives, such as payment of certain  expenses  of  qualified  employees  and their spouses  to  attend  informational  meetings  about  the  Funds  or other special events at recreational facilities, or items of material value.

RULE 12B-1 PLAN

   As a  reimbursement-type  plan, the Rule 12b-1 Plan is designed to pay the  Distributor  (who  may  then pay  investment  professionals  such as
banks,  broker/dealers,   trust  departments  of  banks,  and  registered
investment  advisers) for the provision of administrative  services (such as the provision of office space,  equipment,  telephone  facilities  and various personnel,  including  clerical,  supervisory,  and computer,  as necessary or beneficial to establish  and maintain  shareholder  accounts
and  records,  processing  purchase  and  redemption  transactions,   and
performing  other  services)   and/or   marketing   activities  (such  as
advertising,   printing  and  distributing  prospectuses,  and  providing incentives  to  investment  professionals)  to promote sales of Shares so that a Fund's overall  assets are  maintained or increased.  This helps a
Fund achieve economies of scale,  reduce per Share expenses,  and provide
cash  for  orderly  portfolio   management  and  Share  redemptions.   In
addition,  the Funds'  service  providers that receive  asset-based  fees also benefit from stable or increasing Fund assets.

   The Fund  reimburses the  Distributor  only for those payments made to investment  professionals  up to the  maximum  Rule 12b-1  Plan fee.  The
Distributor   may  seek   reimbursement   in  following   years  for  any
unreimbursed  expenses  permitted  under the Plan.  In no event  will the
Fund pay for any  expenses  of the  Distributor  that  exceed the maximum
Rule 12b-1 Plan fee.

   For some  classes of Shares,  the maximum Rule 12b-1 Plan fee that can
be  paid  in  any  one  year  may  not  be   sufficient   to  cover   the
marketing-related  expenses the Distributor has incurred.  Therefore,  it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES - CLASS B SHARES

   The Capital  Appreciation Fund,  Louisiana  Municipal Income Fund, Mid
Cap  Equity  Fund and Cash  Reserve  Fund may pay  Federated  Shareholder
Services   Company,   a   subsidiary   of   Federated   Investors,   Inc.
(Federated),   for  providing   shareholder   services  and   maintaining
shareholder  accounts.  Federated Shareholder Services Company may select others to perform  these  services for their  customers  and may pay them fees.

SUPPLEMENTAL PAYMENTS

   Investment  professionals and financial  institutions may be paid fees out of the assets of the  Distributor,  HILLC,  HNB, or their  affiliates
(but not out of a Fund's  assets).  The  Distributor may be reimbursed by the Adviser or its affiliates.

   Investment  professionals  and  financial  institutions  receive  such fees for providing  distribution-related  or shareholder services such as
sponsoring  sales,   providing  sales  literature,   conducting  training
seminars for employees,  and engineering  sales-related computer software programs and systems.  Also, investment  professionals may, to the extent permitted by  applicable  laws,  rules and  regulations,  be paid cash or
promotional  incentives,   such  as  reimbursement  of  certain  expenses
relating  to  attendance  at  informational  meetings  about the Funds or other  special  events  at  recreational-type  facilities,  or  items  of material value.

   When an  investment  professional's  customer  purchases  Shares,  the investment  professional  may receive an amount up to 5.50% of the NAV of
Class B Shares.

   When an investment  professional  sells Class A Shares of greater than
$1,000,000  but  less  than  $3,000,000  in  any  one  transaction,   the
investment  professional  may  receive  an amount up to 1% of the Class A
Shares  so  purchased.  When an  investment  professional  sells  Class A
Shares of greater than  $3,000,000  but less than  $7,000,000  in any one transaction,  the  investment  professional  may  receive an amount up to
0.50%  of  the  Class  A  Shares  so   purchased.   When  an   investment
professional  sells Class A Shares of greater than  $7,000,000 in any one transaction,  the  investment  professional  may  receive an amount up to
0.25% of the  Class A Shares so  purchased.  When an  advance  commission is  paid  under  this  program,  redemptions  within  24  months  of  the applicable  purchase  will  be  subject  to a 1.00%  contingent  deferred sales charge as disclosed in the prospectus.

EXCHANGING SECURITIES FOR SHARES

   You may  contact  the  Distributor  to request a purchase of Shares in exchange for  securities  you own with a value of at least  $25,000.  The
Funds reserve the right to determine  whether to accept your  securities.
A Fund will value  your  securities  in the same  manner as it values its assets.  This  exchange  is  treated  as a sale  of your  securities  for federal tax purposes.

REDEMPTION IN KIND

   Although  the  Funds  intend to pay Share  redemptions  in cash,  they reserve the right,  as described  below,  to pay the redemption  price in whole or in part by a distribution of the Funds' portfolio securities.

   Because  the Funds have  elected to be  governed  by Rule 18f-1  under the 1940 Act,  the Funds are  obligated to pay Share  redemptions  to any one  shareholder  in cash only up to the lesser of  $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

   Any Share  redemption  payment  greater  than this amount will also be in cash unless the Funds'  Board  determines  that  payment  should be in kind.  In  such a  case,  the  Fund  will  pay  all or a  portion  of the remainder of the redemption in portfolio  securities,  valued in the same way as the Fund  determines  its NAV. The  portfolio  securities  will be selected  in a manner  that the Funds'  Board  deems  fair and  equitable
and,  to  the  extent   available,   such   securities  will  be  readily
marketable.

   Redemption  in  kind  is  not  as  liquid  as a  cash  redemption.  If
redemption  is  made  in  kind,   shareholders  receiving  the  portfolio
securities  and selling them before  their  maturity  could  receive less than the  redemption  value of the  securities  and could  incur  certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

   Under  certain  circumstances,  shareholders  may be  held  personally liable  as  partners  under  Massachusetts  law  for  obligations  of the
Trust. To protect its  shareholders,  the Trust has filed legal documents
with   Massachusetts   that  expressly  disclaim  the  liability  of  its
shareholders for acts or obligations of the Funds.

   In the unlikely  event a shareholder is held  personally  liable for a
Fund's  obligations,  the Trust is required by the  Declaration  of Trust to use  its  property  to  protect  or  compensate  the  shareholder.  On request,  the  Trust  will  defend  any claim  made and pay any  judgment against a shareholder  for any act or  obligation  of a Fund.  Therefore, financial  loss  resulting  from  liability as a  shareholder  will occur only if the  Trust  itself  cannot  meet  its  obligations  to  indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

   Each  share  of a Fund  gives  the  shareholder  one  vote in  Trustee elections and other matters submitted to shareholders for vote.

   All Shares of the Trust  have  equal  voting  rights,  except  that in matters  affecting only a particular  Fund or class,  only Shares of that
Fund or class are entitled to vote.

   Trustees may be removed by the Board or by  shareholders  at a special meeting.  A special meeting of  shareholders  will be called by the Board upon the  written  request  of  shareholders  who own at least 10% of the
Trust's outstanding shares of all series entitled to vote.


   As of  December  1,  2003,  the  following  shareholders  of each Fund owned  of  record,  beneficially,  or  both,  5%  or  more  of  a  Fund's outstanding Shares:

Hibernia Capital Appreciation Fund  (Class A Shares)

   HIBILA, Marshall & Ilsley Trust Co., Milwaukee,  Wisconsin,  owned approximately  5,655,547  Class  A  Shares  (41.06%);  HIBSPEC,  Marshall
&  Ilsley  Trust  Co.,  Milwaukee,   Wisconsin,  owned  approximately
2,613,693 Class A Shares (18.98%);  HIBFUND,  Marshall & Ilsley Trust
Co., Milwaukee,  Wisconsin,  owned approximately 2,290,186 Class A Shares
(16.63%);  and  Hibernia  National  Bank,  Retirement  Security  Plan  of
Hibernia, New Orleans,  Louisiana,  owned approximately 1,878,853 Class A
Shares (13.64%).


Hibernia Capital Appreciation Fund  (Class B Shares)

   There  were no  shareholders  of  record  who  owned 5% or more of the
Fund's Class B Shares.

Hibernia Louisiana Municipal Income Fund  (Class A Shares)


   HIBILA, Marshall & Ilsley Trust Co., Milwaukee,  Wisconsin,  owned approximately  2,892,092  Class  A  Shares  (39.51%);  HIBSPEC,  Marshall
&  Ilsley  Trust  Co.,  Milwaukee,   Wisconsin,  owned  approximately
644,084  Class A Shares  (8.80%);  and  HIBFUND,  Marshall  &  Ilsley
Trust Co.,  Milwaukee,  Wisconsin,  owned  approximately  701,690 Class A
Shares (9.59%).

Hibernia Louisiana Municipal Income Fund  (Class B Shares)

   Donaldson Lufkin Jenrette,  Securities  Corporation Inc., Jersey City,
New Jersey, owned approximately 65,278 Class B Shares (17.46%)

Hibernia Mid Cap Equity Fund (Class A Shares)

   HIBFUND,  Marshall  &  Ilsley  Trust  Co.,  Milwaukee,  Wisconsin,
owned   approximately   2,598,623  Class  A  Shares  (55.44%);   Hibernia
National Bank,  Retirement  Security Plan of Hibernia Corp., New Orleans,
Louisiana,  owned  approximately  687,157  Class A Shares  (14.66%);  and
HIBILA,  Marshall &  Ilsley Trust Co.,  Milwaukee,  Wisconsin,  owned approximately 731,401 Class A Shares (15.61%).

Hibernia Mid Cap Equity Fund (Class B Shares)

   Donaldson Lufkin Jenrette,  Securities  Corporation Inc., Jersey City,
New Jersey, owned approximately 24,597 Class B Shares (7.79%) .

Hibernia Total Return Bond Fund

   HIBFUND,  Marshall  &  Ilsley  Trust  Co.,  Milwaukee,  Wisconsin,
owned  approximately  3,176,670 Shares (62.06%);  Hibernia National Bank,
Retirement  Security Plan of  Hibernia.,  New Orleans,  Louisiana,  owned approximately  701,975 Shares  (13.71%);  HIBSPEC,  Marshall Ilsley Trust
Co., Milwaukee,  Wisconsin, owned approximately 565,811 Shares (11.05%);
and Kenneburt  &  Co.,  Birmingham,  Alabama,  owned  approximately
296,336 Shares (5.79%).

Hibernia U.S. Government Income Fund

   HIBILA, Marshall & Ilsley Trust Co., Milwaukee,  Wisconsin,  owned approximately 3,107,285 Shares (35.70%);  HIBSPEC,  Marshall & Ilsley
Trust Co., Milwaukee,  Wisconsin,  owned  approximately  2,704,115 Shares
(31.07%);   HIBFUND,   Marshall  &   Ilsley  Trust  Co.,   Milwaukee,
Wisconsin, owned approximately 1,877,488 Shares (21.57%).

Hibernia Cash Reserve Fund (Class A Shares)

   HIBSPEC,  Marshall  &  Ilsley  Trust  Co.,  Milwaukee,  Wisconsin,
owned  approximately  103,891,366  Class  A  Shares  (59.12%);   Hibernia
National  Bank  Retirement  Security  Plan  of  Hibernia,   New  Orleans,
Louisiana,  owned approximately  26,603,424 Class A Shares (15.14%);  and
Hibernia  Insurance  LLC, New Orleans,  Louisiana,  owned  approximatley
9,634,078 Class A Shares (5.48%).

Hibernia Cash Reserve Fund (Class B Shares)

   Donaldson Lufkin Jenrette,  Securities  Corporation Inc., Jersey City,
New  Jersey,  owned  approximately  217,599  Class B  Shares  (36.36%);
Hibernia  National Bank,  New Orleans,  Louisiana,  owned  approximately
41,449 Class B Shares  (6.93%);  and  Pershing  LLC,  Jersey  City,  New
Jersey, owned approximately 75,491 Class B Shares (12.62%).

Hibernia U.S. Treasury Money Market Fund

   HIBSPEC,  Marshall & Ilsley Trust Co., Milwaukee Wisconsin,  owned approximately 163,708,829 Shares (79.46%).


   Shareholders  owning  25% or  more  of  outstanding  Shares  may be in control  and be able to affect the outcome of certain  matters  presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

   The  Funds  intend  to  meet  requirements  of  Subchapter  M  of  the
Internal Revenue Code applicable to regulated  investment  companies.  If these  requirements  are  not  met,  it  will  not  receive  special  tax treatment and will be subject to pay federal corporate income tax.

   Each Fund will be treated  as a single,  separate  entity for  federal income tax  purposes so that income  earned and capital  gains and losses realized  by the Trust's  other  portfolios  will be separate  from those realized by a Fund.


The Capital  Appreciation  Fund,  Mid Cap Equity Fund,  Total Return Bond
Fund, U.S.  Government  Income Fund and Cash Reserve Fund are entitled to a loss  carry-forward,  which may reduce the taxable  income or gain that a Fund would realize,  and to which the shareholder would be subject,  in the future.


FOREIGN INVESTMENTS

   If the Capital  Appreciation  Fund, Mid Cap Equity Fund,  Total Return
Bond Fund,  or Cash  Reserve  Fund  purchase  foreign  securities,  their investment  income may be subject to foreign  withholding  or other taxes that could reduce the return on these  securities.  Tax treaties  between
the  United  States  and  foreign  countries,   however,  may  reduce  or
eliminate  the amount of foreign  taxes to which a Fund would be subject.
The  effective  rate of foreign tax cannot be predicted  since the amount of Fund assets to be invested  within  various  countries  is  uncertain.
However,   the  Funds   intend  to   operate   so  as  to   qualify   for
treaty-reduced tax rates when applicable.

   Distributions  from a Fund may be based on  estimates  of book  income for the  year.  Book  income  generally  consists  solely  of the  coupon income  generated by the securities in the portfolio,  whereas  tax-basis income includes,  in addition,  gains or losses  attributable to currency fluctuation.  Due to  differences  in the book and tax treatment of fixed income securities  denominated in foreign currencies,  it is difficult to project  currency effects on an interim basis.  Therefore,  to the extent
that  currency   fluctuations   cannot  be  anticipated,   a  portion  of
distributions  to  shareholders  could later be designated as a return of capital,  rather than income,  for income tax  purposes,  which may be of particular concern to simple trusts.

   If a Fund invests in the stock of certain foreign  corporations,  they may constitute  Passive Foreign  Investment  Companies (PFIC), and a Fund
may  be  subject  to  federal  income  taxes  upon  disposition  of  PFIC investments.


   If more  than 50% of the  value of a Fund's  assets  at the end of the tax year is represented  by stock or securities of foreign  corporations, the Fund would qualify for certain Code  provisions  that would allow its shareholders  to claim a  foreign  tax  credit or  deduction  on its U.S.
income tax returns.  The Code may limit a shareholder's  ability to claim a foreign tax credit.  Shareholders  who elect to deduct their portion of the Fund's  foreign  taxes  rather  than take the foreign tax credit must itemize deductions on their income tax returns.


LOUISIANA MUNICIPAL INCOME FUND--ADDITIONAL TAX INFORMATION

   Shareholders  are not  required to pay federal  regular  income tax on
any  dividends  received  from  Louisiana   Municipal  Income  Fund  that
represent  net  interest  on tax exempt  municipal  securities.  However, under the Tax Reform Act of 1986,  dividends  representing  net  interest earned on some municipal  securities  may be included in calculating  the federal  individual  alternative  minimum tax or the federal  alternative minimum tax for corporations.

   The  alternative  minimum  tax,  equal  to up to  28%  of  alternative
minimum  taxable  income  for  individuals  and  20%  for   corporations,
applies   when  it  exceeds  the  regular  tax  for  the  taxable   year.
Alternative  minimum  taxable  income  is  equal to the  regular  taxable income of the taxpayer  increased by certain  "tax-preference"  items not included in regular  taxable  income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

   The Tax  Reform  Act of  1986  treats  interest  on  certain  "private activity"  bonds issued after August 7, 1986,  as a  tax-preference  item for both individuals and corporations.  Unlike  traditional  governmental
purpose  municipal  bonds,  which  finance  roads,  schools,   libraries,
prisons,  and other public  facilities,  private  activity  bonds provide
benefits  to  private  parties.   Louisiana  Municipal  Income  Fund  may
purchase all types of municipal  securities,  including  private activity bonds.  Thus,  in any tax year, a portion of the Fund's  dividends may be treated as a tax-preference item.

   In  addition,  in the case of a corporate  shareholder,  dividends  of the Fund which  represent  interest on municipal  bonds may be subject to the 20%  corporate  alternative  minimum tax because  the  dividends  are included in a corporation's  "adjusted  current  earnings." The corporate alternative  minimum  tax  treats  75%  of  the  excess  of a  taxpayer's pre-tax  "adjusted  current  earnings"  over the  taxpayer's  alternative minimum taxable income as a tax-preference item.

   "Adjusted   current   earnings"   is  based  upon  the  concept  of  a
corporation's  "earnings  and  profits."  Since  "earnings  and  profits"
generally   includes   the  full  amount  of  any  Fund   dividend,   and
alternative  minimum  taxable  income does not include the portion of the
Fund's  dividend  attributable  to municipal  bonds which are not private activity  bonds,  the difference  will be included in the  calculation of the corporation's alternative minimum tax.

   Dividends  of  Louisiana   Municipal  Income  Fund   representing  net
interest  income earned on some  temporary  investments  and any realized net short-term gains are taxed as ordinary income.

   These tax  consequences  apply  whether  dividends are received in cash or as  additional  shares.  Information  on the tax status of dividends and distributions is provided annually.


   Louisiana Taxes.  Under existing  Louisiana laws,  distributions  made by the Fund are not  subject to  Louisiana  income  taxes  provided  that such distributions  qualify as exempt-interest  dividends,  and represent interest from  obligations  which are issued by the state of Louisiana or any  of  its  political  subdivisions,  which  interest  is  exempt  from federal income tax.  Conversely,  to the extent that  distributions  made by the  Fund  are  attributable  to  other  types  of  obligations,  such distributions will be subject to Louisiana income taxes.


Other State and Local Taxes

   Income from Louisiana  Municipal  Income Fund is not necessarily  free from state income taxes in states other than  Louisiana or from  personal property  taxes.  With respect to all the Funds,  shareholders  are urged to  consult  their  own  tax  advisers  regarding  the  status  of  their accounts under state and local tax laws.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES


   The Board is  responsible  for managing the Trust's  business  affairs and for  exercising  all the Trust's powers except those reserved for the shareholders.  The  following  tables give  information  about each Board member and the senior officers of the Funds.  Where required,  the tables separately list Board members who are  "interested  persons" of the Funds
(i.e.,   "Interested"  Board  members)  and  those  who  are  not  (i.e.,
"Independent"  Board members).  The Trust currently is comprised of seven portfolios.  Unless  otherwise  noted,  each Officer is elected annually and each Board  member  oversees  all  portfolios  in the  Hibernia  Fund
Complex and serves for an indefinite term.

   As of  December  1, 2003,  the Funds'  Board and  Officers  as a group owned less than 1% of the  outstanding  Class A Shares and Class B Shares of Capital  Appreciation Fund,  Louisiana  Municipal Income Fund, Mid Cap
Equity  Fund and Cash  Reserve  Fund and less than 1% of the  outstanding
Shares of Total Return Bond Fund,  U.S.  Government  Income Fund and U.S.
Treasury Money Market Fund.


 -----------------------------------------------------------------------------------------------------------------
                     Name                               Principal Occupations                   Aggregate
                  Birth Date                            for Past Five Years,                   Compensation
                   Address                            Other Directorships Held                  From Trust
             Position With Trust                       and Previous Positions
              Date Service Began
 ---------------------------------------------------------------------------------------
 INTERESTED TRUSTEES BACKGROUND AND COMPENSATION
 ------------------------------
 Edward C. Gonzales*
 Birth Date: October 22, 1930                  Principal Occupations:                                $0
 Federated Investors Tower                     President, Executive Vice
 1001 Liberty Avenue                           President and Treasurer
 Pittsburgh, PA                                of some of the Funds in
 TRUSTEE                                       the Federated Investors
 Began Serving: September 1991                 Fund Complex; Vice
                                               Chairman, Federated
                                               Investors, Inc.; Trustee,
                                               Federated Administrative
                                               Services.

                                               Previous Positions:
                                               Trustee or Director of
                                               some of the Funds in the
                                               Federated Fund Complex;
                                               CEO and Chairman,
                                               Federated Administrative
                                               Services.
* Mr. Gonzales is deemed an interested Trustee due to the positions that he holds with Federated Investors, Inc., the parent company for the Funds' distributor.


 ------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION
 ----------------------------------------
 Arthur Rhew Dooley, Jr.                 Principal Occupation: Dooley
 Birth Date: December 17, 1942           Tackaberry, Inc. (distributors and                $18,000
 2575 Ashley Street                      fabricators of fire protection and
 Beaumont, TX                            safety equipment), 1967 to Present;
 TRUSTEE                                 Registered Professional Engineer.
 Began Serving: July 1999
                                         Other Directorships Held:  Director,
                                         Loop Cold Storage Company; UTM.D.
                                         Anderson Cancer Center Board of
                                         Visitors.
 ----------------------------------------
 Teri G. Fontenot                        Principal Occupation: President and
 Birth Date: June 16, 1953               Chief Executive Officer of Woman's                $18,000
 18933 E. Pinnacle Circle                Hospital, Baton Rouge, LA.
 Baton Rouge, LA
 TRUSTEE
 Began Serving: June 2001                Other Directorships Held: Immediate
                                         Past Chair of Louisiana Hospital
                                         Association; Federal Reserve Bank of
                                         Atlanta-New Orleans Branch Board;
                                         Alliance Bank Board; Committee of 100;
                                         Chair of Hospital Billing and
                                         Collection Services Board; Louisiana
                                         Commission on Perinatal Care and Infant
                                         Mortality; National Institutes of
                                         Health Advisory Committee on Research
                                         on Women's Health.
 ----------------------------------------
                                         Principal Occupation: President of
 Joe N. Averett, Jr.                     Crystal Gas Storage, Inc., a wholly               $18,000
 Birth Date: February 4, 1943            owned subsidiary of El Paso Corporation
 11000 Seville Quarters                  (NYSE:EP).
 Shreveport, LA
 TRUSTEE                                 Other Directorships Held: Chairman of
 Began Serving: June 2001                Sci-Port Discovery Center (Science
                                         Museum and IMAX Theater); Louisiana
                                         State University in Shreveport
                                         Foundation, Past President; Committee
                                         of 100; Red River Radio Network
                                         (affiliate of National Public Radio).
-------------------------------------------------------------------------------------------------------------
Ernest E. Howard III               Principal  Occupation:  Retired President and            $4,500
Birth Date: March 26, 1943         Chief  Executive  Officer of FM  Properties,
P.O. Box 55748                     predecessor  to  Stratus  Properties,   Inc.
Metairie, LA                       (NASDAQ:   STRS)  and  Retired  Senior  Vice
TRUSTEE                            President  of   Freeport-McMoRan   Inc.  and
Began Serving: March 2003          Freeport-McMoRan   Copper  &  Gold  Inc.
                                   (NYSE: FCX).

 OFFICERS**
 Charles L. Davis, Jr.                   Principal Occupations: Vice President,
 Birth Date: March 23, 1960              Director of Mutual Fund Services and                $0
 1001 Liberty Avenue                     Strategic Relationship Management,
 Pittsburgh, PA                          Federated Services Company; Vice
 PRESIDENT AND ASSISTANT SECRETARY       President, Edgewood Services.
 Began Serving: December 2003
                                         .Previous Positions: President,
                                         Federated Clearing Services; Director,
                                         Business Development, Mutual Fund
                                         Services, Federated Services Company.
                                         Principal Occupations:                              $0
 Richard J. Thomas                       Treasurer of the Federated
 Birth Date: June 17, 1954               Investors Fund Complex;
 1001 Liberty Avenue                     Senior Vice President,
 Pittsburgh, PA                          Federated Administrative
 TREASURER                               Services.
 Began Serving: September 2002
                                         Previous Positions: Vice
                                         President, Federated
                                         Administrative Services;
                                         held various management
                                         positions within Funds
                                         Financial Services
                                         Division of Federated
                                         Investors, Inc.

 Timothy S. Johnson                      Principal Occupation:                               $0
 Birth Date: July 31, 1961               Counsel, Reed Smith LLP.
 1001 Liberty Avenue
 Pittsburgh, PA                          Previous Positions: Vice
 SECRETARY                               President and Corporate
 Began Serving: September 2001           Counsel, Federated
                                         Services Company;
                                         Secretary, Edgewood
                                         Services, Inc.; Secretary
                                         or Assistant Secretary of
                                         various funds distributed
                                         by Edgewood Services, Inc.
                                         and Federated Securities
                                         Corp., Assistant Secretary
                                         of the Trust December 1997
                                         - December 2001.


**Officers do not receive any compensation from the Funds.

COMMITTEES OF THE BOARD

                                                                                                   Meetings Held
                     Committee                    Committee Functions                               During Last
Board Committee      Members                                                                        Fiscal Year
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Executive            Edward C. Gonzales           In between meetings of the full Board, the           None
                     Arthur Rhew Dooley, Jr.      Executive Committee generally may exercise all
                                                  the powers of the full Board in the management
                                                  and direction of the business and conduct of
                                                  the affairs of the Trust in such manner as the
                                                  Executive Committee shall deem to be in the
                                                  best interests of the Trust.  However, the
                                                  Executive Committee cannot elect or remove
                                                  Board members, increase or decrease the number
                                                  of Trustees, elect or remove any Officer,
                                                  declare dividends, issue shares or recommend
                                                  to shareholders any action requiring
                                                  shareholder approval.

Audit                Joe N. Averett, Jr.          The Audit Committee reviews and recommends to        Four
                     ---------------------------  the full Board the independent auditors to be
                     Arthur Rhew Dooley, Jr.      selected to audit the Funds' financial
                     Teri G. Fontenot             statements; meet with the independent auditors
                     Ernest E. Howard III         periodically to review the results of the
                                                  audits and report the results to the full
                                                  Board; evaluate the independence of the
                                                  auditors, review legal and regulatory matters
                                                  that may have a material effect on the
                                                  financial statements, related compliance
                                                  policies and programs, and the related reports
                                                  received from regulators; review the Funds'
                                                  internal audit function; review compliance
                                                  with the Funds' code of conduct/ethics; review
                                                  valuation issues; monitor inter-fund lending
                                                  transactions; review custody services and
                                                  issues and investigate any matters brought to
                                                  the Committee's attention that are within the
                                                  scope of its duties.

BOARD OWNERSHIP OF SHARES IN THE HIBERNIA FUNDS AS OF DECEMBER 31, 2002

                                              Dollar Range of
              Interested                       Shares Owned
           Board Member Name                     in Funds
---------------------------------------------------------------------
            Edward Gonzales                        NONE

-------------------------------------------------------------------------
                                              Dollar Range of
              Independent                      Shares Owned
           Board Member Name                     in Funds
---------------------------------------------------------------------
          Joe N. Averett, Jr.                  over $100,000
        Arthur Rhew Dooley, Jr.                 $1-$10,000
           Teri G. Fontenot                   $10,000-$50,000
         Ernest E. Howard III                      NONE
-------------------------------------------------------------------------

INVESTMENT ADVISER

   The  Adviser  conducts   investment   research  and  makes  investment
decisions for the Funds.

   The Adviser  shall not be liable to the Trust or any Fund  shareholder for any losses that may be sustained in the  purchase,  holding,  or sale of any  security or for  anything  done or omitted by it,  except acts or omissions  involving willful  misfeasance,  bad faith,  gross negligence, or  reckless  disregard  of the duties  imposed  upon it by its  contract with the Trust.

   Because of the  internal  controls  maintained  by HNB to restrict the flow of non-public  information,  Fund  investments  are  typically  made without any knowledge of HNB's or its affiliates'  lending  relationships with an issuer.

APPROVAL OF INVESTMENT ADVISORY CONTRACT


   As required by the 1940 Act,  the Funds'  Board has reviewed the Funds investment  advisory  contract.  The  Board's  decision  to  approve  the contract  reflects the  exercise of its  business  judgment on whether to continue the existing  arrangements.  During its review of the  contract, the  Board  considers  many  factors,  among the most  material  of which are: the Funds'  investment  objectives  and long term  performance;  the
Adviser's   management   philosophy,   personnel,   and  processes;   the
preferences  and  expectations  of Fund  shareholders  and their relative sophistication;  the  continuing  state of competition in the mutual fund industry;  comparable  fees in the mutual  fund  industry;  the range and quality of  services  provided  to the Fund and its  shareholders  by the
Hibernia  organization in addition to investment  advisory services;  and the Funds' relationship to other funds in the Hibernia fund family.


   In assessing the Adviser's  performance of its obligations,  the Board also considers  whether there has occurred a  circumstance  or event that would  constitute a reason for it to not renew an advisory  contract.  In this regard,  the Board is mindful of the  potential  disruptions  of the
Funds'  operations  and various  risks,  uncertainties  and other effects that could occur as a result of a decision to  terminate  or not renew an
advisory  contract.  In  particular,   the  Board  recognizes  that  most
shareholders   have  invested  in  the  Funds  on  the  strength  of  the
Adviser's  industry  standing and reputation and in the expectation  that the Adviser will have a continuing  role in providing  advisory  services to the Funds.

   The Board also  considers the  compensation  and benefits  received by the Adviser.  This includes  fees  received for services  provided to the
Funds  by  other  entities  in the  Hibernia  organization  and  research services  received by the Adviser  from brokers that execute Fund trades, as well as  advisory  fees.  In this  regard,  the  Board is  aware  that various  courts  have  interpreted  provisions  of the  1940 Act and have indicated in their  decisions that the following  factors may be relevant to an  Adviser's  compensation:  the nature and  quality of the  services provided by the Adviser,  including  the  performance  of the Funds;  the
Adviser's  cost of  providing  the  services;  the  extent  to which  the
Adviser may realize  "economies  of scale" as the Funds grow larger;  any indirect  benefits  that may accrue to the Adviser and its  affiliates as a result of the Adviser's  relationship  with the Funds;  performance and expenses of  comparable  funds;  and the extent to which the  independent
Board  members  are  fully  informed  about  all  facts  bearing  on  the
Adviser's  service and fee.  The Funds'  Board is aware of these  factors and  takes  them  into  account  in its  review  of the  Funds'  advisory contract.

   The Board  considers  and weighs these  circumstances  in light of its substantial  accumulated  experience  in governing  the Funds and working with  Hibernia on matters  relating to the Funds,  and is assisted in its deliberations  by the  advice  of  independent  legal  counsel.  In  this
regard,   the  Board  requests  and  receives  a  significant  amount  of information  about  the  Funds and the  Hibernia  organization.  Hibernia provides much of this  information at each regular  meeting of the Board, and  furnishes  additional  reports  in  connection  with the  particular meeting  at which the  Board's  formal  review of the  advisory  contract occurs. In between regularly  scheduled  meetings,  the Board may receive
information  on  particular  matters  as  the  need  arises.   Thus,  the
Board's  evaluation  of an  advisory  contract  is  informed  by  reports
covering   such  matters  as:  the   Adviser's   investment   philosophy,
personnel,  and processes;  a Fund's short- and long-term performance (in absolute terms as well as in  relationship  to its particular  investment program and certain  competitor or "peer group"  funds),  and comments on the reasons for  performance;  a Fund's expenses  (including the advisory fee  itself  and  the  overall  expense  structure  of a  Fund,  both  in absolute terms and relative to similar and/or competing  funds,  with due regard for  contractual or voluntary  expense  limitations);  the use and allocation  of  brokerage  commissions  derived  from  trading  a  Fund's portfolio  securities;  the nature and extent of the  advisory  and other
services   provided  to  a  Fund  by  the  Adviser  and  its  affiliates;
compliance  and audit  reports  concerning  the  Funds and the  companies
that  service  them;  and  relevant   developments  in  the  mutual  fund
industry and how the Funds and/or Hibernia are responding to them.

   The  Board  also  receives   financial   information  about  Hibernia,
including  reports on the  compensation  and  benefits  Hibernia  derives from its  relationships  with the  Funds.  These  reports  cover not only the fees  under  the  advisory  contracts,  but also  fees  received  for providing  other  services to the Funds under separate  contracts  (e.g., for  serving as the Funds'  custodian).  The  reports  also  discuss  any indirect  benefit  Hibernia  may  derive  from its  receipt  of  research services from brokers who execute fund trades.

   The Board bases its  decision  to approve an advisory  contract on the totality of the circumstances  and relevant  factors,  and with a view to past and future  long-term  considerations.  Not all of the  factors  and considerations  identified  above are  relevant to every  fund,  nor does the  Board  consider  any one of them to be  determinative.  Because  the totality of circumstances  includes  considering the relationship of each
Fund to the  Hibernia  family  of  funds,  the  Board  does not  approach consideration  of every  Fund's  advisory  contract  as if that  were the only Fund offered by Hibernia.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

   As required by SEC rules,  the Funds,  their Adviser,  and Distributor have  adopted  codes of ethics.  These codes  govern  securities  trading activities  of investment  personnel,  Fund  Trustees,  and certain other
employees.   Although   they  do   permit   these   people  to  trade  in
securities,  including  those that a Fund could  buy,  they also  contain
significant   safeguards   designed   to  protect  the  Funds  and  their
shareholders  from abuses in this area,  such as  requirements  to obtain prior approval for, and to report, particular transactions.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   The Board has  delegated to the Adviser  authority to vote proxies on the  securities  held in the  Funds'  portfolios.  The  Board  has  also approved the Adviser's  policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies

   In  general,  the  Adviser  has  determined  that  it is in the  best interests  of the Fund (and its  shareholders)  to vote shares so as to:
promote the alignment of the interests of corporate  management with the interests of its shareholders;  improve the  accountability of corporate management to its shareholders;  reward good performance by management;
and  approve  proposals  that  the  Adviser  believes  will  result  in financial rewards for the Fund (and its shareholders).

   The following  examples  illustrate  how these  general  policies may apply  to  proposals  submitted  by a  company's  board  of  directors.
However,  whether the Adviser supports or opposes a proposal will always depend on the specific  circumstances  described in the proxy  statement and other available information.

   On matters of corporate  governance,  generally the Adviser will vote for  proposals  to require  independent  tabulation  of  proxies  and/or confidential  voting by  shareholders.  The adviser  will  evaluate on a
CASE-BY-CASE   basis:   proposals  to  change  a  company's   state  of
incorporation;  shareholder proposals to redeem a company's poison pill;
and management proposals to ratify a poison pill.

   On matters of capital  structure,  generally  the Adviser  will vote:
against  proposals  authorizing the creation of new classes of preferred stock with unspecified voting,  conversion,  dividend distribution,  and other rights;  and for proposals to authorize  preferred  stock in cases where the company specifies the voting, dividend,  conversion, and other rights  of such  stock  and the  terms  of the  preferred  stock  appear reasonable.

   On  matters  relating  to  management  compensation,  generally  the
Adviser  will vote on a  CASE-BY-CASE  basis.  The  method  utilized  in reviewing  compensation  plans  primarily  focuses  on the  transfer  of shareholder  wealth.  Votes on compensation plans for directors are also determined on a CASE-BY-CASE  basis,  using a proprietary,  quantitative model developed by ISS.

   On matters relating to corporate transactions,  the Adviser will vote proxies  relating  to proposed  mergers,  capital  reorganizations,  and similar  transactions on a CASE-BY-CASE  basis,  determining whether the transaction  enhances  shareholder  value. The Adviser will vote proxies in contested  elections of directors on a CASE-BY-CASE basis, based upon the: long-term  financial  performance of the target company relative to its  industry;  management's  track  record;  background  to  the  proxy contest;  qualifications of director  nominees;  evaluation of what each side  is  offering  shareholders  as  well as the  likelihood  that  the proposed objectives and goals can be met; and stock ownership positions.

   The Adviser  shall  review on a  CASE-BY-CASE  basis  advance  notice proposals,  giving support to those proposals  which allow  shareholders to submit proposals as close to the meeting date as reasonably  possible and within the broadest  window  possible.  The Adviser  will  generally vote against  proposals:  giving the board exclusive  authority to amend the bylaws; to restrict or prohibit  shareholder  ability to take action by written consent;  and to restrict or prohibit  shareholder ability to call special  meetings.  The Adviser will generally vote for proposals:
giving  the  board  the  ability  to amend the  bylaws  in  addition  to shareholders;  to allow or make  easier  shareholder  action by  written consent;  and that remove  restrictions  on the right of shareholders to act independently of management.

Proxy Voting Procedures

   The Adviser will exercise voting  discretion  under all shares unless voting  discretion  is  specifically  reserved  for  a  Fund  (and  its shareholders)  or assigned to a third party in the  advisory  contract.
The Adviser has  retained  the  services of  Institutional  Shareholder
Services  (ISS)  to  make   recommendations  as  to  each  proxy  vote.
Additionally,  Adviser  has  instructed  ISS  to  vote  each  proxy  in accordance with such recommendations  absent a contrary instruction from the Adviser with  respect to any given proxy.  To ensure that shares are voted in a consistent  manner and in the best interests of the Fund (and its  shareholders),  Adviser will cause all proxies to be voted pursuant to the specific  directions  contained in, and  recommendations  made by
ISS pursuant to Adviser's Proxy Voting Policy (Policy),  as supplemented by the ISS Proxy Voting  Manual,  except in instances  where the Adviser reasonably  believes that a contrary vote would be in the best interests of the Fund (and its shareholders)  in a given circumstance.

Conflicts of Interest

   The Adviser  has adopted  procedures  to address  situations  where a matter  on which a proxy is sought  may  present  a  potential  conflict between the interest of a Fund (and its  shareholders)  and those of the
Adviser.  To the extent that the interests of Adviser  conflict with the interests of a Fund (and its  shareholders),  Adviser will cause proxies to be voted solely in  furtherance  of the interest of the Fund (and its shareholders);  in those instances, Adviser will cause all proxies to be voted strictly in accordance with the  recommendations of ISS determined pursuant to the Policy,  without regard to Adviser's actual or perceived interests.

BROKERAGE TRANSACTIONS

   When  selecting  brokers and dealers to handle the  purchase  and sale of portfolio  instruments,  the Adviser looks for prompt execution of the order at a favorable  price.  The Adviser  will  generally  use those who are recognized dealers in specific portfolio  instruments,  except when a better price and  execution of the order can be obtained  elsewhere.  The
Adviser may select  brokers and dealers  based on whether they also offer
research   services  (as  described  below).  In  selecting  among  firms believed to meet these criteria,  the Adviser may give  consideration  to those  firms  which  have  sold or are  selling  Shares  of the Funds and other  funds  distributed  by the  Distributor  and its  affiliates.  The
Adviser makes  decisions on portfolio  transactions  and selects  brokers and dealers subject to review by the Funds' Board.

   Investment  decisions for the Funds are made  independently from those of other  accounts  managed by the  Adviser.  When a Fund and one or more of those  accounts  invests  in,  or  disposes  of,  the  same  security, available  investments  or  opportunities  for  sales  will be  allocated among the Funds and the  accounts in a manner  believed by the Adviser to be  equitable.  While the  coordination  and  ability to  participate  in volume  transactions  may  benefit  a  Fund,  it is  possible  that  this procedure  could  adversely  impact the price paid or received and/or the position obtained or disposed of by a Fund.

Research Services


   Research  services  may  include  advice  as to  the  advisability  of
investing  in  securities;   security  analysis  and  reports;   economic
studies;   industry   studies;   receipt  of  quotations   for  portfolio
evaluations;  and similar services.  Research services may be used by the
Adviser or by affiliates in advising other  accounts.  To the extent that receipt of these  services may replace  services for which the Adviser or its affiliates  might  otherwise have paid, it would tend to reduce their expenses.  The Adviser and its affiliates  exercise  reasonable  business judgment in  selecting  those  brokers who offer  brokerage  and research services  to execute  securities  transactions.  They  determine  in good faith  that  commissions  charged  by  such  persons  are  reasonable  in relationship  to  the  value  of  the  brokerage  and  research  services provided.  For the fiscal year ended August 31, 2003,  the Funds' Adviser directed  brokerage  transactions  to  certain  brokers  due to  research services they provided.

   For the  fiscal  year  ended  August  31,  2003,  the  Funds'  Adviser directed  brokerage  transactions  to  certain  brokers  due to  research services  they  provided.  Total amount of  transactions  for the Capital
Appreciation  Fund was  $129,509,578  , for which the Fund paid  $253,734 in brokerage  commissions.  Total amount of transactions  for the Mid Cap
Equity  Fund  was   $32,882,909  for  which  the  Fund  paid  $61,423  in
brokerage commissions.

ADMINISTRATOR

   Federated   Administrative   Services,   a  subsidiary  of  Federated,
provides  administrative  personnel and services (including certain legal and  financial  reporting  services)  necessary  to  operate  the  Funds.
Federated   Administrative  Services  provides  these  at  the  following annual  rate of the  average  aggregate  daily net assets of the Funds as specified below:


                                          Average Aggregate
---------------------------------------   Daily Net Assets
Maximum                                   of the Hibernia Funds
Administrative Fee
0.150 of 1%                               on the first $250 million
0.125 of 1%                               on the next $250 million
0.100 of 1%                               on the next $250 million
0.075 of 1%                               on assets in excess of $750 million

   The  administrative  fee  received  during any fiscal year shall be at least $50,000 per portfolio,  and $30,000 per each  additional  class of
Shares.   Federated  Administrative  Services  may  voluntarily  waive  a portion of its fee and may reimburse the Funds for expenses.
-------------------------------------------------------------------------


   Federated   Administrative  Services  also  provides,  or  causes  the
provision  of,  certain   accounting  and  recordkeeping   services  with
respect  to the  Funds'  portfolio  investments  for a fee  based on each
Fund's assets, plus out-of-pocket expenses.

CUSTODIAN

   Hibernia National Bank, New Orleans,  Louisiana,  is custodian for the securities and cash of the Funds.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

   Federated  Services  Company,  through its  registered  transfer agent
subsidiary,   Federated  Shareholder  Services  Company,   maintains  all
necessary  shareholder  records.  The Funds pay the transfer  agent a fee based on the size,  type,  and number of accounts and  transactions  made by  shareholders.  The fee is based on the level of a Fund's  average net assets for the period, plus out-of- pocket expenses.

INDEPENDENT AUDITORS


   The  independent  auditor  for  the  Trust,  Ernst  &  Young  LLP, conducts  its audits in  accordance  with  auditing  standards  generally accepted in the United  States of America,  which  require it to plan and perform  its audits to provide  reasonable  assurance  about  whether the
Funds'  financial   statements  and  financial  highlights  are  free  of
material misstatement.

FEES PAID BY THE FUNDS FOR SERVICES

Capital Appreciation Fund
For the Year Ended                2003                      2002                  2001
August 31
Advisory Fee Earned            $1,686,771                $1,995,296            $2,595,257
Advisory Fee Reduction             $0                        $0                    $0
Brokerage Commissions           $253,734                  $46,856               $79,911
Administrative Fee              $262,364                  $298,019              $376,558
12b-1 Fee
Class A Shares                  $534,114                     --                    --
Class B Shares                  $84,429                      --                    --
Shareholder Services
Fee
Class B Shares                  $28,143                      --                    --

-------------------------------------------------------------------------

Louisiana Municipal Income Fund
For the Year Ended                2003                      2002                  2001
August 31
Advisory Fee Earned             $399,991                  $407,423              $394,892
Advisory Fee Reduction          $204,440                  $208,239              $201,833
Administrative Fee              $103,760                  $101,494               $96,704
12b-1 Fee                                                    --                    --
Class A Shares                  $127,705                     --                --
Class B Shares                  $28,127                      --                --
Shareholder Services
Fee
Class B Shares                   $9,376                      --                --

-------------------------------------------------------------------------

Mid Cap Equity Fund
For the Year Ended                2003                       2002                  2001
August 31
Advisory Fee Earned             $382,539                   $325,694              $253,594
Advisory Fee Reduction             $0                         $0                  $51,974
Brokerage Commissions           $61,423                    $26,410                $30,406
Administrative Fee              $59,692                    $50,000                $50,000
12b-1 Fee
Class A Shares                  $119,139                      --                    --
Class B Shares                  $25,122                       --                    --
Shareholder Services
Fee
Class B Shares                   $8,374                       --                    --

-------------------------------------------------------------------------
Total Return Bond Fund
For the Year Ended                2003                     2002                 2001
August 31
Advisory Fee Earned             $336,438                 $418,286             $525,310
Advisory Fee Reduction          $192,251                 $179,266             $225,133
Administrative Fee              $56,102                   $66,880              $81,695
12b-1 Fee                       $120,157                    --                   --

-------------------------------------------------------------------------

U.S. Government Income Fund
For the Year Ended               2003                   2002               2001
August 31
Advisory Fee Earned            $399,199               $379,613           $375,414
Advisory Fee Reduction         $186,293               $177,153           $175,193
Administrative Fee             $103,541               $94,641             $90,831
12b-1 Fee                      $133,066                  --                 --

-------------------------------------------------------------------------

Cash Reserve Fund
For the Year Ended                  2003                        2002                2001
August 31
Advisory Fee Earned               $817,684                    $929,548            $966,744
Advisory Fee Reduction            $511,052                     $92,119               --
Administrative Fee                $238,542                    $260,426            $262,951
12b-1 Fee
Class A Shares                    $203,704                       --                  --
Class B Shares                     $1,486                        --                  --
Shareholder Services
Fee
Class B Shares                     $1,793                        --                  --

-------------------------------------------------------------------------

U.S. Treasury Money Market Fund
For the Year Ended                  2003                        2002                 2001
August 31
Advisory Fee Earned               $775,768                    $944,700             $940,871
Administrative Fee                $226,150                    $264,302             $255,943
-------------------------------------------------------------------------

With respect to Capital Appreciation Fund, Louisiana Municipal Income Fund,
Mid Cap Equity Fund, and Cash Reserve Fund, fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

HOW DO THE FUNDS MEASURE PERFORMANCE?

   The  Funds  may  advertise  Share   performance  by  using  the  SEC's
standard  methods for  calculating  performance  applicable to all mutual funds. The SEC also permits this standard  performance  information to be accompanied by non-standard performance information.

   Share performance reflects the effect of non-recurring  charges,  such as maximum sales charges,  which,  if excluded,  would increase the total return and yield.  The  performance of Shares depends upon such variables as: portfolio  quality;  average  portfolio  maturity;  type and value of portfolio  securities;  changes in interest rates; changes or differences in a Fund's or any class of Shares' expenses; and various other factors.

   Share  performance  (except the Money Market  Funds)  fluctuates  on a daily basis  largely  because net earnings  and/or the value of portfolio holdings  fluctuate  daily.  Both net  earnings  and  offering  price per
Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Capital Appreciation Fund

   Total  returns  for Class A Shares  and  Class B Shares  are given for the one-year,  five-year,  ten-year  and/or Start of Performance  periods ended August 31, 2003.

                                  1 Year                    5 Years                 10 Years
Class A Shares
Total Return
                                   3.56%
                        ----------------------------         1.78%
Before Taxes                       3.39%                     0.39%
                       -           2.29%                     1.15%                    9.06%
After Taxes on
Distributions                                                                         7.00%
After Taxes on
Distributions   and
Sale of Shares                                                                        6.97%
                                                                              Start of Performance
                                  1 Year                    5 Years            on December 2, 1996
Class B Shares
Total Return
                                   2.13%
                        ----------------------------         1.65%                    4.68%
                                   2.13%                     0.28%                    3.21%
Before Taxes           -           1.39%                     1.09%                    3.59%
After Taxes on
Distributions
After Taxes on
Distributions   and
Sale of Shares
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------

Louisiana Municipal Income Fund
   Total  returns  for Class A Shares  and  Class B Shares  are given for the one-year,  five-year,  ten-year  and/or Start of Performance  periods ended August 31, 2003.

Yield and Tax  Equivalent  Yield are given for the  30-day  period  ended
August 31, 2003.

                     30-Day
----------------     Period                       1 Year  5 Years    10
                                                                     Years
Class A Shares
Total Return
Before Taxes                      N/A              0.25%    4.24%     4.97%
After Taxes on                                      .13%
Distributions                     N/A              0        4.13%     4.84%
After Taxes on                                      .77%
Distributions and
Sale of Shares                    N/A              1        4.26%     4.89%
Yield                            3.37%              N/A      N/A       N/A
Tax Equivalent                   5.71%              N/A      N/A       N/A
Yield
                       30-Day                        Start of Performance
                       Period         1 Year          on November 15, 2001
Class B Shares
Total Return
Before Taxes             N/A          (2.94)%                0.95%
After Taxes on
Distributions            N/A          (3.06)%                0.88%
After Taxes on
Distributions and
Sale of Shares           N/A          (0.57)%                1.37%
Yield                   2.63%           N/A                   N/A
Tax Equivalent          4.46%           N/A                   N/A
Yield

-------------------------------------------------------------------------

Mid Cap Equity Fund
   Total  returns  for Class A Shares  and  Class B Shares  are given for the one-year,  five-year,  ten-year  and/or Start of Performance  periods ended August 31, 2003.

                                 1 Year            5 Years              10 Years
Class A Shares*
Total Return
Before Taxes                     7.58%             10.78%                 11.81%
After Taxes on
Distributions                    7.58%             10.36%                 11.60%
After Taxes on
Distributions and
Sale of Shares                   4.93%              9.31%                 10.58%
                                                                  Start of Performance
                                 1 Year            5 Years           on July 13, 1998
Class B Shares
Total Return
Before Taxes            6.28%         10.75%                  6.19%
After Taxes on
Distributions           6.28%         10.33%                  5.79%
After Taxes on
Distributions and
Sale of Shares          4.08%         9.29%                   5.26%
------------------------------------------------------------------------------------------
* Hibernia Mid Cap Equity  Fund,  Class A Shares,  is the  successor to a collective trust fund. The quoted  performance data includes  performance of the  collective  trust  fund for the  period  from  8/31/90 to 7/12/98 when the Fund  commenced  operation,  as  adjusted  to reflect the Fund's anticipated  expenses.  The  collective  trust  fund  was not  registered under the 1940 Act and  therefore  was not subject to certain  investment restrictions  imposed by the 1940 Act. If the  collective  trust fund had been  registered  under  the 1940  Act,  the  performance  may have  been adversely affected.
-------------------------------------------------------------------------

Total Return Bond Fund
   Total  returns  are given for the  one-year,  five-year  and  ten-year periods ended August 31,2003.

   Yield is given for the 30-day period ended August 31, 2003.

----------------------------------              30-
                                                Day
                                               Period           1 Year         5 Years          10 Years

           Total Return
             Before Taxes                       N/A             0.32%           4.56%          5.11%
     After Taxes on Distributions               N/A            (1.48)%          2.31%          2.78%
 After Taxes on Distributions and Sale
               of Shares                        N/A             0.14%           2.46%          2.86%
              Yield                            2.81%              N/A            N/A           N/A

-------------------------------------------------------------------------

U.S. Government Income Fund
   Total  returns  are given for the  one-year,  five-year  and  ten-year periods ended August 31, 2003.

   Yield is given for the 30-day period ended August 31, 2003.

                                     30-
--------------------------------     Day
                                     Period                       1 Year              5 Years              10 Years

Total Return
Before Taxes                         N/A                          (0.05)%             4.94%                5.41%
After Taxes on Distributions     N/A                              (1.73)%             2.73%                2.93%
After Taxes on Distributions
------------------------------------------------------------------(0.09)%             2.81%                3.01%
and Sale of Shares                    N/A
Yield                                2.40%                        N/A                 N/A                  N/A

-------------------------------------------------------------------------

Cash Reserve Fund
   Total  returns  for Class A Shares  and  Class B Shares  are given for the one-year,  five-year,  ten-year  and/or Start of Performance  periods ended August 31, 2003.

   Yield  and  Effective  Yield are  given  for the  7-day  period  ended
August 31, 2003.

                          7-Day Period            1 Year         5 Years          10 Years
Class A Shares
Total Return                  N/A                  0.80%          3.20%            3.80%
Yield                        0.48%                  N/A            N/A              N/A
Effective Yield              0.48%                  N/A            N/A              N/A

-------------------------------------------------------------------------
                                                                     Start of Performance
                          7-Day Period               1 Year          on September 4, 1998
Class B Shares
Total Return                   N/A                   (4.93)%                2.22%
Yield                         0.33%                    N/A                   N/A
Effective Yield               0.33%                    N/A                   N/A

U.S. Treasury Money Market Fund
-------------------------------------------------------------------------
   Total returns are given for the one-year, five-year and ten-year periods ended August 31, 2003.

   Yield and Effective Yield are given for the 7-day period ended
August 31, 2003.

                          7-Day Period              1 Year           5 Years      ---------------------
                                                                                        10 Years
Total Return                  N/A                    0.62%            3.19%               3.88%
Yield                        0.27%                    N/A              N/A                 N/A
Effective Yield              0.27%                    N/A              N/A                 N/A
-------------------------------------------------------------------------

TOTAL RETURN
   Total return  represents  the change  (expressed as a  percentage)  in the value of Shares  over a specific  period of time,  and  includes  the investment of income and capital gains distributions.

   The average  annual total return for Shares is the average  compounded rate of return for a given  period  that would  equate a $10,000  initial investment  to the  ending  redeemable  value  of  that  investment.  The ending  redeemable  value is computed by multiplying the number of Shares owned  at the end of the  period  by the NAV per  Share at the end of the period.  The number of Shares  owned at the end of the period is based on the  number of Shares  purchased  at the  beginning  of the  period  with
$10,000,  less any applicable  sales charge,  adjusted over the period by
any  additional   Shares,   assuming  the  annual   reinvestment  of  all
dividends and  distributions.  Total  returns after taxes are  calculated
in  a  similar  manner,  but  reflect  additional  standard   assumptions
required by the SEC.



YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD
   The yield of the  Equity  and  Income  Fund  Shares is  calculated  by dividing:  (i) the net  investment  income per Share earned by the Shares over a 30-day  period;  by (ii) the maximum  offering  price per Share on the  last  day of the  period.  This  number  is  then  annualized  using semi-annual  compounding.  This means that the amount of income generated during the 30-day  period is  assumed to be  generated  each month over a
12-month period and is reinvested  every six months.  The  tax-equivalent yield of Louisiana  Municipal Income Fund Shares is calculated  similarly to the yield,  but is adjusted  to reflect the taxable  yield that Shares would have had to earn to equal the actual  yield,  assuming  the maximum combined  federal  and state tax rate.  The  yield,  effective  yield and tax-equivalent  yield do not  necessarily  reflect income actually earned by  Shares  because  of  certain  adjustments  required  by the SEC  and, therefore,  may not  correlate to the  dividends  or other  distributions paid to shareholders.

   The yield of Money  Market  Fund  Shares is based  upon the seven days ending on the day of the  calculation,  called  the "base  period."  This yield is  calculated  by:  determining  the net  change in the value of a hypothetical  account  with a balance  of one Share at the  beginning  of the base  period,  with the net  change  excluding  capital  changes  but including the value of any  additional  Shares  purchased  with dividends earned  from the  original  one Share and all  dividends  declared on the original  and  any  purchased  Shares;  dividing  the net  change  in the account's  value by the  value of the  account  at the  beginning  of the base period to determine  the base period  return;  and  multiplying  the base period return by 365/7.

   The  effective  yield of Money  Market  Fund Shares is  calculated  by compounding  the  unannualized  base-period  return by: adding one to the
base-period   return,   raising  the  sum  to  the  365/7th  power;   and
subtracting  one  from  the  result.  The  tax-equivalent  yield  of  the
Louisiana  Municipal Income Fund's Shares is calculated  similarly to the yield,  but is adjusted to reflect  the taxable  yield that Shares  would have  had to earn  to  equal  the  actual  yield,  assuming  the  maximum combined federal and state tax rate.

   To the  extent  investment  professionals  and  broker/dealers  charge fees  in  connection  with  services  provided  in  conjunction  with  an investment in Shares,  the Share  performance  is lower for  shareholders paying those fees.

TAX EQUIVALENCY TABLE
   Set forth  below is a sample of a  tax-equivalency  table  that may be
used  in   advertising   and  sales   literature.   This   table  is  for
illustrative  purposes only and is not  representative  of past or future performance of the Louisiana  Municipal  Income Fund. The interest earned by the  municipal  securities  owned by the Fund  generally  remains free from  federal  regular  income tax and is often free from state and local taxes as well.  However,  some of the Louisiana  Municipal  Income Fund's income may be subject to the  federal  alternative  minimum tax and state and/or local taxes.

TAX EQUIVALENCY TABLE

                    TAXABLE YIELD EQUIVALENT FOR 2003
                           STATE OF LOUISIANA
----------- ---------- --------  --------  ---------- ---------- ----------
COMBINED
FEDERAL
&
STATE          12.00%   21.00%    31.00%      34.00%     39.00%     41.00%

----------- ---------- --------  --------  ---------- ---------- -----------
----------- ---------- --------  --------  ---------- ---------- ----------
SINGLE             $0-  $7,001 - $28,401 -   $68,801-  $143,501-      OVER
RETURN:        $7,000  $28,400   $68,800    $143,500   $311,950   $311,950

            ---------- --------  --------  ---------- ---------- ----------
------------
TAX-EXEMPT
   YIELD                       TAXABLE YIELD EQUIVALENT

----------- ---------- --------  --------  ---------- ---------- ----------
----------- ---------- --------  --------  ---------- ---------- ----------
     0.50%      0.57%    0.63%     0.72%       0.76%      0.82%      0.85%
     1.00%      1.14%    1.27%     1.45%       1.52%      1.64%      1.69%
     1.50%      1.70%    1.90%     2.17%       2.27%      2.46%      2.54%
     2.00%      2.27%    2.53%     2.90%       3.03%      3.28%      3.39%
     2.50%      2.84%    3.16%     3.62%       3.79%      4.10%      4.24%
     3.00%      3.41%    3.80%     4.35%       4.55%      4.92%      5.08%
     3.50%      3.98%    4.43%     5.07%       5.30%      5.74%      5.93%
     4.00%      4.55%    5.06%     5.80%       6.06%      6.56%      6.78%
     4.50%      5.11%    5.70%     6.52%       6.82%      7.38%      7.63%
     5.00%      5.68%    6.33%     7.25%       7.58%      8.20%      8.47%
     5.50%      6.25%    6.96%     7.97%       8.33%      9.02%      9.32%
     6.00%      6.82%    7.59%     8.70%       9.09%      9.84%     10.17%
     6.50%      7.39%    8.23%     9.42%       9.85%     10.66%     11.02%
     7.00%      7.95%    8.86%    10.14%      10.61%     11.48%     11.86%
     7.50%      8.52%    9.49%    10.87%      11.36%     12.30%     12.71%
     8.00%      9.09%   10.13%    11.59%      12.12%     13.11%     13.56%
     8.50%      9.66%   10.76%    12.32%      12.88%     13.93%     14.41%
     9.00%     10.23%   11.39%    13.04%      13.64%     14.75%     15.25%

Note:       The maximum marginal tax rate for each bracket was used in calculating
      the taxable yield equivalent.   Furthermore, additional state and local
      taxes paid on comparable taxable investments were not used to increase federal deductions.

                          TAX EQUIVALENCY TABLE
                         TAXABLE YIELD LOUISIANA
---------- --------- -------  -------- --------- --------- ---------
COMBINED
FEDERAL
&
STATE        12.00%  21.00%    31.00%    34.00%    39.00%    41.00%

---------- --------- ------- --------- --------- --------- ----------
---------- --------- ------- --------- --------- --------- ----------
JOINT            $0- $14,00-  $56,801-  114,651- $174,701-     OVER
RETURN:     $14,000  $56,800  $114,650 $174,700  $311,950  $311,950

           --------- ------- --------- --------- --------- ----------
------------
TAX-EXEMPT
   YIELD

                            TAXABLE YIELD EQUIVALENT
---------- --------- -------  -------- --------- --------- ---------
    0.50%     0.57%   0.63%     0.72%     0.76%     0.82%     0.85%
    1.00%     1.14%   1.27%     1.45%     1.52%     1.64%     1.69%
    1.50%     1.70%   1.90%     2.17%     2.27%     2.46%     2.54%
    2.00%     2.27%   2.53%     2.90%     3.03%     3.28%     3.39%
    2.50%     2.84%   3.16%     3.62%     3.79%     4.10%     4.24%
    3.00%     3.41%   3.80%     4.35%     4.55%     4.92%     5.08%
    3.50%     3.98%   4.43%     5.07%     5.30%     5.74%     5.93%
    4.00%     4.55%   5.06%     5.80%     6.06%     6.56%     6.78%
    4.50%     5.11%   5.70%     6.52%     6.82%     7.38%     7.63%
    5.00%     5.68%   6.33%     7.25%     7.58%     8.20%     8.47%
    5.50%     6.25%   6.96%     7.97%     8.33%     9.02%     9.32%
    6.00%     6.82%   7.59%     8.70%     9.09%     9.84%    10.17%
    6.50%     7.39%   8.23%     9.42%     9.85%    10.66%    11.02%
    7.00%     7.95%   8.86%    10.14%    10.61%    11.48%    11.86%
    7.50%     8.52%   9.49%    10.87%    11.36%    12.30%    12.71%
    8.00%     9.09%  10.13%    11.59%    12.12%    13.11%    13.56%
    8.50%     9.66%  10.76%    12.32%    12.88%    13.93%    14.41%
    9.00%    10.23%  11.39%    13.04%    13.64%    14.75%    15.25%

Note:       The maximum marginal tax rate for each bracket was used in
      calculating the taxable yield equivalent.   Furthermore,
      additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS
   Advertising and sales literature may include:

o     references  to  ratings,   rankings,   and  financial  publications
  and/or performance comparisons of Shares to certain indices;

o     charts,  graphs  and  illustrations  using the Funds'  returns,  or returns  in  general,  that  demonstrate  investment  concepts  such as
  tax-deferred   compounding,   dollar-cost   averaging  and   systematic
  investment;

o     discussions of economic,  financial and political  developments and
  their  impact  on  the  securities  market,   including  the  portfolio
  manager's views on how such developments could impact the Funds; and

o     information  about the mutual fund  industry  from  sources such as the Investment Company Institute.

   A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

   A  Fund  may  quote   information  from  reliable  sources   regarding
individual  countries and regions,  world stock  exchanges,  and economic and demographic statistics.

   You may use  financial  publications  and/or  indices to obtain a more complete  view of Share  performance.  When  comparing  performance,  you should  consider all  relevant  factors  such as the  composition  of the index used,  prevailing  market  conditions,  portfolio  compositions  of other funds,  and methods used to value portfolio  securities and compute offering price.  The financial  publications  and/or indices which a Fund uses in advertising may include:

oLipper,   Inc.,  ranks  funds  in  various  fund  categories  by  making comparative  calculations  using total return.  Total return  assumes the reinvestment  of all income  dividends and capital  gains  distributions, if any.  From  time to time,  the  Money  Market  Funds  will  quote  the
Lipper  ranking in the  "money  market  instruments  funds"  category  in advertising and sales literature.

oBank Rate Monitor National Index, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts.  The rates published in the index are averages of the personal account rates offered on the
Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan
Statistical Areas.  Account minimums range upward from $2,500 in each institution, and compounding methods vary.  If more than one rate is offered, the lowest rate is used.  Rates are subject to change at any time specified by the institution.

oDow Jones Industrial Average ("DJIA") represents share prices of selected blue-chip industrial corporations as well as public utility and transportation companies.  The DJIA indicates daily changes in the average price of stocks in any of its categories.  It also reports total sales for each group of industries.  Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.


oStandards & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies, compares total returns of funds whose portfolios are invested primarily in common stocks.  In addition, the
Standard & Poor's index assumes reinvestment of all dividends paid by a stock listed on the index.  Taxes due on any of these
distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.


oStandards & Poor's 400 Mid Cap Index is a capitalization weighted index of common stocks representing all major industries in the mid range of the U.S. stock market.

oLehman Brothers Government/Corporate Total Index is compromised of approximately
5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the
U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance.  The average maturity of these bonds approximates nine years.  Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-months, twelve months, and ten-year periods and year-to-date.

Lehman  Brothers  10-Year  State  General  Obligations  Bond  Index is an
unmanaged  index  comprised of state general  obligation debt issues with maturity ranges between 9 and 11 years.

oSalomon Brothers AAA-AA Corporate Index calculates total returns of approximately
775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.

oSalomon Brothers Broad Investment Grade Bond Index is an unmanaged market value weighted index composed of over 4,000 individually priced securities with a quality rating of at least BBB.  Each issue has a minimum maturity of one year with an outstanding par amount of at least
$25 million.

oMerrill Lynch Corporate & Government Master Index is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof.  These quality parameters are based on composite of rating assigned by
Standard & Poor's and Moody's Investors Service. Only notes and bonds with a minimum maturity of one year are included.

oMerrill Lynch Corporate Master Index is an unmanaged index comprised of approximately
4,356 corporate debt obligations rated BBB or better.  These quality parameters are based on composites of ratings assigned by Standard
& Poor's and Moody's Investors Service.  Only bonds with a minimum maturity of one year are included.


oSalomon Brothers Broad Investment-Grade ("BIG") Bond Index is designed to provide the investment-grade bond manager with an all-inclusive universe of institutionally traded U.S. Treasury, agency, mortgage and corporate securities which can be used as a benchmark.  The BIG Index is market capitalization-weighted and includes all fixed rate bonds with a maturity of one year or longer and a minimum of $50-million amount outstanding at entry ($200 million for mortgage coupons) and remain in the index until their amount falls below $25 million.


oMorningstar, Inc., an independent rating service , is the publisher of the bi-weekly Mutual Funds Values.  Mutual Funds Values  rates more than
1,000 NASDAQ-listed  mutual funds of all types, according to their risk-adjusted returns.  The maximum rating is five stars, and ratings are effective for two weeks.

FINANCIAL INFORMATION


   The  Financial  Statements  for the Funds for the  fiscal  year  ended
August 31,  2003,  are  incorporated  herein by reference to the combined
Annual Report to Shareholders  of Capital  Appreciation  Fund,  Louisiana
Municipal  Income  Fund,  Mid Cap Equity  Fund,  Total  Return Bond Fund,
U.S.  Government  Income Fund, Cash Reserve Fund and U.S.  Treasury Money
Market Fund dated August 31, 2003.


INVESTMENT RATINGS

STANDARD & POOR'S MUNICIPAL BOND RATING DEFINITIONS
AAA - Debt rated AAA has the highest  rating  assigned by Standard  &
Poor's  (S&P).  Capacity  to pay  interest  and  repay  principal  is extremely strong.

AA - Debt rated AA has a very strong  capacity to pay  interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt  rated  A has a  strong  capacity  to  pay  interest  and  repay principal  although  it is  somewhat  more  susceptible  to  the  adverse effect of changes in circumstances  and economic  conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded  as having an  adequate  capacity to pay interest  and repay  principal.  Whereas it  normally  exhibits  adequate
protection   parameters,   adverse   economic   conditions   or  changing
circumstances  are more  likely  to lead to a  weakened  capacity  to pay interest and repay  principal  for debt in this  category  than in higher rated categories.

BB, B, CCC,  CC - Debt rated BB, B, CCC and CC is  regarded,  on balance, as  predominantly  speculative  with  respect to capacity to pay interest and repay principal in accordance  with the terms of the  obligation.  BB indicates the lowest degree of  speculation  and CC the highest degree of
speculation.   While  such  debt  will  likely  have  some   quality  and
protective  characteristics,  these are outweighed by large uncertainties of major risk exposures to adverse conditions.

C - The rating C is  reserved  for income  bonds on which no  interest is being paid.

D -  Debt  rated  D is  in  default,  and  payments  of  interest  and/or repayment of principal is in arrears.

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A S&P note rating  reflects the liquidity  concerns and market access risks unique to notes.
SP-1--Very  strong or strong  capacity  to pay  principal  and  interest.
Those issues determined to possess  overwhelming  safety  characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

VARIABLE  RATE  DEMAND  NOTES  (VRDNs)  AND TENDER  OPTION  BONDS  (TOBs)
RATINGS
S&P  assigns dual ratings to all  long-term  debt issues that have as part of their  provisions  a  variable  rate  demand  feature.  The first rating  (long-term  rating)  addresses  the  likelihood  of  repayment of principal  and  interest  when due,  and the  second  rating  (short-term rating)  describes  the  demand  characteristics.  Several  examples  are
AAA/A-1+,  AA/A-1+,  A/A-1.  (The  definitions  for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS
An  S&P  commercial  paper  rating  is a  current  assessment  of the likelihood  of timely  payment of debt having an original  maturity of no more than 365 days.

A-1--This   highest   category   indicates  that  the  degree  of  safety
regarding  timely payment is strong.  Those issues  determined to possess extremely  strong  safety  characteristics  are denoted  with a plus sign
(+) designation.

A-2--Capacity  for timely  payment  on issues  with this  designation  is satisfactory.  However,  the relative  degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS
AAA--Debt   rated  AAA  has  the  highest  rating  assigned  by  S&P.
Capacity to pay interest and repay principal is extremely strong.

AA--Debt  rated AA has a very strong  capacity to pay  interest and repay principal  and  differs  from  the  highest-rated  issues  only in  small degree.

A--Debt  rated  A has  a  strong  capacity  to  pay  interest  and  repay principal  although  it is  somewhat  more  susceptible  to  the  adverse effects of changes in  circumstances  and economic  conditions  than debt in higher-rated categories.

MOODY'S INVESTORS SERVICE, MUNICIPAL BOND RATING DEFINITIONS
Aaa - Bonds  which are rated  Aaa are  judged to be of the best  quality.
They  carry the  smallest  degree of  investment  risk and are  generally referred to as "gilt edge."  Interest  payments are  protected by a large or by an  exceptionally  stable  margin and  principal  is secure.  While the various  protective  elements  are likely to change,  such changes as can be visualized  are most unlikely to impair the  fundamentally  strong position of such issues.

Aa - Bonds  which are rated Aa are  judged to be of high  quality  by all standards.  Together  with  the  Aaa  group,  they  compromise  what  are generally  known as high  grade  bonds.  They are  rated  lower  than the best bonds because  margins of  protection  may not be as large as in Aaa securities  or  fluctuation  of  protective  elements  may be of  greater amplitude  or there may be other  elements  present  which  make the long term risks appear somewhat larger than in Aaa securities.

A  -  Bonds  which  are  rated  A  possess  many   favorable   investment
attributes  and are to be considered  as upper medium grade  obligations.
Factors  giving   security  to  principal  and  interest  are  considered
adequate but elements may be present  which suggest a  susceptibility  to impairment some time in the future.

Baa  -  Bonds  which  are  rated  Baa  are  considered  as  medium  grade
obligations,   i.e.,  they  are  neither  highly   protected  nor  poorly
secured.  Interest  payments and principal  security  appear adequate for the  present  but certain  protective  elements  may be lacking or may be characteristically  unreliable  over  any  great  length  of  time.  Such bonds  lack  outstanding  investment  characteristics  and in  fact  have speculative characteristics as well.

Ba - Bonds which are Ba are judged to have  speculative  elements;  their future  cannot be considered  as well  assured.  Often the  protection of interest  and  principal  payments  may be very  moderate and thereby not well  safeguarded  during  both  good  and bad  times  over  the  future.
Uncertainty of position characterizes bonds in this class.

B -  Bonds  which  are  rated B  generally  lack  characteristics  of the desirable  investment.  Assurance of interest and  principal  payments or of  maintenance  of other terms of the  contract  over any long period of time may be small.

Caa - Bonds  which are rated Caa are of poor  standing.  Such  issues may be in default or there may be present  elements  of danger  with  respect to principal or interest.

Ca  -  Bonds  which  are  rated  Ca  represent   obligations   which  are
speculative  in a high  degree.  Such issues are often in default of have other marked shortcomings.

C - Bonds  which  are  rated C are the  lowest  rated  class of bonds and issues so rated can be regarded as having  extremely  poor  prospects  of ever attaining any real investment standing.

MOODY'S INVESTORS SERVICE, SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's  Investor  Service,   Inc.   (Moody's)   short-term  ratings  are
designated  Moody's  Investment  Grade (MIG or VMIG).  (See  below.)  The purpose  of the  MIG or  VMIG  ratings  is to  provide  investors  with a simple system by which the  relative  investment  qualities of short-term obligations may be evaluated.

MIG1--This  designation  denotes best  quality.  There is present  strong protection  by  established  cash flows,  superior  liquidity  support or demonstrated broad based access to the market for refinancing.

MIG2--This  designation  denotes high quality.  Margins of protection are ample although not so large as in the preceding group.

MOODY'S INVESTORS SERVICE,  SHORT-TERM DEBT RATING DEFINITIONS
Prime-1 - Issuers  rated  Prime-1  (or related  supporting  institutions)
have  a  superior   capacity  for  repayment  of  short-term   promissory
obligations.  Prime-1  repayment  capacity  will normally be evidenced by the following characteristics:

- Leading market positions in well established industries.

- High rates of return on funds employed.

- Conservative  capitalization  structure with moderate  reliance on debt and ample asset protection.

- Broad margins in earning  coverage of fixed financial  charges and high internal cash generation.

-  Well-established  access to a range of  financial  markets and assured sources of alternate liquidity

Prime-2 - Issuers  rated  Prime-2  (or related  supporting  institutions)
have  a  strong   capacity  for   repayment  of   short-term   promissory
obligations.   This  will   normally   be   evidenced   by  many  of  the
characteristics  cited above,  but to a lesser  degree.  Earnings  trends and  coverage  ratios,  while sound,  will be more subject to  variation.
Capitalization  characteristics,  while  still  appropriate,  may be more
affected  by  external   conditions.   Ample   alternate   liquidity   is
maintained.

Prime-3 - Issuers  rated  Prime-3  (or related  supporting  institutions)
have  an   acceptable   ability  for   repayment  of  senior   short-term
obligations.   The  effect  of   industry   characteristics   and  market
compositions  may  be  more  pronounced.   Variability  in  earnings  and
profitability  may  result in  changes  in the  level of debt  protection
measurements  and  may  require   relatively  high  financial   leverage.
Adequate alternate liquidity is maintained.

Not  Prime-  Issuers  rated  Not  Prime  do not  fall  within  any of the
Prime rating categories.

VARIABLE  RATE  DEMAND  NOTES  (VRDNs)  AND TENDER  OPTION  BONDS  (TOBs)
RATINGS
Short-term  ratings on issues with demand features are  differentiated by the use of the VMIG  symbol to reflect  such  characteristics  as payment upon  periodic  demand  rather  than  fixed  maturity  dates and  payment relying on  external  liquidity.  In this case,  two  ratings are usually
assigned,   (for  example,   Aaa/VMIG-1);   the  first   representing  an
evaluation  of the degree of risk  associated  with  scheduled  principal and interest payments,  and the second  representing an evaluation of the degree of risk associated  with the demand  feature.  The VMIG rating can be assigned a 1 or 2  designation  using the same  definitions  described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS
P-1--Issuers  rated Prime-1 (or related  supporting  institutions) have a superior  capacity for  repayment of short-term  promissory  obligations.
Prime-1  repayment  capacity  will normally be evidenced by the following
characteristics:   leading   market   positions   in   well   established
industries,  high  rates  of  return  on  funds  employed,   conservative
capitalization  structure with moderate  reliance on debt and ample asset
protection,   broad  margins  in  earning  coverage  of  fixed  financial charges and high internal cash generation,  well-established  access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers  rated Prime-2 (or related  supporting  institutions) have a strong  capacity for  repayment  of  short-term  promissory  obligations.
This will  normally be  evidenced  by many of the  characteristics  cited above,  but to a lesser  degree.  Earnings  trends and  coverage  ratios,
while  sound,   will  be  more  subject  to   variation.   Capitalization
characteristics,  while  still  appropriate,  may  be  more  affected  by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS
Aaa--Bonds  which  are rated  Aaa are  judged to be of the best  quality.
They  carry the  smallest  degree of  investment  risk and are  generally referred to as "gilt edged."  Interest  payments are protected by a large or by an exceptionally  stable margin and principal is secure.  While the various  protective  elements  are likely to change,  such changes as can be  visualized  are most  unlikely  to impair  the  fundamentally  strong position of such issues.

Aa--Bonds  which are rated Aa are  judged  to be of high  quality  by all
standards.   Together  with  the  Aaa  group,   they  comprise  what  are
generally known as high-grade  bonds.  They are rated lower than the best bonds  because  margins  of  protection  may  not be as  large  as in Aaa securities  or  fluctuation  of  protective  elements  may be of  greater amplitude  or  there  may  be  other  elements  present  which  make  the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable  investment  attributes and  are to be  considered  as  upper-medium-grade  obligations.  Factors giving  security to principal  and interest are  considered  adequate but elements  may be  present  which suggest a  susceptibility  to impairment sometime in the future.

NR--Indicates  that  both the bonds and the  obligor  or credit  enhancer
are  not   currently   rated  by  S&P  or  Moody's  with  respect  to
short-term  indebtedness.  However,  management  considers  them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The  underlying  issuer/obligor/guarantor  has  other  outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The  underlying  issuer/obligor/guarantor  has  other  outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The  underlying  issuer/obligor/guarantor  has  other  outstanding debt rated A by S&P or Moody's.

FITCH RATINGS SHORT-TERM DEBT RATING DEFINITIONS
F-1+--Exceptionally  Strong Credit  Quality.  Issues assigned this rating are  regarded  as having the  strongest  degree  of assurance  for timely payment.

F-1--Very  Strong Credit Quality.  Issues assigned this rating reflect an assurance  for timely  payment,  only slightly less in degree than issues rated F-1+.

F-2--Good   Credit   Quality.   Issues   carrying   this  rating  have  a
satisfactory  degree of assurance for timely  payment,  but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--Bonds  considered to be investment  grade and of the highest  credit
quality.   The  obligor  has  an  exceptionally  strong  ability  to  pay interest  and  repay  principal,  which is  unlikely  to be  affected  by reasonably foreseeable events.

AA--Bonds  considered  to be  investment  grade and of very  high  credit quality.  The  obligor's  ability to pay interest and repay  principal is very  strong,  although  not quite as strong as bonds rated AAA.  Because
bonds  rated  in  the  AAA  and  AA  categories  are  not   significantly
vulnerable to foreseeable future  developments,  short-term debt of these issuers is generally rated F-1+.

A--Bonds  considered to be investment  grade and of high credit  quality.
The obligor's  ability to pay interest and repay  principal is considered to be strong,  but may be more  vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds  considered to be investment grade and of satisfactory  credit quality.  The  obligor's  ability to pay interest and repay  principal is considered to be adequate.  Adverse  changes in economic  conditions  and circumstances,  however,  are more likely to have adverse impact on these bonds,  and therefore  impair timely  payment.  The  likelihood  that the ratings of these  bonds will fall below  investment  grade is higher than for bonds with higher ratings.

BB--Bonds  are  considered  speculative.  The  obligor's  ability  to pay interest  and  repay  principal  may be  affected  over  time by  adverse economic  changes.  However,  business and financial  alternatives can be identified  which  could  assist  the  obligor  in  satisfying  its  debt service requirements.

B--Bonds are  considered  highly  speculative.  While bonds in this class are  currently  meeting debt service  requirements,  the  probability  of
continued   timely  payment  of  principal  and  interest   reflects  the
obligor's  limited margin of safety and the need for reasonable  business and economic activity throughout the life of the issue.

CCC--Bonds  have  certain  identifiable  characteristics  which,  if  not remedied,  may lead to default.  The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds  are  minimally  protected.  Default  in  payment  of  interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, COMMERCIAL PAPER RATINGS
Prime-1--Issuers  rated  Prime-1  (or  related  supporting  institutions)
have  a  superior   capacity  for  repayment  of  short-term   promissory
obligations.  Prime-1  repayment  capacity  will normally be evidenced by the following characteristics:

o     Leading market positions in well-established industries;

o     High rates of return on funds employed;

o     Conservative  capitalization  structure  with moderate  reliance on debt and ample asset protection;

o     Broad margins in earning  coverage of fixed  financial  charges and high internal cash generation; and

o     Well-established  access  to  a  range  of  financial  markets  and assured sources of alternate liquidity.

Prime-2--Issuers  rated  Prime-2  (or  related  supporting  institutions)
have  a  strong   capacity  for   repayment  of   short-term   promissory
obligations.   This  will   normally   be   evidenced   by  many  of  the
characteristics  cited above but to a lesser degree.  Earnings trends and coverage  ratios,  while  sound,  will  be  more  subject  to  variation.
Capitalization  characteristics,  while  still  appropriate,  may be more
affected  by  external   conditions.   Ample   alternate   liquidity   is
maintained.

STANDARD & POOR'S COMMERCIAL PAPER RATINGS
A-1--This  designation  indicates  that the  degree of  safety  regarding timely payment is strong.  Those issues  determined to possess  extremely
strong  safety   characteristics   are  denoted  with  a  plus  sign  (+)
designation.

A-2--Capacity  for timely  payment  on issues  with this  designation  is satisfactory.  However,  the relative  degree of safety is not as high as for issues designated A-1.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
FITCH-1--(Highest   Grade)  Commercial  paper  assigned  this  rating  is
regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very  Good  Grade)  Issues  assigned  this  rating  reflect  an assurance  of  timely  payment  only  slightly  less in  degree  than the strongest issues.

ADDRESSES

HIBERNIA CAPITAL APPRECIATION FUND - CLASS A SHARES AND CLASS B SHARES

HIBERNIA LOUISIANA MUNICIPAL INCOME FUND - CLASS A SHARES AND CLASS B
SHARES

HIBERNIA MID CAP EQUITY FUND - CLASS A SHARES AND CLASS B SHARES

HIBERNIA TOTAL RETURN BOND FUND

HIBERNIA U.S. GOVERNMENT INCOME FUND

HIBERNIA CASH RESERVE FUND - CLASS A SHARES AND CLASS B SHARES

HIBERNIA U.S. TREASURY MONEY MARKET FUND

(PORTFOLIOS OF HIBERNIA FUNDS)

5800 Corporate Drive
Pittsburgh, PA 15237-7010

Distributor
Edgewood Services, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Hibernia Asset Management
Attention: Hibernia Funds
P.O. Box 61540
New Orleans, LA 70161

Custodian
Hibernia National Bank
Attention: Hibernia Funds
P.O. Box 61540
New Orleans, LA 70161

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

 PART C.    OTHER INFORMATION.

Item 23.    Exhibits:

            (a)   (i)         Conformed copy of Declaration of
                              Trust of the Registrant; (5)
                  (ii)        Conformed copy of Amendment No. 7
                              of Articles Supplementary; (11)
                  (iii)       Conformed copies of Amendments Nos.
                              8-10 of Declaration of Trust of the
                              Registrant; (15)
            (b)   (i)         Copy of By-Laws of the Registrant;
                              (1)
                  Copy of Amendment #1 to the By-Laws of the
                              Registrant;(12)
(iii) Copy of Amendment #2 to the By-Laws of the Registrant; +
            (c)   (i)         Copy of Specimen Certificate for
                              Shares of Beneficial Interest of
                              the Registrant; (3)
                  (ii)        Copy of Specimen Certificates for
                              Shares of Beneficial Interest of
                              the Registrant;(5)
            (d)   (i)         Conformed copy of Investment
                              Advisory Contract up to and
                              including Exhibit H; (11)
                  (ii)        Conformed copy of Exhibit G to
                              Investment Advisory Contract; (11)
                  (iii)       Conformed copy of Amendment to
                              Investment Advisory Contract
                              between Hibernia National Bank and
                              Hibernia Funds; (14)
            (e)   (i)         Conformed copy of Administrative
                              Support and Distributor's Contract
                              of the Registrant; (14)
                  (ii)        Amendments No. 1,2,3, and 5 to
                              Exhibit A to Administrative Support
                              and Distributor's Contract of the
                              Registrant; (14)
                  (iii)       Exhibit B to Administrative Support
                              and Distributor's Contract of the
                              Registrant; (10)
                  (v)         Amendment #2 to Exhibit B; (14)
                  (iv)        Conformed copy of Mutual Funds
                              Sales and Service Agreement among
                              Federated Securities Corp.,
                              Federated Shareholder Services and
                              Hibernia Investment Securities,
                              Inc.; (11)
                  (v)         Conformed copy of Mutual Funds
                              Sales and Service Agreement among
                              Federated Securities Corp.,
                              Federated Shareholder Services and
                              Hibernia National Bank; (14)
                  (vi)        Amendment No. 1 to Exhibit B to the
                              Administrative Support and
                              Distributor's Contract of the
                              Registrant; (11)
                  (vii)       Conformed copy of Distributor's
                              Contract of the Registrant,
                              including Exhibits A, B and
                              Amendments; +
                  (viii)      Conformed copy of Administrative
                              Services Agreement of the
                              Registrant; (5)
                  (ix)        Conformed copy of Assignment of
                              Administrative Services Agreement
                              of the Registrant to Federated
                              Administrative Services; (5)

            (f)               Not applicable;
            (g)   (i)         Conformed copy of Custodian
                              Agreement of the Registrant; (6)
                  (ii)        Copy of Schedule A to Custodian
                              Contract;(8)
                  (iii)       Conformed copy of Sub-Transfer
                              Agency Agreement; (14)
                  (iv)        Amendment to Custodian Contract
                              between Hibernia Funds and Hibernia
                              National Bank; (14)
                  (v)         Conformed copy of Agreement for
                              Fund Accounting Services,
                              Administrative Services and
                              Transfer Agency Services; (14)
                  (vi)        Amendment #1 to Exhibit 1 to the
                              Agreement for Fund Accounting
                              Services, Administrative Services
                              and Transfer Agency Services; (14)
            (h)   (i)         Conformed copy of Agreement for
                              Fund Accounting, Shareholder
                              Recordkeeping, and Custody Services
                              Procurement; (6)
                  Exhibit 1 to the Agreement for Fund Accounting,
                              Shareholder Recordkeeping, and
                              Custody Services Procurement; (10)
(iii) Amendment #2 to Exhbit 1 and Amendment to the Agreement for Fund
                              Accounting, Shareholder
                              Recordkeeping, and Custody Services
                              Procurement; +
            (i)               Conformed copy of Opinion and
                              Consent of Counsel as to legality
                              of shares being registered;(7)
            (j)   (i)         Conformed copy of Opinion and
                              Consent of Special Counsel; (7)
                  (ii)        Conformed copy of Consent of
                              Independent Auditors; +
            (k)               Not applicable;
            (l)               Conformed copy of Initial Capital
                              Understanding; (7);
            (m)   (i)         Conformed copy of Present
                              Distribution Plan; (5)
                  (ii)        Form of Rule 12b-1 Agreement;(10)
                  (iii)       Amendments No. 1-4 to Exhibit A of
                              the Distribution Plan; (10)
                  (iv)        Amendment No. 5 to Exhibit A to the
                              Distribution Plan; (14)
                  (v)         Copy of Sales Agreement with
                              Federated Securities Corp.; (3)
                  (vi)        Conformed copy of Shareholder
                              Services Agreement; (7)
                  (vii)       Conformed copy of Shareholder
                              Services Agreement through and
                              Exhibit A, for Class B Shares of
                              Capital Appreciation Fund; (8)
                  (viii)      Exhibit B Shareholder Services
                              Agreement for Class B Shares of
                              Cash Reserve Fund and Mid-Cap
                              Equity Fund; (10)
                  Exhibit C Shareholder Services Agreement for
                              Class B Shares of Hibernia
                              Louisiana Municipal Income Fund;
                              (14)
(x)   Amendment No. 1 to Hibernia Funds Rule 12b-1 Plan; +

            (n)   (i)         Conformed copy of Multiple Class
                              Plan of the Registrant; (7)
                  (ii)        Conformed copy of Exhibit B to the
                              Multiple Class Plan; (11)
                  (iii)       Conformed copy of Exhibit C to the
                              Multiple Class Plan; (14)
            (o)   (i)         Conformed copy of Power of
                              Attorney; (14)
                  Conformed copy of Power of Attorney of
                              Treasurer of the Hibernia Funds;
                              (15)
(iii) Conformed copy of Power of Attorney of President and Trustee of the Hibernia Funds; +
            (p)   (i)         Copy of Code Of Ethics of Hibernia
                              National Bank; (13)
                  (ii)        Copy of Code of Ethics of Hibernia
                              Funds; (13)
                  (iii)       Copy of Code of Ethics of Federated
                              Investors, Inc., parent company of
                              Edgewood Services, Inc.,
                              Distributor of the Registrant; +

-------------------------------------------------------------------
+     All exhibits have been filed electronically.

1.    Response is incorporated by reference to Registrant's
      Registration Statement on Form N-1A filed April 15, 1988.
      (File Nos. 33-21321 and 811-5536)
3.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 1 on Form N-1A filed April 27,
      1989.  (File Nos. 33-21321 and 811-5536)
5.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 11 filed October 28, 1993.
      (File Nos.  33-21321 and 811-5536)
6.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 12 filed December 28, 1994.
      (File Nos. 33-21321 and 811-5536)
7.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 15 filed October 28, 1996.
      (File Nos. 33-21321 and 811-5536)
8.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 17 filed October 22, 1997.
      (File Nos. 33-21321 and 811-5536)
10.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 20 filed March 25, 1998. (File
      Nos. 33-21321 and 811-  5536)
11.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 22 filed October 27, 1998.
      (File Nos. 33-21321 and 811-5536)
Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 23 filed October 29, 1999.
      (File Nos. 33-21321 and 811-5536)
13.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 25 filed October 31, 2000.
      (File Nos. 33-21321 and 811-5536)
Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 26 filed October 30, 2001.
      (File Nos. 33-21321 and 811-5536)
15.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 27 filed December 27, 2002.
      (File Nos. 33-21321 and 811-5536)

Item 25.    Indemnification:  (1)

Item 26.    Business and Other Connections of Investment Adviser:

            A.   Investment Adviser

            Hibernia  National  Bank is a  national  bank  with its
            principal  place of business at 313 Carondelet  Street,
            New  Orleans,   Louisiana  70130.   Hibernia   National
            Bank,  a  national   bank   organized  in  1933,  is  a
            wholly-owned   subsidiary   of   Hibernia   Corporation
            ("Hibernia"),  a  Louisiana  Corporation.  Through  its
            subsidiaries  and  affiliates,  Hibernia  offers a full
            range of  financial  services  to the public  including
            commercial   and   consumer   lending  and   depository
            services,  cash  management,  retail banking,  mortgage
            banking,     brokerage,      investment     counseling,
            international   banking,   trust  services,   life  and
            health    insurance    and    property   and   casualty
            insurance.  Hibernia  is the  largest  publicly  traded
            national banking company  head-quartered  in Louisiana,
            Texas, Oklahoma,  Arkansas or Mississippi.  Hibernia is
            a  $16.4-billion-asset  organization  with 259  banking
            locations   in  34   Louisiana   parishes,   16   Texas
            counties,  and 2  Mississippi  counties.  It is  either
            first,  second or third in deposit  market  share in 31
            Louisiana  parishes and six Texas counties.  Hibernia's
            Louisiana  markets  represent  approximately 80% of the
            state's  population  and  84%  of  its  deposits.   Its
            statewide  Louisiana  deposit share would be 21%. As of
            December  31,  1998,  the Trust  Group  had $9  billion
            under   administration   of  which  it  had  investment
            discretion  over $4  billion.  The  executive  officers
            and  directors  of the Adviser and any other  business,
            profession,  vocation or  employment  of a  substantial
            nature in which each such  officer  and  director is or
            has been  engaged  during  the  past  two  years is set
            forth  below.  Unless  otherwise  noted,  the  position
            listed under Other  Business,  Profession,  Vocation or
            Employment is with Hibernia National Bank.

                                                Other Substantial
                        Position with           Business, Profession,
      Name              the Adviser             Vocation, Employment

Robert H. Boh           Chairman and Director
                        Hibernia Corporation and
                        Hibernia National Bank

E.R. Campbell           Vice Chairman and Director -
                        Hibernia Corporation and Hibernia
                        National Bank;

K. Kirk Domingos III    Senior Executive Vice President

Marsha M. Gassan        Senior Executive Vice President and Chief
Financial Officer

J. Herbert Boydstun     President, Chief
                        Executive Officer,
                        and Director

Russell S. Hoadley      Executive Vice President

Randall E. Howard       Chairman, Southeast
                        Louisiana Region

Ron E. Samford, Jr.     Executive Vice President
                        and Controller

Richard G. Wright       Senior Executive Vice President and
                        Chief Credit Officer

                             Directors

Robert H. Boh           Robert T. Holleman      William C. O'Malley
J. Herbert Boydstun     Elton R. King           Robert T. Ratcliff
E. R. Campbell          Sidney W. Lassen        Janee M. Tucker
Dr. James R. Peltier    Donald J. Nalty         Randall E. Howard
Ray B. Nesbit
Richard W. Freeman, Jr.
Paul Candies
Dick H. Hearin

Item 27.    Principal Underwriters:

            (a)   Edgewood   Services,   Inc.  the  Distributor  for
                  shares  of  the  Registrant,   acts  as  principal
                  underwriter    for    the    following    open-end
                  investment  companies,  including the  Registrant:
                  Banknorth  Funds,  BBH,  Fund,  Inc.,  BBH  Trust,
                  Excelsior  Funds,  Inc.,  Excelsior  Institutional
                  Trust,  Excelsior  Tax-Exempt Funds,  Inc., Golden
                  Oak(R)Family  of  Funds,   Hibernia   Funds,   The
                  Huntington  Funds,  Huntington VA Funds,  Marshall
                  Funds,  Inc.,  The Riverfront  Funds,  and WesMark
                  Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Arthur L. Cherry              Director,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue        Director,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive
--
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002     Edgewood Services, Inc.

Peter J. Germain              Director and Secretary,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Karen J. Tracey               President,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Charles L. Davis, Jr.         Vice President,
5800 Corporate Drive          Edgewood Services, Inc.
President
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

John Sheehan                  Vice President
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Stephen A. Keen               Assistant Secretary,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak              Assistant Treasurer,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

      (c)   Not applicable

Item 28.    Location of Accounts and Records:

All  accounts  and  records  required to be  maintained  by Section
31(a)  of the  Investment  Company  Act of  1940  and  Rules  31a-1
through 31a-3  promulgated  thereunder are maintained at one of the following locations:

Registrant                          5800 Corporate Drive
                                    Pittsburgh, PA  15237-7010

Federated Shareholder               P.O. Box 8600
Services Company                    Boston, MA 02266-8600
("Transfer Agent, Dividend
Disbursing Agent and Portfolio
Recordkeeper")

Federated Administrative            Federated Investors Tower
Services                            1001 Liberty Avenue
("Administrator")                   Pittsburgh, PA 15222-3779

Hibernia Asset Management           313 Carondelet Street
("Adviser")                         New Orleans, LA  70130

Hibernia National Bank              313 Carondelet Street
("Custodian")                       New Orleans, LA  70130

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

            Registrant   hereby   undertakes  to  comply  with  the
            provisions  of  Section  16(c)  of the  1940  Act  with
            respect to the removal of  Trustees  and the calling of
            special shareholder meetings by shareholders.

                            SIGNATURES

      Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment  Company Act of 1940, the  Registrant,  HIBERNIA
FUNDS,  certifies  that  it  meets  all  of  the  requirements  for effectiveness  of  this  Amendment  to its  Registration  Statement pursuant to Rule 485(b)  under the  Securities  Act of 1933 and has duly caused this  Amendment  to its  Registration  Statement  to be signed on its behalf by the  undersigned,  thereto duly authorized, in the City of Pittsburgh  and  Commonwealth  of  Pennsylvania,  on
the 31st day of December, 2003.

                          HIBERNIA FUNDS

                        BY: /s/ Timothy S. Johnson
                        Timothy S. Johnson, Secretary
                        Attorney in Fact for Peter Germain
December 31, 2003

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                          TITLE                 DATE

By:   /s/Timothy S. Johnson     Attorney In Fact      December 31, 2003
SECRETARY                       For the Persons
                                Listed Below

      NAME                          TITLE

 Charles L. Davis, Jr.*         President
                                (Principal Executive Officer)

 Richard J. Thomas*             Treasurer
                                (Principal Financial Officer)

 Edward C. Gonzales*            Trustee

 Joe N. Averett, Jr.*           Trustee

 Robert L. diBenedetto, M.D.*   Trustee

 Arthur Rhew Dooley, Jr.*       Trustee

 Teri G. Fontenot*              Trustee

 Ernset E. Howard, III*         Trustee

 J. Gordon Reische*             Trustee

 * By Power of Attorney